Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.7%)
Brazil (5.0%)
	Vale SA	51,237,741	700,765
	Petroleo Brasileiro SA	51,662,916	439,631
	B3 SA - Brasil Bolsa Balcao	77,526,211	204,832
	Ambev SA	58,702,876	154,980
	Centrais Eletricas Brasileiras SA	18,373,575	151,345
	Banco do Brasil SA	11,626,799	132,475
	WEG SA	20,091,650	131,149
	Banco BTG Pactual SA	17,771,975	129,208
	Localiza Rent a Car SA	11,440,186	124,968
	Suzano SA	9,517,053	99,158
	Itau Unibanco Holding SA ADR	13,857,804	91,461
	JBS SA	18,213,491	86,134
	Equatorial Energia SA	11,977,227	85,652
	PRIO SA	9,066,403	80,391
	Rumo SA	16,867,078	78,507
	Raia Drogasil SA	15,023,130	76,717
*	Vibra Energia SA	15,048,956	72,140
	Ultrapar Participacoes SA	11,217,322	63,780
	BB Seguridade Participacoes SA	9,040,678	62,499
	Telefonica Brasil SA	5,972,120	61,910
	Cosan SA	16,138,121	59,511
	Banco Bradesco SA	20,656,025	57,035
[1]	Rede D'Or Sao Luiz SA	10,385,998	56,915
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,402,013	54,150
*,1	Hapvida Participacoes e Investimentos SA	63,821,592	49,981
	Petroleo Brasileiro SA ADR	2,924,752	47,966
	Sendas Distribuidora SA	16,159,875	44,555
	Klabin SA	10,210,159	43,875
*	Eneva SA	16,350,248	42,110
*	Natura & Co. Holding SA	12,888,628	41,623
	Lojas Renner SA	12,737,829	41,265
	CCR SA	15,323,217	40,578
*	Embraer SA	8,318,248	38,247
	TOTVS SA	5,979,450	38,041
*	BRF SA	12,848,009	36,176
*	Hypera SA	5,364,386	34,356
	TIM SA	9,704,523	33,965
	Energisa SA	3,323,979	33,955
	Allos SA	6,371,178	31,570
	Banco Bradesco SA ADR	7,383,891	22,890
[1]	GPS Participacoes e Empreendimentos SA	5,901,318	22,774

		Shares	Market Value ($000)
	Itau Unibanco Holding SA	3,945,912	22,213
	Transmissora Alianca de Energia Eletrica SA	2,901,192	21,602
*	Multiplan Empreendimentos Imobiliarios SA	3,753,445	21,107
	Cia Siderurgica Nacional SA	5,818,182	20,821
	Santos Brasil Participacoes SA	9,888,106	20,118
	Kinea Indice de Precos FII	1,028,773	20,057
	Engie Brasil Energia SA	2,399,716	19,655
[2]	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,203,705	19,175
*	Cia De Sanena Do Parana	3,298,930	18,697
	CPFL Energia SA	2,494,847	18,259
*	3R Petroleum Oleo E Gas SA	3,271,507	18,080
	Caixa Seguridade Participacoes SA	6,245,500	17,812
[2]	Banco Santander Brasil SA ADR	3,101,965	17,743
	CSHG Logistica FI Imobiliario	530,965	17,711
*	Magazine Luiza SA	41,700,037	17,675
[2]	Companhia Paranaense de Energia ADR	2,154,491	17,516
	Companhia Paranaense de Energia	9,531,419	17,257
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,802,338	17,161
	Cielo SA	15,654,286	15,704
*	Fleury SA	4,781,160	15,701
	YDUQS Participacoes SA	4,001,350	15,571
	Atacadao SA	7,252,175	15,238
*	Cogna Educacao SA	25,742,500	15,172
	Tres Tentos Agroindustrial SA	6,498,171	14,454
*	Porto Seguro SA	2,501,436	13,470
	M Dias Branco SA	1,734,445	13,408
	Auren Energia SA	4,996,686	13,292
	Neoenergia SA	3,142,659	12,940
	XP Log FII	580,774	12,821
	Sao Martinho SA	2,242,587	12,760
	Petroreconcavo SA	2,732,196	12,711
	Arezzo Industria e Comercio SA	905,867	11,444
	Banco Santander Brasil SA	1,956,277	11,313
	SLC Agricola SA	2,927,966	11,288
	Kinea Renda Imobiliaria FII	339,410	11,235
	Cia de Saneamento de Minas Gerais Copasa MG	2,586,170	11,155
	Kinea Rendimentos Imobiliarios FII	530,525	11,113
	XP MALLS FDO INV IMOB FII	435,432	10,280
	CSN Mineracao SA	7,209,614	9,895
	Grupo De Moda Soma SA	6,136,990	9,810
	Odontoprev SA	3,889,774	9,484
	Vinci Shopping Centers FII	379,262	9,278
*	IRB-Brasil Resseguros SA	1,116,777	9,188
[2]	Cia Siderurgica Nacional SA ADR	2,553,679	9,014
*	Marfrig Global Foods SA	4,632,622	8,799
*	AES Brasil Energia SA	3,811,600	8,763
	Vivara Participacoes SA	1,270,700	8,669
*	Serena Energia SA	4,419,547	8,608
	Alupar Investimento SA	1,406,529	8,383
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,065,650	8,353
	FII Iridium	528,384	8,287
	Wilson Sons SA	2,403,534	8,174
*	MRV Engenharia e Participacoes SA	5,081,313	8,082
	Capitania Securities II FII	4,490,000	7,721
	Smartfit Escola de Ginastica e Danca SA	1,573,300	7,701
	Cia Energetica de Minas Gerais ADR	3,337,775	7,610
*	Grupo Mateus SA	5,441,108	7,556
*	Oncoclinicas do Brasil Servicos Medicos SA	3,221,655	7,537

		Shares	Market Value ($000)
*	Embraer SA ADR	401,473	7,391
	Maxi Renda FII	3,327,949	7,221
*	Dexco SA	4,587,118	7,166
	SIMPAR SA	4,098,800	6,461
*	Log-in Logistica Intermodal SA	859,200	6,460
	CSHG Renda Urbana FII	227,000	6,398
	Direcional Engenharia SA	1,437,131	6,321
	Grendene SA	4,621,397	6,315
	Hedge Brasil Shopping FII	136,371	6,290
	Mills Locacao Servicos e Logistica SA	2,374,459	6,278
	Fii UBS Br Receb Imob	360,000	6,206
*	Diagnosticos da America SA	3,728,865	6,059
	EcoRodovias Infraestrutura e Logistica SA	3,042,171	5,569
[2]	Sendas Distribuidora SA ADR	371,679	5,163
	Tupy SA	958,992	5,126
	Minerva SA	3,611,757	4,994
	Vulcabras Azaleia SA	1,282,435	4,871
[2]	TIM SA ADR	270,227	4,751
	Iochpe Maxion SA	1,789,849	4,487
	Ez Tec Empreendimentos e Participacoes SA	1,435,978	4,475
	JHSF Participacoes SA	4,590,500	4,392
	Fras-Le SA	1,379,772	4,350
	Enauta Participacoes SA	1,124,630	4,295
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	4,216
*	Hidrovias do Brasil SA	5,523,700	4,159
*,2	Companhia Paranaense de Energia ADR (XNYS)	538,622	3,916
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	767,886	3,822
*	Anima Holding SA	4,283,775	3,796
	Mahle Metal Leve SA	525,673	3,612
	Movida Participacoes SA	1,886,350	3,529
	Grupo SBF SA	1,292,568	3,446
*	CM Hospitalar SA	1,611,350	3,285
*	Zamp SA	3,092,911	3,109
	Pet Center Comercio e Participacoes SA	4,653,795	3,081
*	CVC Brasil Operadora e Agencia de Viagens SA	5,193,462	3,050
	Gerdau SA ADR	695,072	2,940
	Armac Locacao Logistica E Servicos SA	984,150	2,837
*,2	Braskem SA Class A ADR	375,062	2,715
[2]	Centrais Eletricas Brasileiras SA ADR	328,208	2,711
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,472,000	2,585
	LOG Commercial Properties e Participacoes SA	620,218	2,568
	Camil Alimentos SA	1,402,600	2,514
[1]	LWSA SA	2,173,544	2,395
*	Lojas Quero-Quero SA	2,219,561	2,289
	Iguatemi SA (BVMF)	424,652	2,047
	Cia Energetica de Minas Gerais	661,800	2,004
	FII Hectare Ce	252,262	1,864
	Bradespar SA	434,936	1,836
	Ambipar Participacoes e Empreendimentos SA	659,848	1,830
	Centrais Eletricas Brasileiras SA ADR (XNYS)	191,585	1,784
	Hospital Mater Dei SA	1,296,626	1,733
*	Empreendimentos Pague Menos SA	2,713,115	1,730
*	Grupo Casas Bahia SA	1,063,423	1,694
	FII BTLG	80,768	1,670
	Blau Farmaceutica SA	609,500	1,501
	Cia Brasileira de Aluminio	1,845,901	1,498
*	Cia Brasileira de Distribuicao	1,841,883	1,454
	Qualicorp Consultoria e Corretora de Seguros SA	2,491,484	1,096

		Shares	Market Value ($000)
*	Guararapes Confeccoes SA	745,077	793
*,2	Cia Brasileira de Distribuicao ADR	354,344	259
	Iguatemi SA	58,500	34
			4,896,322
Chile (0.5%)
	Banco de Chile	593,411,780	66,420
	Empresas Copec SA	6,584,316	41,844
	Cencosud SA	17,646,400	30,685
*	Latam Airlines Group SA	2,325,207,615	28,720
	Banco Santander Chile	619,015,450	28,601
	Empresas CMPC SA	16,283,476	26,524
*	Falabella SA	10,841,162	25,732
	Enel Americas SA	253,179,878	25,657
	Banco de Credito e Inversiones SA	861,485	22,814
	Enel Chile SA	317,510,905	19,054
	Cia Sud Americana de Vapores SA	241,317,800	17,367
	Parque Arauco SA	9,436,180	15,098
	Colbun SA	95,665,442	13,564
	Quinenco SA	3,647,526	12,379
	Cencosud Shopping SA	6,728,870	11,209
	Cia Cervecerias Unidas SA	1,806,736	10,942
	Aguas Andinas SA Class A	34,572,672	10,492
	Banco Santander Chile ADR	541,175	9,893
	Banco Itau Chile SA	995,355	9,343
[2]	Sociedad Quimica y Minera de Chile SA ADR	212,366	8,934
	CAP SA	1,015,255	7,324
*	Engie Energia Chile SA	6,987,554	6,606
	Empresa Nacional de Telecomunicaciones SA	1,887,709	6,160
	SMU SA	38,038,270	6,136
*	Plaza SA	4,153,663	5,742
	Inversiones Aguas Metropolitanas SA	6,741,307	5,292
	Sociedad de Inversiones Oro Blanco SA	673,291,835	4,695
	Inversiones La Construccion SA	449,396	3,508
	Vina Concha y Toro SA	3,167,079	3,392
	Ripley Corp. SA	14,504,765	2,878
	SONDA SA	7,171,699	2,806
	Enel Chile SA ADR	235,144	679
			490,490
China (25.9%)
	Tencent Holdings Ltd.	84,497,144	2,933,007
	Alibaba Group Holding Ltd.	229,860,260	2,061,612
*	PDD Holdings Inc. ADR	8,181,754	1,038,019
	China Construction Bank Corp. Class H	1,260,705,103	748,687
*,1	Meituan Class B	72,274,986	581,324
	Industrial & Commercial Bank of China Ltd. Class H	1,069,004,614	520,744
	NetEase Inc.	24,326,211	472,856
	Bank of China Ltd. Class H	1,108,240,735	415,890
*	Baidu Inc. Class A	30,290,465	392,177
	JD.com Inc. Class A	31,943,043	360,194
	Ping An Insurance Group Co. of China Ltd. Class H	84,147,313	353,717
*,1	Xiaomi Corp. Class B	198,135,800	312,169
	BYD Co. Ltd. Class H	13,140,316	294,214
*	Trip.com Group Ltd.	7,156,503	260,493
	Kweichow Moutai Co. Ltd. Class A	1,149,640	257,323
	PetroChina Co. Ltd. Class H	279,594,227	202,249
*	Li Auto Inc. Class A	14,524,923	200,777
	China Merchants Bank Co. Ltd. Class H	52,779,795	192,403

		Shares	Market Value ($000)
*,1	Kuaishou Technology	35,326,700	178,059
	China Petroleum & Chemical Corp. Class H	342,252,822	178,041
	China Shenhua Energy Co. Ltd. Class H	45,314,360	171,908
	Yum China Holdings Inc.	4,884,100	168,042
*	New Oriental Education & Technology Group Inc.	20,460,150	157,916
	Agricultural Bank of China Ltd. Class H	401,109,343	155,306
	ANTA Sports Products Ltd.	16,928,605	142,885
[1]	Nongfu Spring Co. Ltd. Class H	23,575,000	127,945
*,1	Wuxi Biologics Cayman Inc.	48,069,566	126,497
	KE Holdings Inc. ADR	8,647,975	122,542
	China Life Insurance Co. Ltd. Class H	99,270,734	114,444
	PICC Property & Casualty Co. Ltd. Class H	91,178,207	113,413
	China Resources Land Ltd.	37,236,325	113,052
	Zijin Mining Group Co. Ltd. Class H	75,179,097	111,556
*	BeiGene Ltd.	8,593,400	97,391
*,2	NIO Inc. Class A	16,442,928	92,292
	China Mengniu Dairy Co. Ltd.	41,608,920	92,194
	Shenzhou International Group Holdings Ltd.	10,209,441	90,919
	H World Group Ltd. ADR	2,861,653	90,915
	Haier Smart Home Co. Ltd. Class H	31,774,455	89,784
	Contemporary Amperex Technology Co. Ltd. Class A	4,049,149	85,572
	CSPC Pharmaceutical Group Ltd.	112,842,529	83,017
*	Tencent Music Entertainment Group ADR	8,419,908	79,147
	CITIC Ltd.	81,881,026	79,031
*,1	Innovent Biologics Inc.	19,508,320	78,597
	China Overseas Land & Investment Ltd.	51,760,341	78,303
	China Resources Beer Holdings Co. Ltd.	21,206,124	76,689
	ENN Energy Holdings Ltd.	10,278,455	76,511
	China Merchants Bank Co. Ltd. Class A	17,132,578	73,414
	China Yangtze Power Co. Ltd. Class A	21,576,789	73,382
*	Vipshop Holdings Ltd. ADR	4,554,042	72,364
[1]	China Tower Corp. Ltd. Class H	638,942,936	71,077
	Geely Automobile Holdings Ltd.	74,125,743	70,261
[1]	Postal Savings Bank of China Co. Ltd. Class H	142,466,010	68,513
	China Pacific Insurance Group Co. Ltd. Class H	36,202,992	66,613
	Li Ning Co. Ltd.	30,850,074	65,906
	CITIC Securities Co. Ltd. Class H	33,180,938	64,760
	Wuliangye Yibin Co. Ltd. Class A	3,571,560	63,045
*	TAL Education Group ADR	5,905,465	62,834
*,2	XPeng Inc. Class A	14,931,265	62,184
	Kanzhun Ltd. ADR	4,336,268	60,317
	Yankuang Energy Group Co. Ltd. Class H	29,189,034	59,968
	Bank of Communications Co. Ltd. Class H	101,199,609	59,870
	Ping An Insurance Group Co. of China Ltd. Class A	10,301,800	58,284
*	Full Truck Alliance Co. Ltd. ADR	9,025,467	56,680
	China CITIC Bank Corp. Ltd. Class H	112,566,476	55,788
	Sunny Optical Technology Group Co. Ltd.	8,805,175	54,120
	COSCO SHIPPING Holdings Co. Ltd. Class H	50,570,105	53,130
	China Resources Power Holdings Co. Ltd.	25,829,149	52,255
	Agricultural Bank of China Ltd. Class A	95,228,795	51,604
	Industrial & Commercial Bank of China Ltd. Class A	67,644,076	48,722
	Sino Biopharmaceutical Ltd.	131,056,444	47,290
*,1	JD Health International Inc.	13,936,590	45,988
	Sinopharm Group Co. Ltd. Class H	17,251,825	45,363
	Kunlun Energy Co. Ltd.	49,710,541	44,536
[1]	CGN Power Co. Ltd. Class H	158,143,514	44,316
	Yangzijiang Shipbuilding Holdings Ltd.	34,264,098	42,776
	Industrial Bank Co. Ltd. Class A	19,263,866	42,255

		Shares	Market Value ($000)
	Weichai Power Co. Ltd. Class H	23,807,294	42,031
	BYD Co. Ltd. Class A	1,757,517	41,910
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,115,758	41,771
	Tsingtao Brewery Co. Ltd. Class H	7,293,786	41,624
	People's Insurance Co. Group of China Ltd. Class H	124,457,422	38,691
	China Gas Holdings Ltd.	40,028,293	36,495
	BYD Electronic International Co. Ltd.	10,605,029	36,329
	Zijin Mining Group Co. Ltd. Class A	21,318,100	35,798
	China Shenhua Energy Co. Ltd. Class A	6,760,978	35,058
	China Resources Gas Group Ltd.	12,289,305	34,852
*,1,2	Akeso Inc.	6,595,000	33,488
*	Kingdee International Software Group Co. Ltd.	34,396,284	33,250
[1]	Haidilao International Holding Ltd.	20,858,000	32,862
*	Tongcheng Travel Holdings Ltd.	16,008,000	32,654
	GCL Technology Holdings Ltd.	282,935,000	32,555
	Anhui Conch Cement Co. Ltd. Class H	16,236,635	32,521
*	Huaneng Power International Inc. Class H	57,372,822	32,353
	Great Wall Motor Co. Ltd. Class H	32,778,375	32,274
	China Coal Energy Co. Ltd. Class H	29,356,653	32,239
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,144,946	31,978
	China Minsheng Banking Corp. Ltd. Class H	95,326,094	31,705
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,873,242	30,714
	Shaanxi Coal Industry Co. Ltd. Class A	8,975,017	30,286
	Hengan International Group Co. Ltd.	9,536,526	29,530
[1]	Longfor Group Holdings Ltd.	26,449,601	29,327
	Bank of Communications Co. Ltd. Class A	35,008,739	29,298
*	Alibaba Health Information Technology Ltd.	79,576,112	29,241
	Wanhua Chemical Group Co. Ltd. Class A	3,000,167	29,236
	China Railway Group Ltd. Class H	63,465,604	29,025
	Kingsoft Corp. Ltd.	11,777,678	28,652
*	Bilibili Inc.	3,158,761	28,522
	China State Construction Engineering Corp. Ltd. Class A	39,570,130	28,394
	PetroChina Co. Ltd. Class A	24,313,669	28,325
	Luzhou Laojiao Co. Ltd. Class A	1,381,499	28,309
	Aluminum Corp. of China Ltd. Class H	57,863,237	28,200
	CMOC Group Ltd. Class H	50,867,171	27,863
	China Longyuan Power Group Corp. Ltd. Class H	45,786,493	27,619
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,547,796	27,519
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	5,979,200	27,031
*,2	Zai Lab Ltd.	12,691,320	26,966
	Bank of China Ltd. Class A	44,765,197	26,951
	Xinyi Solar Holdings Ltd.	58,468,000	26,845
	China Galaxy Securities Co. Ltd. Class H	54,636,875	26,770
[1]	China International Capital Corp. Ltd. Class H	22,505,940	26,752
	China Oilfield Services Ltd. Class H	27,530,880	26,460
	East Money Information Co. Ltd. Class A	15,076,542	26,237
[1,2]	WuXi AppTec Co. Ltd. Class H	3,784,919	26,188
	China State Construction International Holdings Ltd.	24,636,728	26,024
	Tingyi Cayman Islands Holding Corp.	25,730,000	25,620
	China Power International Development Ltd.	68,155,063	25,499
	CRRC Corp. Ltd. Class H	54,670,000	25,410
	WuXi AppTec Co. Ltd. Class A	3,343,052	25,368
	CITIC Securities Co. Ltd. Class A	8,849,723	25,316
[1]	China Feihe Ltd.	54,859,000	25,133
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,379,508	25,118
	Muyuan Foods Co. Ltd. Class A	5,062,998	24,885
	Haitong Securities Co. Ltd. Class H	53,925,670	24,857
[1]	Topsports International Holdings Ltd.	38,010,000	24,637

		Shares	Market Value ($000)
	Jiangxi Copper Co. Ltd. Class H	17,495,722	24,468
	China Medical System Holdings Ltd.	16,878,584	24,120
	Ping An Bank Co. Ltd. Class A	18,247,704	24,066
	Luxshare Precision Industry Co. Ltd. Class A	6,700,069	23,759
	Beijing Enterprises Holdings Ltd.	6,561,767	23,749
	Fuyao Glass Industry Group Co. Ltd. Class A	4,420,545	23,463
	Guangdong Investment Ltd.	40,054,021	23,286
	China Vanke Co. Ltd. Class H	29,510,300	23,219
[1]	China Resources Mixc Lifestyle Services Ltd.	8,019,800	23,160
	Anhui Gujing Distillery Co. Ltd. Class B	1,791,828	23,153
	SF Holding Co. Ltd. Class A	4,698,003	23,131
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,095,154	23,020
	China Hongqiao Group Ltd.	30,790,000	22,573
	NARI Technology Co. Ltd. Class A	7,657,717	22,399
	Qifu Technology Inc. Class A ADR	1,554,482	22,307
	China National Building Material Co. Ltd. Class H	62,529,473	22,057
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,612,170	21,851
	Foxconn Industrial Internet Co. Ltd. Class A	11,710,200	21,674
	Bosideng International Holdings Ltd.	47,927,764	21,666
*,1,2	Giant Biogene Holding Co. Ltd.	5,347,600	21,659
*	Genscript Biotech Corp.	13,046,320	21,656
	China Tourism Group Duty Free Corp. Ltd. Class A	1,937,422	21,570
*,1,2	SenseTime Group Inc. Class B	210,587,000	21,296
	China Merchants Port Holdings Co. Ltd.	17,150,671	21,205
[1]	Pop Mart International Group Ltd.	9,454,200	21,202
	China Petroleum & Chemical Corp. Class A	25,200,701	20,950
	Sinotruk Hong Kong Ltd.	9,160,467	20,805
[2]	RLX Technology Inc. ADR	11,367,915	20,690
*	iQIYI Inc. ADR	6,109,734	20,468
*,1	Zhejiang Leapmotor Technology Co. Ltd.	7,572,800	20,464
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	31,977,844	20,428
	Guotai Junan Securities Co. Ltd. Class A	9,989,668	20,355
	MINISO Group Holding Ltd. ADR	1,195,028	20,268
*,1	JD Logistics Inc.	23,202,246	20,260
*,2	Hollysys Automation Technologies Ltd.	810,667	20,056
	Yum China Holdings Inc. (XHKG)	579,219	20,035
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	21,536,261	20,025
[1]	Hansoh Pharmaceutical Group Co. Ltd.	13,235,000	19,878
[1]	Yadea Group Holdings Ltd.	14,394,000	19,736
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,999,479	19,638
	LONGi Green Energy Technology Co. Ltd. Class A	7,137,262	19,241
	Guangzhou Automobile Group Co. Ltd. Class H	48,384,820	19,125
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	27,440,642	18,989
[2]	Country Garden Services Holdings Co. Ltd.	28,481,827	18,815
	Autohome Inc. ADR	744,749	18,768
	Bank of Ningbo Co. Ltd. Class A	6,205,247	18,626
[1,2]	3SBio Inc.	24,705,586	18,617
	China Pacific Insurance Group Co. Ltd. Class A	5,342,720	18,568
	Shanghai Baosight Software Co. Ltd. Class B	9,360,746	18,442
	CRRC Corp. Ltd. Class A	23,269,989	18,432
	Weichai Power Co. Ltd. Class A	8,918,578	18,328
	China CSSC Holdings Ltd. Class A	4,290,029	18,276
	China National Nuclear Power Co. Ltd. Class A	15,806,423	18,257
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,428,550	18,205
	China Everbright Bank Co. Ltd. Class A	41,064,894	18,036
	Haitian International Holdings Ltd.	8,077,180	17,979
	Shandong Gold Mining Co. Ltd. Class A	6,250,126	17,909
[2]	Kingboard Holdings Ltd.	10,047,108	17,883

		Shares	Market Value ($000)
[2]	Chinasoft International Ltd.	31,251,155	17,809
	GF Securities Co. Ltd. Class A	9,278,755	17,721
[2]	China Everbright Environment Group Ltd.	50,407,203	17,581
	New China Life Insurance Co. Ltd. Class H	9,823,712	17,532
	Jiangsu Expressway Co. Ltd. Class H	18,216,976	17,393
[1]	Huatai Securities Co. Ltd. Class H	14,669,608	17,306
	Huatai Securities Co. Ltd. Class A	8,978,831	17,214
	Zhejiang Expressway Co. Ltd. Class H	23,141,877	17,191
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,146,926	17,170
	Shenwan Hongyuan Group Co. Ltd. Class A	27,952,455	17,030
	ZTE Corp. Class H	9,763,039	16,966
	Haier Smart Home Co. Ltd. Class A	5,382,707	16,769
	China Taiping Insurance Holdings Co. Ltd.	20,079,200	16,668
*,1,2	East Buy Holding Ltd.	5,661,000	16,632
	Shenzhen Inovance Technology Co. Ltd. Class A	2,119,828	16,533
	Far East Horizon Ltd.	22,096,130	16,199
*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,365,093	16,193
	China United Network Communications Ltd. Class A	25,590,644	16,107
*,1	China Literature Ltd.	5,506,764	16,017
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	569,681	15,816
	Fosun International Ltd.	30,128,125	15,811
	SAIC Motor Corp. Ltd. Class A	8,279,678	15,783
	NAURA Technology Group Co. Ltd. Class A	494,300	15,636
[1,2]	Hygeia Healthcare Holdings Co. Ltd.	4,765,284	15,530
[2]	Minth Group Ltd.	9,561,006	15,498
	China Conch Venture Holdings Ltd.	19,811,018	15,381
*,2	Canadian Solar Inc.	694,165	15,341
	Aier Eye Hospital Group Co. Ltd. Class A	8,574,518	15,325
[2]	Shenzhen International Holdings Ltd.	18,594,478	15,303
	Baoshan Iron & Steel Co. Ltd. Class A	17,832,478	15,294
	Zhongsheng Group Holdings Ltd.	8,967,906	15,138
	Poly Developments & Holdings Group Co. Ltd. Class A	11,319,422	15,106
	Sungrow Power Supply Co. Ltd. Class A	1,380,992	15,081
	China Three Gorges Renewables Group Co. Ltd. Class A	24,298,900	14,996
	China Minsheng Banking Corp. Ltd. Class A	27,160,614	14,949
	Gree Electric Appliances Inc. of Zhuhai Class A	3,038,220	14,942
[1,2]	Smoore International Holdings Ltd.	24,429,000	14,772
	Dongfeng Motor Group Co. Ltd. Class H	38,193,430	14,749
	Sany Heavy Industry Co. Ltd. Class A	8,015,643	14,620
*,2	Country Garden Holdings Co. Ltd.	178,865,995	14,507
	Shenzhen Transsion Holdings Co. Ltd. Class A	758,476	14,438
	C&D International Investment Group Ltd.	8,734,966	14,424
[2]	JinkoSolar Holding Co. Ltd. ADR	549,830	14,422
[1]	Ganfeng Lithium Group Co. Ltd. Class H	5,399,040	14,422
	Daqin Railway Co. Ltd. Class A	13,800,580	14,358
	Chongqing Changan Automobile Co. Ltd. Class B	27,517,911	14,061
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,240,476	14,019
[1]	China Resources Pharmaceutical Group Ltd.	22,926,126	13,979
	SDIC Power Holdings Co. Ltd. Class A	7,149,207	13,948
*,1	Hua Hong Semiconductor Ltd.	7,698,606	13,947
	Yuexiu Property Co. Ltd.	22,250,431	13,933
	China Communications Services Corp. Ltd. Class H	33,780,821	13,910
	Tongwei Co. Ltd. Class A	4,281,285	13,896
	JOYY Inc. ADR	451,724	13,850
*	Air China Ltd. Class H	24,183,808	13,511
	Bank of Beijing Co. Ltd. Class A	19,016,535	13,504
[2]	Beijing Enterprises Water Group Ltd.	54,980,691	13,377
	Zhaojin Mining Industry Co. Ltd. Class H	14,296,167	13,327

		Shares	Market Value ($000)
[2]	China Everbright Bank Co. Ltd. Class H	44,172,956	13,114
	TravelSky Technology Ltd. Class H	13,014,867	13,091
[2]	China Traditional Chinese Medicine Holdings Co. Ltd.	33,950,802	12,981
	Postal Savings Bank of China Co. Ltd. Class A	19,623,900	12,947
	BOE Technology Group Co. Ltd. Class A	25,662,754	12,869
	China Railway Group Ltd. Class A	14,597,043	12,850
	Beijing Kingsoft Office Software Inc. Class A	431,499	12,828
	AviChina Industry & Technology Co. Ltd. Class H	34,699,476	12,798
	ZTE Corp. Class A	4,178,639	12,781
	China Vanke Co. Ltd. Class A	9,494,395	12,725
	CSC Financial Co. Ltd. Class A	4,035,310	12,577
	China Energy Engineering Corp. Ltd. Class A	42,756,656	12,573
[2]	COSCO SHIPPING Ports Ltd.	19,983,359	12,237
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,199,109	12,223
	Chongqing Rural Commercial Bank Co. Ltd. Class H	31,386,539	12,207
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,058,785	12,139
	China CITIC Bank Corp. Ltd. Class A	13,799,516	12,052
	Anhui Conch Cement Co. Ltd. Class A	3,738,518	12,037
	Bank of Shanghai Co. Ltd. Class A	13,344,794	11,896
	Huaxia Bank Co. Ltd. Class A	14,077,231	11,880
[2]	China Cinda Asset Management Co. Ltd. Class H	123,658,276	11,865
*	Daqo New Energy Corp. ADR	656,138	11,843
[2]	China Overseas Property Holdings Ltd.	17,657,311	11,703
	Bank of Jiangsu Co. Ltd. Class A	11,473,197	11,701
	Iflytek Co. Ltd. Class A	2,190,009	11,652
	Orient Securities Co. Ltd. Class A	9,997,181	11,525
	Fufeng Group Ltd.	21,229,495	11,515
[1]	China Tourism Group Duty Free Corp. Ltd. Class H	1,309,300	11,482
	Hello Group Inc. ADR	1,938,019	11,376
	Chongqing Changan Automobile Co. Ltd. Class A	6,345,402	11,317
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,195,932	11,271
	Sinotrans Ltd. Class H	26,923,836	11,232
[2]	Greentown China Holdings Ltd.	14,832,219	11,174
[1]	CSC Financial Co. Ltd. Class H	14,647,000	11,154
*,2	China Ruyi Holdings Ltd.	66,406,709	11,141
	Bank of Nanjing Co. Ltd. Class A	9,565,844	11,064
	AECC Aviation Power Co. Ltd. Class A	2,526,379	11,055
*,1,2	Ping An Healthcare & Technology Co. Ltd.	7,607,795	10,923
	Focus Media Information Technology Co. Ltd. Class A	13,781,848	10,856
	SSY Group Ltd.	19,977,775	10,855
	Power Construction Corp. of China Ltd. Class A	15,437,210	10,826
	Lao Feng Xiang Co. Ltd. Class B	3,031,352	10,823
*	Seres Group Co. Ltd. Class A	1,369,228	10,816
	GD Power Development Co. Ltd. Class A	17,274,331	10,766
[1]	China Railway Signal & Communication Corp. Ltd. Class H	30,013,798	10,693
	Sinopec Engineering Group Co. Ltd. Class H	21,068,564	10,567
	China Nonferrous Mining Corp. Ltd.	14,979,000	10,564
	Dongyue Group Ltd.	15,680,339	10,539
*,2	China Southern Airlines Co. Ltd. Class H	28,351,638	10,489
[2]	Huadian Power International Corp. Ltd. Class H	21,811,909	10,460
	Tsingtao Brewery Co. Ltd. Class A	1,065,537	10,343
*	Shanghai International Airport Co. Ltd. Class A	2,239,588	10,340
[2]	Vinda International Holdings Ltd.	3,444,000	10,176
	Yunnan Baiyao Group Co. Ltd. Class A	1,560,559	10,117
	Hisense Home Appliances Group Co. Ltd. Class A	2,907,527	10,112
	Everbright Securities Co. Ltd. Class A	4,628,510	10,090
	China Construction Bank Corp. Class A	10,543,010	10,088
	FinVolution Group ADR	2,086,673	10,037

		Shares	Market Value ($000)
*,1,2	New Horizon Health Ltd.	4,595,000	9,991
	Shougang Fushan Resources Group Ltd.	25,192,000	9,954
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,924,267	9,836
	Tianqi Lithium Corp. Class A	1,504,740	9,766
[2]	Flat Glass Group Co. Ltd. Class H	6,372,000	9,584
	Will Semiconductor Co. Ltd. Shanghai Class A	790,020	9,505
	Sichuan Chuantou Energy Co. Ltd. Class A	4,388,877	9,497
	GF Securities Co. Ltd. Class H	9,367,400	9,427
	TBEA Co. Ltd. Class A	4,812,375	9,414
*,2	Alibaba Pictures Group Ltd.	186,409,250	9,331
	New China Life Insurance Co. Ltd. Class A	2,180,286	9,286
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,794,699	9,219
	Eve Energy Co. Ltd. Class A	1,878,492	9,116
*,2	Microport Scientific Corp.	12,336,843	9,111
	Zhongji Innolight Co. Ltd. Class A	638,523	9,107
*	TCL Technology Group Corp. Class A	16,028,394	9,043
*,1,2	China CITIC Financial Asset Management Co. Ltd. Class H	209,467,000	8,977
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,708,302	8,942
[1]	China Merchants Securities Co. Ltd. Class H	11,917,456	8,903
[2]	Kingboard Laminates Holdings Ltd.	14,751,799	8,866
	Grand Pharmaceutical Group Ltd.	20,384,210	8,814
	Metallurgical Corp. of China Ltd. Class H	44,027,885	8,616
*	Huaneng Power International Inc. Class A	7,045,991	8,590
	China Suntien Green Energy Corp. Ltd. Class H	24,784,823	8,572
	CMOC Group Ltd. Class A	11,441,211	8,564
*,2	Fenbi Ltd.	16,818,000	8,540
[2]	Uni-President China Holdings Ltd.	15,132,000	8,500
*,1,2	Luye Pharma Group Ltd.	25,209,456	8,467
	Bank of Hangzhou Co. Ltd. Class A	5,544,979	8,425
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,844,590	8,379
	Guangdong Haid Group Co. Ltd. Class A	1,584,926	8,355
[2]	Yihai International Holding Ltd.	6,505,648	8,350
*,1,2	Keymed Biosciences Inc.	2,090,000	8,296
[1]	BAIC Motor Corp. Ltd. Class H	31,029,093	8,252
	Fu Shou Yuan International Group Ltd.	13,695,913	8,214
	XCMG Construction Machinery Co. Ltd. Class A	10,455,015	8,196
	Anhui Gujing Distillery Co. Ltd. Class A	295,081	8,190
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,460,140	8,136
	Beijing Tongrentang Co. Ltd. Class A	1,336,494	8,136
	Hithink RoyalFlush Information Network Co. Ltd. Class A	506,887	8,126
[2]	Gushengtang Holdings Ltd.	1,677,500	8,115
	China International Marine Containers Group Co. Ltd. Class H	11,663,366	8,098
[2]	Sany Heavy Equipment International Holdings Co. Ltd.	12,376,954	8,056
*,2	GDS Holdings Ltd. Class A	12,028,244	8,056
*,2	Nine Dragons Paper Holdings Ltd.	21,623,910	8,011
*,1	Bairong Inc. Class B	5,466,500	8,011
*	Air China Ltd. Class A	8,076,852	8,006
[1,2]	Meitu Inc.	26,771,436	7,930
	Weibo Corp. ADR	977,297	7,916
[2]	Yangzijiang Financial Holding Ltd.	33,830,898	7,914
	Shanghai Industrial Holdings Ltd.	6,390,289	7,828
	Shanghai International Port Group Co. Ltd. Class A	10,178,534	7,826
	Hisense Home Appliances Group Co. Ltd. Class H	3,254,000	7,812
	Ganfeng Lithium Group Co. Ltd. Class A	1,625,790	7,713
[2]	Xtep International Holdings Ltd.	15,659,291	7,712
	Shenzhen Expressway Corp. Ltd. Class H	9,487,170	7,615
	Founder Securities Co. Ltd. Class A	7,904,103	7,609
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,836,363	7,581

		Shares	Market Value ($000)
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,106,639	7,527
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	55,060,131	7,466
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	37,750,565	7,464
	Sanan Optoelectronics Co. Ltd. Class A	4,872,242	7,464
	Aluminum Corp. of China Ltd. Class A	9,376,800	7,453
	JA Solar Technology Co. Ltd. Class A	3,122,420	7,435
	China Coal Energy Co. Ltd. Class A	4,355,194	7,392
[1,2]	Jiumaojiu International Holdings Ltd.	12,540,000	7,386
	Anhui Expressway Co. Ltd. Class H	7,116,097	7,380
	China Jinmao Holdings Group Ltd.	91,791,771	7,324
	CIMC Enric Holdings Ltd.	8,887,019	7,320
*	Shanghai Electric Group Co. Ltd. Class H	38,897,315	7,279
[2]	Tianneng Power International Ltd.	9,350,156	7,258
*,2	Beijing Capital International Airport Co. Ltd. Class H	25,038,447	7,247
[2]	China Risun Group Ltd.	18,238,000	7,176
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,150,477	7,099
	China Datang Corp. Renewable Power Co. Ltd. Class H	32,614,000	7,063
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	2,072,263	7,035
	Jinko Solar Co. Ltd. Class A	6,354,723	7,016
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,215,905	6,960
*,2	Zhongyu Energy Holdings Ltd.	10,345,000	6,924
	China Merchants Energy Shipping Co. Ltd. Class A	7,613,603	6,922
	China Education Group Holdings Ltd.	13,927,724	6,904
	China BlueChemical Ltd. Class H	25,064,568	6,901
*	Hainan Airlines Holding Co. Ltd. Class A	36,158,000	6,892
	Datang International Power Generation Co. Ltd. Class H	44,902,046	6,891
*	Lifetech Scientific Corp.	31,387,059	6,863
	China Water Affairs Group Ltd.	13,416,149	6,862
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	9,147,414	6,859
	Poly Property Services Co. Ltd. Class H	1,932,600	6,856
	Huayu Automotive Systems Co. Ltd. Class A	3,023,793	6,851
*	COFCO Joycome Foods Ltd.	35,210,000	6,841
*,1,2	Ascentage Pharma Group International	2,320,800	6,830
	Sinopec Kantons Holdings Ltd.	15,458,976	6,801
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,645,465	6,799
	GoerTek Inc. Class A	3,194,732	6,768
	Huadong Medicine Co. Ltd. Class A	1,677,147	6,766
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,735,991	6,755
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	923,079	6,729
	Lens Technology Co. Ltd. Class A	4,624,054	6,726
*,1,2	InnoCare Pharma Ltd.	9,863,000	6,720
*	Hopson Development Holdings Ltd.	14,501,193	6,704
	Montage Technology Co. Ltd. Class A	1,066,099	6,678
	Zhejiang NHU Co. Ltd. Class A	2,986,586	6,677
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,194,999	6,677
	COSCO SHIPPING Development Co. Ltd. Class H	66,772,529	6,675
	Haitong Securities Co. Ltd. Class A	5,442,817	6,675
	BOE Technology Group Co. Ltd. Class B	21,766,659	6,633
	Trina Solar Co. Ltd. Class A	2,056,297	6,630
*,2	Gaotu Techedu Inc. ADR	1,979,014	6,590
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	4,764,314	6,590
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,820,000	6,544
	Zhongjin Gold Corp. Ltd. Class A	4,960,183	6,515
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,708,096	6,506
*,1,2	Weimob Inc.	28,885,000	6,435
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,172,573	6,384
*	China Southern Airlines Co. Ltd. Class A	7,933,455	6,373
	PAX Global Technology Ltd.	9,096,436	6,357

		Shares	Market Value ($000)
*,2	China Eastern Airlines Corp. Ltd. Class H	25,607,558	6,356
	Zhejiang Dahua Technology Co. Ltd. Class A	2,929,913	6,331
	Hygon Information Technology Co. Ltd. Class A	688,162	6,323
	Industrial Securities Co. Ltd. Class A	8,316,051	6,317
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,597,825	6,315
	China Everbright Ltd.	12,276,100	6,297
*	360 Security Technology Inc. Class A	6,635,895	6,294
	ENN Natural Gas Co. Ltd. Class A	2,576,100	6,269
	Tong Ren Tang Technologies Co. Ltd. Class H	8,619,132	6,242
	Shoucheng Holdings Ltd.	35,305,211	6,179
	Towngas Smart Energy Co. Ltd.	16,665,000	6,163
	Guanghui Energy Co. Ltd. Class A	6,212,115	6,090
	Beijing New Building Materials plc Class A	1,635,297	6,087
[1]	Guotai Junan Securities Co. Ltd. Class H	5,474,936	6,081
*	Cambricon Technologies Corp. Ltd. Class A	399,246	6,060
	Changchun High & New Technology Industry Group Inc. Class A	380,418	6,055
	Imeik Technology Development Co. Ltd. Class A	159,060	6,010
*,2	Xinte Energy Co. Ltd. Class H	5,290,400	5,965
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	4,251,992	5,964
*,1,2	ZJLD Group Inc.	5,900,200	5,952
*	Satellite Chemical Co. Ltd. Class A	3,110,762	5,923
*,1,2	Jinxin Fertility Group Ltd.	21,318,000	5,918
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,046,449	5,917
*	Spring Airlines Co. Ltd. Class A	811,136	5,912
	Ningbo Tuopu Group Co. Ltd. Class A	864,173	5,871
	Maxscend Microelectronics Co. Ltd. Class A	455,297	5,843
	China Lesso Group Holdings Ltd.	13,146,317	5,824
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	799,271	5,819
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,577,351	5,794
	CSG Holding Co. Ltd. Class B	19,595,573	5,789
[1]	Genertec Universal Medical Group Co. Ltd.	11,221,668	5,741
	Yuexiu Transport Infrastructure Ltd.	10,454,501	5,721
	Noah Holdings Ltd. ADR	484,545	5,718
	Skyworth Group Ltd.	17,951,212	5,691
	Yankuang Energy Group Co. Ltd. Class A	1,781,798	5,678
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,783,608	5,671
	Huaneng Lancang River Hydropower Inc. Class A	4,602,300	5,605
	Concord New Energy Group Ltd.	67,264,071	5,600
	China Oriental Group Co. Ltd.	36,755,736	5,592
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,144,164	5,590
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	5,581
	Huadian Power International Corp. Ltd. Class A	6,576,008	5,571
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,204,699	5,562
	Zhejiang Juhua Co. Ltd. Class A	2,500,502	5,561
[1]	Shandong Gold Mining Co. Ltd. Class H	3,861,450	5,559
	Lufax Holding Ltd. ADR	2,341,388	5,549
	Huizhou Desay Sv Automotive Co. Ltd. Class A	466,600	5,534
	China Merchants Securities Co. Ltd. Class A	2,966,160	5,530
	Pharmaron Beijing Co. Ltd. Class A	1,879,008	5,528
[1]	Legend Holdings Corp. Class H	6,933,114	5,525
*,2	EHang Holdings Ltd. ADR	543,305	5,520
	GigaDevice Semiconductor Inc. Class A	630,679	5,490
*	Tuya Inc. ADR	2,997,893	5,486
	Metallurgical Corp. of China Ltd. Class A	12,147,833	5,485
	Sieyuan Electric Co. Ltd. Class A	777,300	5,481
	Livzon Pharmaceutical Group Inc. Class H	1,796,853	5,470
	Mango Excellent Media Co. Ltd. Class A	1,833,829	5,462
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,941,463	5,432

		Shares	Market Value ($000)
	Consun Pharmaceutical Group Ltd.	7,961,000	5,427
*	Wingtech Technology Co. Ltd. Class A	1,159,831	5,408
	Hundsun Technologies Inc. Class A	1,847,839	5,408
	Zhejiang China Commodities City Group Co. Ltd. Class A	5,197,531	5,391
	IEIT Systems Co. Ltd. Class A	1,375,350	5,391
*,1,2	China Bohai Bank Co. Ltd. Class H	39,678,990	5,390
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	6,144,344	5,353
	Yintai Gold Co. Ltd. Class A	2,701,633	5,311
	JCET Group Co. Ltd. Class A	1,695,095	5,294
	Huaibei Mining Holdings Co. Ltd. Class A	2,175,100	5,266
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	5,264
	Guosen Securities Co. Ltd. Class A	4,692,062	5,257
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,508,509	5,237
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,247,064	5,235
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,202,585	5,207
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,779,214	5,205
*,2	Seazen Group Ltd.	37,714,101	5,186
[2]	Tianqi Lithium Corp. Class H	1,165,000	5,120
*	Shanghai Electric Group Co. Ltd. Class A	9,226,860	5,115
*,2	Golden Solar New Energy Technology Holdings Ltd.	10,376,000	5,105
	Yonyou Network Technology Co. Ltd. Class A	3,277,826	5,105
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	5,071
	China Reinsurance Group Corp. Class H	94,101,940	5,058
[2]	Poly Property Group Co. Ltd.	27,645,038	5,056
	Dongfang Electric Corp. Ltd. Class A	2,505,991	5,010
	Yunnan Aluminium Co. Ltd. Class A	3,347,552	5,010
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,827,404	5,008
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,154,200	5,004
	Yifeng Pharmacy Chain Co. Ltd. Class A	946,624	5,003
	Digital China Holdings Ltd.	19,129,894	5,001
	China Resources Building Materials Technology Holdings Ltd.	31,175,076	4,994
	China Jushi Co. Ltd. Class A	3,890,858	4,976
	LB Group Co. Ltd. Class A	2,216,207	4,974
*	Hengli Petrochemical Co. Ltd. Class A	3,035,850	4,964
*	New Hope Liuhe Co. Ltd. Class A	4,332,545	4,941
	Lee & Man Paper Manufacturing Ltd.	18,361,000	4,940
*,2	Zhihu Inc. ADR	6,307,511	4,915
*	Hainan Airport Infrastructure Co. Ltd. Class A	10,093,800	4,909
	China Resources Microelectronics Ltd. Class A	928,506	4,897
	Shenergy Co. Ltd. Class A	4,828,359	4,879
	Lonking Holdings Ltd.	30,034,868	4,861
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,071,000	4,854
[1,2]	AsiaInfo Technologies Ltd.	4,809,200	4,808
	NetDragon Websoft Holdings Ltd.	3,492,638	4,784
	Canvest Environmental Protection Group Co. Ltd.	8,985,840	4,768
*,1,2	Haichang Ocean Park Holdings Ltd.	44,352,000	4,768
	Sailun Group Co. Ltd. Class A	2,823,475	4,747
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,816,478	4,728
	Shenzhen Investment Ltd.	33,389,262	4,701
	Suzhou TFC Optical Communication Co. Ltd. Class A	392,880	4,677
	Bank of Chongqing Co. Ltd. Class H	8,943,066	4,671
	Great Wall Motor Co. Ltd. Class A	1,634,500	4,658
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	3,197,000	4,656
*	Kunlun Tech Co. Ltd. Class A	1,117,187	4,641
*	National Silicon Industry Group Co. Ltd. Class A	2,329,456	4,598
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	4,579
	Shandong Nanshan Aluminum Co. Ltd. Class A	11,453,713	4,576
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	127,745	4,518

		Shares	Market Value ($000)
	Western Mining Co. Ltd. Class A	2,277,200	4,513
*,1	Shanghai Junshi Biosciences Co. Ltd. Class H	2,884,997	4,510
	Maanshan Iron & Steel Co. Ltd. Class A	12,241,192	4,499
	Dongfang Electric Corp. Ltd. Class H	5,225,813	4,475
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	4,475
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,318,562	4,472
	Shengyi Technology Co. Ltd. Class A	2,233,178	4,470
	Hunan Valin Steel Co. Ltd. Class A	5,854,000	4,452
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,589,531	4,446
[1,2]	Simcere Pharmaceutical Group Ltd.	6,619,000	4,410
	Hualan Biological Engineering Inc. Class A	1,790,453	4,391
	Beijing Roborock Technology Co. Ltd. Class A	109,756	4,387
	HLA Group Corp. Ltd. Class A	4,080,510	4,369
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	4,358
	Yunnan Energy New Material Co. Ltd. Class A	735,435	4,352
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,897,644	4,349
	SooChow Securities Co. Ltd. Class A	4,633,019	4,344
*	China Eastern Airlines Corp. Ltd. Class A	8,307,426	4,333
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	245,518	4,331
	Lingyi iTech Guangdong Co. Class A	6,550,400	4,328
	Meihua Holdings Group Co. Ltd. Class A	3,094,000	4,298
	China Resources Medical Holdings Co. Ltd.	8,342,289	4,294
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,094,263	4,291
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,561,569	4,283
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,751,858	4,275
*,1,2	Alphamab Oncology	8,374,000	4,242
	Livzon Pharmaceutical Group Inc. Class A	898,081	4,241
[1,2]	Angelalign Technology Inc.	619,993	4,220
	Caitong Securities Co. Ltd. Class A	4,066,065	4,212
	Zangge Mining Co. Ltd. Class A	1,219,300	4,208
[1,2]	A-Living Smart City Services Co. Ltd.	10,905,913	4,200
	GalaxyCore Inc. Class A	1,844,617	4,199
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,302,712	4,198
	Humanwell Healthcare Group Co. Ltd. Class A	1,495,407	4,198
	Yutong Bus Co. Ltd. Class A	1,983,214	4,189
	Goneo Group Co. Ltd. Class A	322,470	4,177
	China Shineway Pharmaceutical Group Ltd.	4,122,885	4,168
	Dong-E-E-Jiao Co. Ltd. Class A	568,767	4,163
	SDIC Capital Co. Ltd. Class A	4,432,928	4,123
*	Gotion High-tech Co. Ltd. Class A	1,580,969	4,116
	YTO Express Group Co. Ltd. Class A	2,643,206	4,111
	Tongling Nonferrous Metals Group Co. Ltd. Class A	9,742,800	4,102
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	918,515	4,081
	Youngor Fashion Co. Ltd.	4,346,180	4,080
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,973,302	4,072
[2]	Greentown Service Group Co. Ltd.	13,065,893	4,037
	Sihuan Pharmaceutical Holdings Group Ltd.	58,197,595	4,021
	Ningbo Zhoushan Port Co. Ltd. Class A	7,973,663	3,978
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,406,245	3,978
	China Overseas Grand Oceans Group Ltd.	16,848,142	3,972
	China Foods Ltd.	10,687,153	3,952
	JNBY Design Ltd.	3,094,500	3,950
*	Wintime Energy Group Co. Ltd. Class A	21,641,900	3,948
	Goldwind Science & Technology Co. Ltd.	10,758,290	3,930
*,1,2	Remegen Co. Ltd. Class H	2,008,000	3,916
	Weifu High-Technology Group Co. Ltd. Class B	3,260,449	3,894
	Tiangong International Co. Ltd.	18,057,224	3,884
*,2	Kingsoft Cloud Holdings Ltd.	22,122,265	3,854

		Shares	Market Value ($000)
	Yuexiu REIT	28,400,544	3,852
	Yunnan Yuntianhua Co. Ltd. Class A	1,744,900	3,830
	Hisense Visual Technology Co. Ltd. Class A	1,238,862	3,825
	Xiamen C & D Inc. Class A	2,814,300	3,799
	Yealink Network Technology Corp. Ltd. Class A	1,104,146	3,748
*,2	Yeahka Ltd.	2,395,200	3,745
	Changjiang Securities Co. Ltd. Class A	5,439,510	3,739
	Rongsheng Petrochemical Co. Ltd. Class A	2,831,048	3,734
	Shede Spirits Co. Ltd. Class A	323,552	3,731
	SG Micro Corp. Class A	429,963	3,722
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,385	3,709
*,1,2	Microport Cardioflow Medtech Corp.	18,651,000	3,701
*	Tongkun Group Co. Ltd. Class A	2,202,499	3,649
	Angang Steel Co. Ltd. Class H	22,166,652	3,632
[2]	CGN New Energy Holdings Co. Ltd.	15,546,000	3,626
	Eoptolink Technology Inc. Ltd. Class A	616,360	3,623
	Guoyuan Securities Co. Ltd. Class A	4,065,099	3,621
*	Guangshen Railway Co. Ltd. Class H	17,995,093	3,620
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	6,408,029	3,616
	China Baoan Group Co. Ltd. Class A	2,396,736	3,608
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	2,122,329	3,608
	CPMC Holdings Ltd.	4,173,319	3,596
	Shenzhen Energy Group Co. Ltd. Class A	4,162,270	3,596
*,1	Maoyan Entertainment	3,289,000	3,590
	Ninestar Corp. Class A	1,329,827	3,585
	Shandong Sun Paper Industry JSC Ltd. Class A	2,112,900	3,577
	Chongqing Brewery Co. Ltd. Class A	461,151	3,575
*	Yanlord Land Group Ltd.	9,249,260	3,574
	TongFu Microelectronics Co. Ltd. Class A	1,388,579	3,555
	Jason Furniture Hangzhou Co. Ltd. Class A	750,513	3,548
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	976,653	3,529
	Shui On Land Ltd.	39,292,000	3,526
*,2	Jinke Smart Services Group Co. Ltd. Class H	3,314,300	3,504
	Nanjing Securities Co. Ltd. Class A	3,371,310	3,499
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	3,490
	China XD Electric Co. Ltd. Class A	4,917,107	3,490
	Jinduicheng Molybdenum Co. Ltd. Class A	2,743,140	3,489
	COSCO SHIPPING Holdings Co. Ltd. Class A	2,515,538	3,486
*,1	Peijia Medical Ltd.	6,036,000	3,469
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	3,468
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,564,796	3,468
	China Greatwall Technology Group Co. Ltd. Class A	2,984,888	3,455
	China Zheshang Bank Co. Ltd. Class A	9,212,710	3,451
	People's Insurance Co. Group of China Ltd. Class A	4,854,099	3,451
	CNGR Advanced Material Co. Ltd. Class A	566,600	3,436
	Ningbo Deye Technology Co. Ltd. Class A	364,345	3,435
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,128,135	3,420
[2]	Xinyi Energy Holdings Ltd.	24,452,600	3,418
	Sun Art Retail Group Ltd.	27,771,500	3,414
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	3,413
	Hengtong Optic-electric Co. Ltd. Class A	2,227,565	3,412
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	928,924	3,403
	Zhejiang Longsheng Group Co. Ltd. Class A	3,166,450	3,396
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	3,394
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,337,670	3,385
	Hoshine Silicon Industry Co. Ltd. Class A	553,220	3,377
	China Yongda Automobiles Services Holdings Ltd.	13,139,652	3,376
	Sinotrans Ltd. Class A	4,388,895	3,370

		Shares	Market Value ($000)
	Shanghai Baosight Software Co. Ltd. Class A	587,690	3,355
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,128,890	3,350
	Bank of Changsha Co. Ltd. Class A	3,355,488	3,350
*	Kuang-Chi Technologies Co. Ltd. Class A	2,009,604	3,335
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	3,330
	Sinoma International Engineering Co. Class A	2,143,272	3,330
	Jointown Pharmaceutical Group Co. Ltd. Class A	3,430,249	3,326
	Angel Yeast Co. Ltd. Class A	771,781	3,321
	Hubei Energy Group Co. Ltd. Class A	5,494,845	3,317
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,056,700	3,305
	Huagong Tech Co. Ltd. Class A	921,500	3,298
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,140,836	3,283
	BOE Varitronix Ltd.	5,058,813	3,280
	State Grid Yingda Co. Ltd. Class A	5,301,847	3,278
*	Wanda Film Holding Co. Ltd. Class A	2,128,450	3,277
	China Energy Engineering Corp. Ltd. Class H	37,088,211	3,272
*	XD Inc.	3,033,200	3,261
	Zhejiang Supor Co. Ltd. Class A	462,619	3,258
	By-health Co. Ltd. Class A	1,553,906	3,257
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,749,539	3,257
*,3	China Dili Group	38,445,940	3,246
*,1,2	Arrail Group Ltd.	4,181,500	3,244
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	3,238
	Western Securities Co. Ltd. Class A	3,891,419	3,234
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,978,062	3,233
	People.cn Co. Ltd. Class A	1,077,194	3,230
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	16,888,846	3,227
	Piotech Inc. Class A	142,290	3,221
	Sinolink Securities Co. Ltd. Class A	2,754,400	3,215
	Offshore Oil Engineering Co. Ltd. Class A	4,103,670	3,199
	Jiangsu Pacific Quartz Co. Ltd. Class A	320,310	3,192
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	438,390	3,191
	Zhejiang Chint Electrics Co. Ltd. Class A	1,226,346	3,186
	China Lilang Ltd.	5,931,865	3,180
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	3,179
	SUPCON Technology Co. Ltd. Class A	645,354	3,173
	CNPC Capital Co. Ltd. Class A	3,693,491	3,168
	China National Medicines Corp. Ltd. Class A	759,238	3,161
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,362,567	3,154
	Shanghai Rural Commercial Bank Co. Ltd. Class A	3,576,600	3,150
*	Tianfeng Securities Co. Ltd. Class A	7,646,660	3,149
	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	3,138
	C&D Property Management Group Co. Ltd.	7,461,000	3,136
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,613,721	3,133
	Eastroc Beverage Group Co. Ltd. Class A	137,951	3,128
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	415,501	3,122
	Wuhan Guide Infrared Co. Ltd. Class A	4,156,044	3,121
	Sinoma Science & Technology Co. Ltd. Class A	1,572,839	3,117
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	3,115
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	3,106
	China Enterprise Co. Ltd. Class A	5,893,635	3,099
[1,2]	AK Medical Holdings Ltd.	5,285,000	3,090
*	China Conch Environment Protection Holdings Ltd.	20,619,518	3,087
	China National Software & Service Co. Ltd. Class A	834,358	3,084
*	Yonghui Superstores Co. Ltd. Class A	9,013,935	3,077
	Chongqing Rural Commercial Bank Co. Ltd. Class A	5,094,200	3,073
	China Modern Dairy Holdings Ltd.	37,495,299	3,071

		Shares	Market Value ($000)
	TCL Electronics Holdings Ltd.	9,813,329	3,067
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,052,960	3,065
*	Juneyao Airlines Co. Ltd. Class A	1,848,069	3,064
	Dongxing Securities Co. Ltd. Class A	2,767,414	3,061
*,1,2,3	China Renaissance Holdings Ltd.	3,288,200	3,058
	APT Medical Inc. Class A	56,229	3,056
	Oriental Pearl Group Co. Ltd. Class A	3,203,389	3,047
	Gemdale Properties & Investment Corp. Ltd.	86,396,000	3,046
*	Sohu.com Ltd. ADR	316,869	3,042
[2]	Tian Lun Gas Holdings Ltd.	6,557,500	3,037
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,036
	Western Superconducting Technologies Co. Ltd. Class A	614,072	3,030
*	Beijing Shougang Co. Ltd. Class A	6,816,561	3,030
	Kangji Medical Holdings Ltd.	4,062,500	3,023
*	Sinopec Oilfield Service Corp. Class A	12,401,900	3,022
	China Zhenhua Group Science & Technology Co. Ltd. Class A	486,242	3,019
	Wuchan Zhongda Group Co. Ltd. Class A	4,986,215	3,008
	Beijing Yanjing Brewery Co. Ltd. Class A	2,633,380	2,997
	Cathay Biotech Inc. Class A	490,452	2,994
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	2,991
	Hesteel Co. Ltd. Class A	10,303,583	2,986
	Hangzhou First Applied Material Co. Ltd. Class A	941,455	2,983
	Liaoning Port Co. Ltd. Class A	15,634,408	2,983
	Jizhong Energy Resources Co. Ltd. Class A	2,834,507	2,979
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,266,313	2,974
[2]	Chervon Holdings Ltd.	1,450,000	2,971
	AIMA Technology Group Co. Ltd. Class A	789,403	2,966
	Nanjing Iron & Steel Co. Ltd. Class A	5,732,200	2,953
[1]	China New Higher Education Group Ltd.	11,365,000	2,951
*	Seazen Holdings Co. Ltd. Class A	2,138,273	2,947
	Huaxin Cement Co. Ltd. Class A	1,606,164	2,945
	Beijing Enlight Media Co. Ltd. Class A	2,857,603	2,944
	Sichuan Swellfun Co. Ltd. Class A	441,808	2,941
	Harbin Electric Co. Ltd. Class H	9,943,875	2,933
	Xinjiang Daqo New Energy Co. Ltd. Class A	802,813	2,929
	Health & Happiness H&H International Holdings Ltd.	2,239,951	2,926
	Chengdu Xingrong Environment Co. Ltd. Class A	3,599,100	2,926
	GEM Co. Ltd. Class A	4,665,240	2,926
	Huaxin Cement Co. Ltd. Class H	3,686,500	2,917
	Xiamen Tungsten Co. Ltd. Class A	1,369,559	2,912
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	13,058,404	2,910
	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,507,734	2,906
	Huafon Chemical Co. Ltd. Class A	3,413,201	2,904
	Ginlong Technologies Co. Ltd. Class A	348,275	2,897
*,2	Vnet Group Inc. ADR	1,699,308	2,889
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	2,885
	Sunresin New Materials Co. Ltd. Class A	468,748	2,881
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,132,607	2,880
*,2	Guangzhou R&F Properties Co. Ltd. Class H	21,920,336	2,877
*,1,2,3	Venus MedTech Hangzhou Inc. Class H	3,983,500	2,864
	Southwest Securities Co. Ltd. Class A	5,559,687	2,861
	Heilongjiang Agriculture Co. Ltd. Class A	1,794,671	2,848
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	878,296	2,848
	JCHX Mining Management Co. Ltd. Class A	535,369	2,847
	Ningbo Shanshan Co. Ltd. Class A	2,043,858	2,843
	Sinofert Holdings Ltd.	25,792,032	2,839
	LexinFintech Holdings Ltd. ADR	1,568,642	2,839
	Anjoy Foods Group Co. Ltd. Class A	272,798	2,827

		Shares	Market Value ($000)
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	2,826
	Shanxi Securities Co. Ltd. Class A	4,089,020	2,820
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,619,700	2,816
	Flat Glass Group Co. Ltd. Class A	991,700	2,816
	Bethel Automotive Safety Systems Co. Ltd. Class A	390,920	2,812
	Haohua Chemical Science & Technology Co. Ltd. Class A	757,270	2,808
*	Huangshan Tourism Development Co. Ltd. Class B	3,902,803	2,803
	Advanced Micro-Fabrication Equipment Inc. China Class A	176,844	2,803
*	China Film Co. Ltd. Class A	1,716,305	2,800
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,398,256	2,798
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	2,797
	Sichuan Expressway Co. Ltd. Class H	8,745,276	2,796
	Dazhong Transportation Group Co. Ltd. Class B	14,483,176	2,796
*	Fujian Kuncai Material Technology Co. Ltd. Class A	427,100	2,796
	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,075,600	2,795
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,866,165	2,794
*	Guolian Securities Co. Ltd. Class A	1,966,900	2,790
	TangShan Port Group Co. Ltd. Class A	4,944,583	2,783
[1]	Blue Moon Group Holdings Ltd.	12,260,000	2,777
*,1,2	Qingdao Ainnovation Technology Group Co. Ltd. Class H	3,542,900	2,769
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	2,766
	Zhejiang Dingli Machinery Co. Ltd. Class A	384,248	2,764
*	Unisplendour Corp. Ltd. Class A	1,274,123	2,755
*,1,2	Yidu Tech Inc.	6,277,800	2,751
*	OFILM Group Co. Ltd. Class A	2,951,125	2,747
	Asymchem Laboratories Tianjin Co. Ltd. Class A	229,605	2,742
	Keda Industrial Group Co. Ltd. Class A	1,814,900	2,738
	Shanghai United Imaging Healthcare Co. Ltd. Class A	145,653	2,737
	Xinhu Zhongbao Co. Ltd. Class A	9,306,254	2,735
	Guangzhou Haige Communications Group Inc. Co. Class A	2,036,847	2,734
*	Pacific Securities Co. Ltd. Class A	6,069,255	2,721
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,539,700	2,719
	Yunnan Tin Co. Ltd. Class A	1,549,599	2,719
	JiuGui Liquor Co. Ltd. Class A	312,900	2,711
*,1,2	CanSino Biologics Inc. Class H	1,298,400	2,705
	Sinomine Resource Group Co. Ltd. Class A	618,772	2,690
	West China Cement Ltd.	33,822,438	2,681
	Jiangxi Copper Co. Ltd. Class A	1,066,444	2,677
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	2,677
	China National Accord Medicines Corp. Ltd. Class B	1,539,053	2,675
	First Capital Securities Co. Ltd. Class A	3,649,420	2,673
*,1,2	Mobvista Inc.	7,311,000	2,669
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,408,329	2,668
	SPIC Industry-Finance Holdings Co. Ltd. Class A	5,041,144	2,659
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	7,008,675	2,655
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	2,651
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,558,935	2,651
	Jiangsu Yangnong Chemical Co. Ltd. Class A	386,100	2,645
	Shenzhen MTC Co. Ltd. Class A	4,004,555	2,642
	Empyrean Technology Co. Ltd. Class A	243,800	2,637
	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,261,303	2,635
*	Shandong Chenming Paper Holdings Ltd. Class B	14,852,146	2,626
	YongXing Special Materials Technology Co. Ltd. Class A	421,678	2,620
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	2,619
	Sichuan Changhong Electric Co. Ltd. Class A	4,446,538	2,613
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	2,612
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,956,687	2,612

		Shares	Market Value ($000)
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,602
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	944,824	2,601
	Ningbo Joyson Electronic Corp. Class A	1,291,666	2,601
*	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	2,594
	Wangsu Science & Technology Co. Ltd. Class A	2,399,957	2,590
	Anhui Huaheng Biotechnology Co. Ltd. Class A	183,205	2,587
*,2	Yatsen Holding Ltd. ADR	4,166,399	2,579
	StarPower Semiconductor Ltd. Class A	145,500	2,578
	Kingnet Network Co. Ltd. Class A	1,947,732	2,575
	AECC Aero-Engine Control Co. Ltd. Class A	1,216,500	2,573
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,179,256	2,572
	Bloomage Biotechnology Corp. Ltd. Class A	329,468	2,567
*	Guosheng Financial Holding Inc. Class A	1,795,092	2,566
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	2,555
	Hangzhou Robam Appliances Co. Ltd. Class A	842,104	2,555
	Ming Yang Smart Energy Group Ltd. Class A	2,033,106	2,548
	Yunnan Copper Co. Ltd. Class A	1,806,500	2,542
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	948,950	2,542
	Hongfa Technology Co. Ltd. Class A	813,298	2,541
	Shanghai Electric Power Co. Ltd. Class A	2,295,623	2,539
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	2,539
*	Hainan Meilan International Airport Co. Ltd. Class H	3,374,000	2,534
	BBMG Corp. Class A	9,919,093	2,529
*	Topchoice Medical Corp. Class A	304,579	2,525
*	Beijing Shiji Information Technology Co. Ltd. Class A	2,552,233	2,524
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,448,132	2,513
	AVICOPTER plc Class A	547,502	2,512
	Xiamen Amoytop Biotech Co. Ltd. Class A	358,381	2,510
	China South Publishing & Media Group Co. Ltd. Class A	1,595,249	2,506
[2]	China Tobacco International HK Co. Ltd.	2,126,000	2,497
	Shandong Hi-speed Co. Ltd. Class A	2,347,954	2,496
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,066,512	2,492
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	2,486
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	535,300	2,481
	Thunder Software Technology Co. Ltd. Class A	355,227	2,481
*	DingDong Cayman Ltd. ADR	1,758,766	2,480
[2]	Xingda International Holdings Ltd.	12,520,846	2,479
	Jiangsu Yoke Technology Co. Ltd. Class A	458,500	2,474
	Xiamen Faratronic Co. Ltd. Class A	206,363	2,474
	Ingenic Semiconductor Co. Ltd. Class A	372,616	2,467
*,1,2	CARsgen Therapeutics Holdings Ltd.	4,878,000	2,466
	Hangcha Group Co. Ltd. Class A	769,580	2,462
*	Qi An Xin Technology Group Inc. Class A	594,720	2,459
	Xuji Electric Co. Ltd. Class A	889,400	2,457
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	2,456
	Lao Feng Xiang Co. Ltd. Class A	284,300	2,455
	First Tractor Co. Ltd. Class H	3,729,706	2,453
*	Guangdong Electric Power Development Co. Ltd. Class B	9,152,628	2,452
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	1,369,323	2,452
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,375,325	2,447
	CNOOC Energy Technology & Services Ltd. Class A	5,988,500	2,443
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,070,450	2,440
*,2	Canaan Inc. ADR	1,696,859	2,435
*	Guangshen Railway Co. Ltd. Class A	6,165,034	2,434
	Amlogic Shanghai Co. Ltd. Class A	392,642	2,428
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,805,151	2,419
	CECEP Wind-Power Corp. Class A	6,106,510	2,415
	Tian Di Science & Technology Co. Ltd. Class A	3,023,039	2,414

		Shares	Market Value ($000)
	Giant Network Group Co. Ltd. Class A	1,883,000	2,411
*	Shandong Xinchao Energy Corp. Ltd. Class A	6,203,116	2,408
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	2,407
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,168,509	2,407
	Ecovacs Robotics Co. Ltd. Class A	540,487	2,407
	Shanghai Haixin Group Co. Class B	7,814,763	2,406
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,496,159	2,406
*	SOHO China Ltd.	28,824,530	2,405
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	993,793	2,405
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	8,176,646	2,402
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	2,400
	Gemdale Corp. Class A	4,260,308	2,400
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,855,769	2,399
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	522,347	2,388
	Hwatsing Technology Co. Ltd. Class A	115,809	2,386
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,210,246	2,385
	Bank of Guiyang Co. Ltd. Class A	3,247,127	2,380
	China Great Wall Securities Co. Ltd. Class A	2,329,600	2,379
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	2,378
*	Oriental Energy Co. Ltd. Class A	1,745,621	2,361
	Shenzhen Sunlord Electronics Co. Ltd. Class A	764,078	2,357
*	Tianma Microelectronics Co. Ltd. Class A	2,035,405	2,356
*	Tsinghua Tongfang Co. Ltd. Class A	2,976,608	2,355
*	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,351
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	244,076	2,350
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	2,348
	Fujian Sunner Development Co. Ltd. Class A	1,125,814	2,347
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	116,622	2,344
	iRay Technology Co. Ltd. Class A	78,133	2,336
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,438,057	2,318
[1,2]	Red Star Macalline Group Corp. Ltd. Class H	9,956,370	2,312
*,2	CMGE Technology Group Ltd.	17,572,000	2,312
	Chengxin Lithium Group Co. Ltd. Class A	818,074	2,311
	Andon Health Co. Ltd. Class A	465,756	2,306
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	683,403	2,298
	Zhefu Holding Group Co. Ltd. Class A	5,323,890	2,291
	Shenzhen SC New Energy Technology Corp. Class A	290,370	2,288
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	406,600	2,282
*	Beiqi Foton Motor Co. Ltd. Class A	6,739,585	2,281
	Henan Pinggao Electric Co. Ltd. Class A	1,332,614	2,281
	Capital Securities Co. Ltd. Class A	873,500	2,279
	IKD Co. Ltd. Class A	876,400	2,269
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	2,259
[2]	China Meidong Auto Holdings Ltd.	6,420,521	2,258
	Eastern Air Logistics Co. Ltd. Class A	1,069,791	2,254
	Sealand Securities Co. Ltd. Class A	5,005,395	2,253
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,356,700	2,252
	Hubei Dinglong Co. Ltd. Class A	930,908	2,242
	ACM Research Shanghai Inc. Class A	207,189	2,236
	China Railway Hi-tech Industry Co. Ltd. Class A	2,146,565	2,230
	Beijing Originwater Technology Co. Ltd. Class A	3,353,999	2,228
	Shenzhen Sunway Communication Co. Ltd. Class A	956,949	2,227
	BBMG Corp. Class H	28,480,781	2,223
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	2,222
*,1,2	Ocumension Therapeutics	3,448,215	2,221
*	Skshu Paint Co. Ltd. Class A	441,067	2,213
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	2,213
	An Hui Wenergy Co. Ltd. Class A	2,219,934	2,200

		Shares	Market Value ($000)
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,656,680	2,200
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	716,825	2,195
	Eastern Communications Co. Ltd. Class A	1,784,262	2,194
	CSSC Science & Technology Co. Ltd. Class A	982,600	2,193
	Aisino Corp. Class A	1,818,119	2,186
	Shandong Linglong Tyre Co. Ltd. Class A	798,791	2,182
*	FAW Jiefang Group Co. Ltd. Class A	1,995,443	2,182
	Weihai Guangwei Composites Co. Ltd. Class A	666,477	2,181
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,923	2,179
	Newland Digital Technology Co. Ltd. Class A	989,273	2,175
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	2,161
	Guangzhou Development Group Inc. Class A	2,884,471	2,160
*,2	Q Technology Group Co. Ltd.	6,107,424	2,155
*	Shanghai DZH Ltd. Class A	1,945,300	2,152
	First Tractor Co. Ltd. Class A	1,186,189	2,151
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,230,639	2,149
*	Fangda Carbon New Material Co. Ltd. Class A	3,486,309	2,148
	Bank of Chengdu Co. Ltd. Class A	1,230,600	2,148
[1,2]	Medlive Technology Co. Ltd.	2,718,000	2,142
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	442,757	2,136
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,779,772	2,134
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	2,128
	Huaan Securities Co. Ltd. Class A	3,398,241	2,122
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	2,113
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	4,363,144	2,107
*	Shenzhen Airport Co. Ltd. Class A	2,438,784	2,105
*	Shenzhen Goodix Technology Co. Ltd. Class A	287,903	2,104
	Liaoning Cheng Da Co. Ltd. Class A	1,459,420	2,102
	Huaxi Securities Co. Ltd. Class A	2,021,000	2,098
*	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	2,096
*	Nanjing Tanker Corp. Class A	4,944,900	2,093
	Wangfujing Group Co. Ltd. Class A	1,081,293	2,091
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	2,085
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	2,084
*,1,2,3	Redco Properties Group Ltd.	12,241,640	2,083
	Hangjin Technology Co. Ltd. Class A	626,350	2,080
	Sichuan Expressway Co. Ltd. Class A	3,372,610	2,079
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	2,076
*	FIH Mobile Ltd.	33,045,000	2,072
	Leader Harmonious Drive Systems Co. Ltd. Class A	138,410	2,072
	China Meheco Co. Ltd. Class A	1,415,764	2,070
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	563,829	2,068
*	Greenland Holdings Corp. Ltd. Class A	7,020,876	2,065
	KPC Pharmaceuticals Inc. Class A	803,396	2,057
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,105,538	2,056
	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	2,041
	Shaanxi International Trust Co. Ltd. Class A	4,910,980	2,039
*,2	Ming Yuan Cloud Group Holdings Ltd.	7,666,000	2,038
	Shanghai Construction Group Co. Ltd. Class A	6,273,773	2,029
	INESA Intelligent Tech Inc. Class B	4,064,822	2,023
	Central China Securities Co. Ltd. Class H	15,354,000	2,022
	Zhongtai Securities Co. Ltd. Class A	2,215,700	2,017
	CECEP Solar Energy Co. Ltd. Class A	2,868,830	2,016
	DHC Software Co. Ltd. Class A	2,893,900	2,016
	Shenzhen Gas Corp. Ltd. Class A	2,272,203	2,013
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,011
	Accelink Technologies Co. Ltd. Class A	662,148	2,010
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	2,006

		Shares	Market Value ($000)
	Sonoscape Medical Corp. Class A	401,567	2,005
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,666,827	2,005
	Shanghai Moons' Electric Co. Ltd. Class A	387,100	2,002
*	Bohai Leasing Co. Ltd. Class A	7,007,000	2,000
	Xiangcai Co. Ltd. Class A	1,942,800	1,994
	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	1,991
*	Talkweb Information System Co. Ltd. Class A	1,249,756	1,991
	Fujian Funeng Co. Ltd. Class A	1,723,473	1,989
*	China Railway Materials Co. Ltd. Class A	5,596,500	1,987
	Northeast Securities Co. Ltd. Class A	2,132,658	1,986
*,2	Agile Group Holdings Ltd.	22,747,226	1,985
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,983
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	476,300	1,979
[1,2]	Sunac Services Holdings Ltd.	9,683,903	1,978
	Goldwind Science & Technology Co. Ltd. Class A	2,033,726	1,977
*	BTG Hotels Group Co. Ltd. Class A	1,013,826	1,976
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	1,970
	Shanghai Chinafortune Co. Ltd. Class A	1,009,261	1,968
	Shanghai M&G Stationery Inc. Class A	459,575	1,962
	Tangshan Jidong Cement Co. Ltd. Class A	2,457,177	1,961
*	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	1,955
	Ovctek China Inc. Class A	805,582	1,955
	Canmax Technologies Co. Ltd. Class A	712,075	1,953
	COFCO Capital Holdings Co. Ltd. Class A	1,524,857	1,953
*	NavInfo Co. Ltd. Class A	2,159,087	1,951
	Digital China Group Co. Ltd. Class A	611,901	1,950
	Raytron Technology Co. Ltd. Class A	423,045	1,949
	Autohome Inc. Class A	319,568	1,948
	Shenghe Resources Holding Co. Ltd. Class A	1,693,030	1,944
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	586,150	1,943
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,791,100	1,943
*	Dada Nexus Ltd. ADR	1,027,771	1,942
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	1,936
	Huali Industrial Group Co. Ltd. Class A	261,900	1,935
	China World Trade Center Co. Ltd. Class A	808,035	1,932
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,491,950	1,932
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	1,928
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	1,927
*	Qingdao Sentury Tire Co. Ltd. Class A	485,500	1,927
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	596,899	1,925
	Shanghai Huafon Aluminium Corp. Class A	947,500	1,924
[1,2]	Linklogis Inc. Class B	13,309,500	1,923
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	1,916
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	1,912
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	1,911
[2]	Helens International Holdings Co. Ltd.	4,874,500	1,911
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	1,910
*	Bank of Zhengzhou Co. Ltd. Class A	6,852,369	1,909
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	1,907
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	1,905
*	Sichuan New Energy Power Co. Ltd. Class A	1,366,478	1,905
	Hoymiles Power Electronics Inc. Class A	72,864	1,904
	GCL Energy Technology Co. Ltd. Class A	1,499,000	1,901
	Jiangxi Jovo Energy Co. Ltd. Class A	535,200	1,897
[1]	Pharmaron Beijing Co. Ltd. Class H	1,463,823	1,895
	Red Avenue New Materials Group Co. Ltd. Class A	570,700	1,895
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	369,700	1,886
*,2	Cosmopolitan International Holdings Ltd.	7,558,200	1,885

		Shares	Market Value ($000)
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,550,329	1,884
	Oppein Home Group Inc. Class A	220,397	1,883
	Wuhan Jingce Electronic Group Co. Ltd. Class A	253,953	1,883
	Xinjiang Tianshan Cement Co. Ltd. Class A	2,027,120	1,867
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	1,864
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	1,864
	CETC Cyberspace Security Technology Co. Ltd. Class A	810,573	1,864
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,428,625	1,860
	Avary Holding Shenzhen Co. Ltd. Class A	761,884	1,858
	Hainan Strait Shipping Co. Ltd. Class A	2,448,730	1,857
	AVIC Chengdu UAS Co. Ltd. Class A	430,718	1,856
	Zhuhai Huafa Properties Co. Ltd. Class A	1,988,966	1,849
*	Isoftstone Information Technology Group Co. Ltd. Class A	423,000	1,845
	Laobaixing Pharmacy Chain JSC Class A	488,193	1,845
	Risen Energy Co. Ltd. Class A	898,500	1,843
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	1,841
*,2	Sino-Ocean Group Holding Ltd.	40,891,089	1,838
	Comba Telecom Systems Holdings Ltd.	22,006,130	1,837
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	1,837
	China Galaxy Securities Co. Ltd. Class A	1,129,120	1,830
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	1,828
	Tianjin Port Co. Ltd. Class A	3,190,771	1,822
	Infore Environment Technology Group Co. Ltd. Class A	2,942,026	1,820
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	1,819
	Hangzhou Lion Microelectronics Co. Ltd. Class A	636,925	1,814
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	1,805
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,754,836	1,803
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,261,083	1,803
*	Sichuan Hexie Shuangma Co. Ltd. Class A	801,412	1,802
	Sinocare Inc. Class A	543,300	1,801
*	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	1,800
	Zhejiang Hailiang Co. Ltd. Class A	1,413,416	1,797
*	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	1,796
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,875,418	1,791
	Nanjing Gaoke Co. Ltd. Class A	2,117,679	1,790
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	1,783
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	722,700	1,779
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,830,158	1,777
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	979,247	1,776
*,1,2	Hope Education Group Co. Ltd.	46,036,000	1,767
	China Kings Resources Group Co. Ltd. Class A	531,834	1,762
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,284,292	1,760
	China Petroleum Engineering Corp. Class A	4,044,500	1,759
	Taiji Computer Corp. Ltd. Class A	556,906	1,756
	GoodWe Technologies Co. Ltd. Class A	135,127	1,756
	Anhui Heli Co. Ltd. Class A	715,915	1,755
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	1,751
*	Shanghai Junshi Biosciences Co. Ltd. Class A	446,754	1,742
*,1,2	Alliance International Education Leasing Holdings Ltd.	12,327,000	1,739
	Beijing United Information Technology Co. Ltd. Class A	704,729	1,736
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,011,997	1,734
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	490,724	1,730
*	Sai Micro Electronics Inc. Class A	693,440	1,728
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,006,666	1,728
	Central China Securities Co. Ltd. Class A	3,468,500	1,727
	Shanghai Huace Navigation Technology Ltd. Class A	526,540	1,726
	China Life Insurance Co. Ltd. Class A	429,390	1,723

		Shares	Market Value ($000)
	Wanxiang Qianchao Co. Ltd. Class A	2,837,279	1,721
*	China Grand Automotive Services Group Co. Ltd. Class A	8,161,210	1,717
*	Moody Technology Holdings Ltd.	45,595,558	1,716
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	1,715
	Jafron Biomedical Co. Ltd. Class A	688,160	1,714
*	Leo Group Co. Ltd. Class A	5,976,111	1,713
	Shanghai Bailian Group Co. Ltd. Class B	3,514,156	1,712
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	1,711
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,709
	Xi'An Shaangu Power Co. Ltd. Class A	1,766,671	1,709
	Glarun Technology Co. Ltd. Class A	1,088,707	1,702
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	428,970	1,700
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	1,697
*	Shandong Hi-Speed New Energy Group Ltd.	7,242,343	1,696
	Kailuan Energy Chemical Co. Ltd. Class A	1,599,269	1,694
	Hefei Meiya Optoelectronic Technology Inc. Class A	785,470	1,694
	Joinn Laboratories China Co. Ltd. Class A	733,924	1,692
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,327,400	1,689
	Do-Fluoride New Materials Co. Ltd. Class A	996,870	1,685
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	1,683
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	510,540	1,679
	Wolong Electric Group Co. Ltd. Class A	1,265,033	1,679
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	1,678
[2]	China South City Holdings Ltd.	51,225,258	1,677
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	1,183,731	1,675
	Hongta Securities Co. Ltd. Class A	1,638,780	1,674
	Victory Giant Technology Huizhou Co. Ltd. Class A	812,000	1,673
	Hainan Jinpan Smart Technology Co. Ltd. Class A	347,518	1,672
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	397,947	1,670
	Han's Laser Technology Industry Group Co. Ltd. Class A	725,123	1,668
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,901,500	1,666
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,198,565	1,662
[1,2]	Joinn Laboratories China Co. Ltd. Class H	1,348,463	1,660
*	CETC Chips Technology Inc. Class A	1,121,700	1,659
	CGN Power Co. Ltd. Class A	3,113,500	1,657
*	DouYu International Holdings Ltd. ADR	2,141,762	1,656
	Grandblue Environment Co. Ltd. Class A	774,060	1,656
	Intco Medical Technology Co. Ltd. Class A	609,870	1,655
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,422,000	1,655
	Caida Securities Co. Ltd. Class A	1,598,300	1,654
	Hexing Electrical Co. Ltd. Class A	411,689	1,653
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,503,009	1,651
	Hunan Gold Corp. Ltd. Class A	1,094,840	1,651
	Shenzhen Expressway Corp. Ltd. Class A	1,295,704	1,651
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	219,132	1,649
	Yonfer Agricultural Technology Co. Ltd. Class A	1,147,956	1,649
*	Guangdong Golden Dragon Development Inc. Class A	1,007,500	1,647
	Wasu Media Holding Co. Ltd. Class A	1,757,500	1,638
*	Gree Real Estate Co. Ltd. Class A	1,966,420	1,638
	Kaishan Group Co. Ltd. Class A	934,508	1,636
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	1,634
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,365,115	1,634
[1,2]	Midea Real Estate Holding Ltd.	3,044,000	1,631
	Bank of Qingdao Co. Ltd. Class A	3,710,270	1,631
*	Fushun Special Steel Co. Ltd. Class A	1,960,890	1,630
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,509,500	1,629
[1]	Qingdao Port International Co. Ltd. Class H	2,903,915	1,625

		Shares	Market Value ($000)
*	Loongson Technology Corp. Ltd. Class A	147,215	1,621
*	Ourpalm Co. Ltd. Class A	2,633,461	1,615
	Shanghai Haohai Biological Technology Co. Ltd. Class A	131,582	1,615
*	Beijing BDStar Navigation Co. Ltd. Class A	476,451	1,610
	Zhuhai CosMX Battery Co. Ltd. Class A	860,580	1,609
[1,2]	China East Education Holdings Ltd.	5,561,500	1,608
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	94,763	1,602
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	109,819	1,602
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	1,596
	Baiyin Nonferrous Group Co. Ltd. Class A	4,672,100	1,596
	Kingsemi Co. Ltd. Class A	127,730	1,595
	Anhui Expressway Co. Ltd. Class A	920,500	1,594
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,555,459	1,592
	Nantong Jianghai Capacitor Co. Ltd. Class A	814,808	1,590
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,045,843	1,587
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	444,276	1,587
*	Sanwei Holding Group Co. Ltd. Class A	900,939	1,586
	Guangxi Liugong Machinery Co. Ltd. Class A	1,652,461	1,584
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	1,581
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	70,949	1,578
*	Hebei Sinopack Electronic Technology Co. Ltd. Class A	193,373	1,578
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	1,576
	Baoji Titanium Industry Co. Ltd. Class A	467,500	1,575
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,574
	Wuxi Autowell Technology Co. Ltd. Class A	157,766	1,574
	Shanghai Huayi Group Co. Ltd. Class B	3,659,543	1,572
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,091,595	1,571
	Sino-Platinum Metals Co. Ltd. Class A	865,820	1,570
	Perfect World Co. Ltd. Class A	1,178,410	1,569
	DBG Technology Co. Ltd. Class A	709,280	1,569
	Electric Connector Technology Co. Ltd. Class A	358,005	1,565
	Suzhou Novosense Microelectronics Co. Ltd. Class A	108,993	1,565
	Tibet Mineral Development Co. Class A	522,300	1,564
	Bank of Chongqing Co. Ltd. Class A	1,626,217	1,563
*	Yifan Pharmaceutical Co. Ltd. Class A	1,079,602	1,561
*	Chongqing Iron & Steel Co. Ltd. Class A	8,556,724	1,559
	Hoyuan Green Energy Co. Ltd. Class A	452,698	1,558
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,553,556	1,557
	Gaona Aero Material Co. Ltd. Class A	761,440	1,557
*	Beijing Shunxin Agriculture Co. Ltd. Class A	668,146	1,556
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	1,549
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,614,865	1,545
	Jiangsu Financial Leasing Co. Ltd. Class A	2,303,990	1,540
*	Farasis Energy Gan Zhou Co. Ltd. Class A	915,556	1,540
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	795,661	1,538
	Xiamen ITG Group Corp. Ltd. Class A	1,610,674	1,532
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	537,680	1,532
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,895,655	1,532
	Jiangsu Guotai International Group Co. Ltd. Class A	1,608,161	1,531
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	1,529
	Zhuzhou Kibing Group Co. Ltd. Class A	1,870,714	1,528
	INESA Intelligent Tech Inc. Class A	1,133,790	1,527
	Shanghai Jahwa United Co. Ltd. Class A	611,625	1,527
	Xi'an Bright Laser Technologies Co. Ltd. Class A	155,737	1,526
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,441,275	1,526
	Jilin Electric Power Co. Ltd. Class A	2,746,880	1,526
	Huaming Power Equipment Co. Ltd. Class A	758,043	1,525
	Beijing Jingneng Power Co. Ltd. Class A	3,696,703	1,525

		Shares	Market Value ($000)
*	Wuxi Taiji Industry Co. Ltd. Class A	1,974,951	1,525
	Leyard Optoelectronic Co. Ltd. Class A	2,422,939	1,523
	Ningbo Xusheng Group Co. Ltd. Class A	811,263	1,521
*	Youdao Inc. ADR	445,547	1,519
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	108,108	1,515
	Beijing Sifang Automation Co. Ltd. Class A	796,339	1,515
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	1,514
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,145,709	1,511
*	Shandong Humon Smelting Co. Ltd. Class A	1,179,800	1,510
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	401,640	1,509
	East Group Co. Ltd. Class A	1,984,000	1,505
	G-bits Network Technology Xiamen Co. Ltd. Class A	59,800	1,505
	COFCO Biotechnology Co. Ltd. Class A	1,807,600	1,504
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	629,800	1,503
	Foran Energy Group Co. Ltd. Class A	933,470	1,500
*	Wondershare Technology Group Co. Ltd. Class A	138,084	1,498
*	Sinocelltech Group Ltd. Class A	287,325	1,496
	Sany Renewable Energy Co. Ltd. Class A	426,842	1,495
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,494
	China Kepei Education Group Ltd.	9,712,000	1,491
	Pylon Technologies Co. Ltd. Class A	133,826	1,491
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	974,471	1,489
	CITIC Heavy Industries Co. Ltd. Class A	2,887,879	1,486
	Chinalin Securities Co. Ltd. Class A	924,427	1,485
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,480
	Shenzhen Dynanonic Co. Ltd. Class A	256,032	1,480
	Yangling Metron New Material Inc. Class A	436,300	1,478
	Jiangsu Linyang Energy Co. Ltd. Class A	1,919,925	1,477
	China Merchants Property Operation & Service Co. Ltd. Class A	1,015,616	1,475
	Bank of Xi'an Co. Ltd. Class A	3,115,300	1,475
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	1,474
	Inner Mongolia Dazhong Mining Co. Ltd. Class A	1,151,900	1,473
	Qianhe Condiment & Food Co. Ltd. Class A	755,510	1,471
	BOC International China Co. Ltd. Class A	1,019,327	1,470
	Chongqing Department Store Co. Ltd. Class A	374,760	1,468
	Longshine Technology Group Co. Ltd. Class A	975,625	1,468
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,058,401	1,467
	Zheshang Securities Co. Ltd. Class A	1,089,700	1,466
	Yantai Eddie Precision Machinery Co. Ltd. Class A	772,759	1,464
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,460
	Hangzhou EZVIZ Network Co. Ltd. Class A	268,137	1,458
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	674,699	1,457
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	1,728,220	1,456
	Arcsoft Corp. Ltd. Class A	390,648	1,455
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	1,454
*	Visionox Technology Inc. Class A	1,281,646	1,454
*	Vantone Neo Development Group Co. Ltd. Class A	2,028,010	1,453
	Yankershop Food Co. Ltd. Class A	168,150	1,451
	Hainan Drinda New Energy Technology Co. Ltd. Class A	181,890	1,440
	Shanghai AJ Group Co. Ltd. Class A	2,177,598	1,437
*	Bestechnic Shanghai Co. Ltd. Class A	94,818	1,437
	Angang Steel Co. Ltd. Class A	4,292,302	1,436
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,319,600	1,435
	Valiant Co. Ltd. Class A	802,650	1,434
*	Zotye Automobile Co. Ltd. Class A	4,412,600	1,433
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,432
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,431
	MLS Co. Ltd. Class A	1,480,200	1,428

		Shares	Market Value ($000)
*	MOG Digitech Holdings Ltd.	7,490,000	1,427
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	1,424
	Norinco International Cooperation Ltd. Class A	939,308	1,421
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,703,900	1,421
	Dajin Heavy Industry Co. Ltd. Class A	538,200	1,420
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	2,385,231	1,420
*,2	HUYA Inc. ADR	460,493	1,414
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	766,900	1,413
	Edifier Technology Co. Ltd. Class A	835,300	1,412
	C&S Paper Co. Ltd. Class A	1,224,890	1,411
	Eyebright Medical Technology Beijing Co. Ltd. Class A	74,820	1,408
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	472,387	1,405
	Jingjin Equipment Inc. Class A	575,626	1,404
	Wuhu Token Science Co. Ltd. Class A	2,185,083	1,404
	Sanquan Food Co. Ltd. Class A	873,620	1,403
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,900,377	1,400
	Bright Dairy & Food Co. Ltd. Class A	1,183,800	1,400
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,399
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,296,958	1,398
*	STO Express Co. Ltd. Class A	1,436,275	1,394
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	784,990	1,393
	Fibocom Wireless Inc. Class A	725,346	1,392
*	China Aluminum International Engineering Corp. Ltd. Class A	2,145,700	1,392
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,388
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	1,387
	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	1,387
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	1,385
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	815,521	1,383
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	175,900	1,383
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,893,766	1,383
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,381
	CMST Development Co. Ltd. Class A	2,022,131	1,379
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	1,377
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,377
	Wuhan DR Laser Technology Corp. Ltd. Class A	234,701	1,373
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,371
	Daan Gene Co. Ltd. Class A	1,317,523	1,366
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,711,100	1,365
*	China Tianying Inc. Class A	2,471,620	1,364
	Dian Diagnostics Group Co. Ltd. Class A	561,937	1,363
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	626,784	1,361
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	1,359
	Yueyang Forest & Paper Co. Ltd. Class A	2,021,160	1,359
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,358
*	Chengtun Mining Group Co. Ltd. Class A	2,656,762	1,357
	Minmetals Capital Co. Ltd. Class A	1,916,460	1,357
	China Publishing & Media Co. Ltd. Class A	1,231,700	1,355
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	1,350
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	1,349
	Cinda Real Estate Co. Ltd. Class A	2,756,335	1,346
*	Beijing Jetsen Technology Co. Ltd. Class A	2,422,335	1,345
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	422,995	1,344
*	Antong Holdings Co. Ltd. Class A	4,305,231	1,343
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	1,342
	Financial Street Holdings Co. Ltd. Class A	2,880,311	1,334
	Youngy Co. Ltd. Class A	239,500	1,330
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	1,330
	Addsino Co. Ltd. Class A	1,497,900	1,330

		Shares	Market Value ($000)
	Sinochem International Corp. Class A	2,410,916	1,328
*	Grandjoy Holdings Group Co. Ltd. Class A	3,472,800	1,327
*	Neusoft Corp. Class A	1,243,366	1,326
	Anhui Guangxin Agrochemical Co. Ltd. Class A	743,036	1,325
	Fujian Expressway Development Co. Ltd. Class A	3,044,400	1,324
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,128,619	1,321
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,037,340	1,318
	Jihua Group Corp. Ltd. Class A	3,491,500	1,313
	Xinjiang Joinworld Co. Ltd. Class A	1,379,316	1,311
*	Hwa Create Co. Ltd. Class A	583,500	1,310
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,926,460	1,310
*	Lakala Payment Co. Ltd. Class A	718,400	1,309
	China Wafer Level CSP Co. Ltd. Class A	584,639	1,308
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	519,058	1,308
	Porton Pharma Solutions Ltd. Class A	527,750	1,306
	Baowu Magnesium Technology Co. Ltd. Class A	616,934	1,303
*,1,2	CStone Pharmaceuticals	6,242,500	1,302
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	904,798	1,300
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,299
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	923,600	1,296
	Shenzhen Megmeet Electrical Co. Ltd. Class A	477,075	1,296
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,295
	Guangzhou Restaurant Group Co. Ltd. Class A	534,761	1,294
	Henan Mingtai Al Industrial Co. Ltd. Class A	949,276	1,293
	Kehua Data Co. Ltd. Class A	440,300	1,291
*	Tianjin Trolia Information Technology Co. Ltd. Class A	3,079,300	1,291
	Xinhuanet Co. Ltd. Class A	452,800	1,290
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	1,287
	Shanghai Bailian Group Co. Ltd. Class A	1,062,488	1,286
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,281
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	1,281
	Levima Advanced Materials Corp. Class A	639,500	1,280
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,810,900	1,278
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	368,300	1,276
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	1,274
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,214,900	1,271
	YGSOFT Inc. Class A	1,925,995	1,266
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,264
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	1,263
	Loncin Motor Co. Ltd. Class A	1,978,850	1,263
[2]	Ausnutria Dairy Corp. Ltd.	3,948,000	1,260
	Sichuan Yahua Industrial Group Co. Ltd. Class A	933,500	1,260
*,1,2	Shimao Services Holdings Ltd.	11,145,000	1,259
	CTS International Logistics Corp. Ltd. Class A	1,278,662	1,259
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,258
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	884,542	1,258
	Riyue Heavy Industry Co. Ltd. Class A	930,460	1,256
	CETC Digital Technology Co. Ltd. Class A	526,968	1,255
	ORG Technology Co. Ltd. Class A	2,362,407	1,253
*	Polaris Bay Group Co. Ltd. Class A	1,227,298	1,251
	Ningbo Huaxiang Electronic Co. Ltd. Class A	793,800	1,251
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,237,659	1,250
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	1,249
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,249
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,159,800	1,247
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	895,644	1,242
	Sansteel Minguang Co. Ltd. Fujian Class A	2,397,156	1,239
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,237

		Shares	Market Value ($000)
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,237
	3peak Inc. Class A	90,605	1,235
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,518,429	1,234
	Xinxiang Richful Lube Additive Co. Ltd. Class A	231,560	1,234
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	1,233
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	5,233,208	1,232
*	Hybio Pharmaceutical Co. Ltd. Class A	896,391	1,230
*	Shandong Denghai Seeds Co. Ltd. Class A	864,118	1,230
*	Genimous Technology Co. Ltd. Class A	1,270,335	1,228
	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	1,226
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	2,081,320	1,226
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,223
	Chengzhi Co. Ltd. Class A	1,199,628	1,221
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,740,052	1,220
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	1,219
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,219
	Datang International Power Generation Co. Ltd. Class A	3,583,900	1,218
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	302,933	1,218
*	Minmetals Development Co. Ltd. Class A	1,027,086	1,217
	Jinyu Bio-Technology Co. Ltd. Class A	1,072,250	1,217
	Sinomach Automobile Co. Ltd. Class A	1,218,000	1,216
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,215
	China Animal Husbandry Industry Co. Ltd. Class A	950,266	1,214
	Cheng De Lolo Co. Ltd. Class A	1,132,872	1,209
	Shenzhen Envicool Technology Co. Ltd. Class A	451,230	1,208
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,207
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,207
	Shanghai Belling Co. Ltd. Class A	718,144	1,206
	Shanghai SMI Holding Co. Ltd. Class A	2,404,797	1,206
	Autobio Diagnostics Co. Ltd. Class A	184,080	1,206
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	122,917	1,205
*,2	LVGEM China Real Estate Investment Co. Ltd.	15,562,000	1,204
*	Sensteed Hi-tech Group Class A	6,356,300	1,202
	Bank of Suzhou Co. Ltd. Class A	1,219,570	1,201
	Chongqing Water Group Co. Ltd. Class A	1,484,150	1,200
*	Fangda Special Steel Technology Co. Ltd. Class A	2,024,055	1,196
	Gansu Yasheng Industrial Group Co. Ltd. Class A	3,351,600	1,195
	Rizhao Port Co. Ltd. Class A	3,208,600	1,193
*	Hongbo Co. Ltd. Class A	456,950	1,193
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	111,835	1,193
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,191
	Zhejiang HangKe Technology Inc. Co. Class A	429,723	1,189
	Shenzhen Topband Co. Ltd. Class A	1,179,400	1,188
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,115,150	1,188
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	1,187
*	China CYTS Tours Holding Co. Ltd. Class A	825,868	1,187
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,011,412	1,184
	Eternal Asia Supply Chain Management Ltd. Class A	2,288,200	1,182
	Advanced Technology & Materials Co. Ltd. Class A	1,160,300	1,179
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,175
	Sinofibers Technology Co. Ltd. Class A	403,400	1,174
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	1,174
*	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,173
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,171
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,160,307	1,171
*,2	Zhuguang Holdings Group Co. Ltd.	36,763,000	1,170
*	Hytera Communications Corp. Ltd. Class A	1,706,265	1,167

		Shares	Market Value ($000)
	Huapont Life Sciences Co. Ltd. Class A	1,986,101	1,167
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	203,275	1,165
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,164
	Geovis Technology Co. Ltd. Class A	209,332	1,163
	Qingdao Gaoce Technology Co. Ltd. Class A	310,241	1,161
	Moon Environment Technology Co. Ltd. Class A	795,284	1,160
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	1,158
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	1,158
	Grinm Advanced Materials Co. Ltd. Class A	865,300	1,157
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,012,001	1,156
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,024,046	1,155
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,648,999	1,151
	China National Accord Medicines Corp. Ltd. Class A	277,351	1,150
*	Lifan Technology Group Co. Ltd. Class A	2,815,200	1,150
*	Shanghai Awinic Technology Co. Ltd. Class A	155,025	1,150
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,150
	Anhui Kouzi Distillery Co. Ltd. Class A	211,827	1,148
	Shennan Circuits Co. Ltd. Class A	155,817	1,147
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,147
*	Niu Technologies ADR	650,402	1,145
*	Roshow Technology Co. Ltd. Class A	1,598,800	1,144
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,140
	Xinyu Iron & Steel Co. Ltd. Class A	2,314,000	1,139
	All Winner Technology Co. Ltd. Class A	512,430	1,137
*	China Reform Health Management & Services Group Co. Ltd. Class A	842,492	1,137
*	China Television Media Ltd. Class A	310,000	1,136
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	1,128
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,340,005	1,128
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	853,819	1,128
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,506,900	1,128
*	Top Energy Co. Ltd. Shanxi Class A	1,237,044	1,126
	Hainan Haide Capital Management Co. Ltd. Class A	877,216	1,124
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	888,150	1,122
	Quectel Wireless Solutions Co. Ltd. Class A	232,330	1,122
*	Zhejiang Akcome New Energy Technology Co. Ltd.	4,404,621	1,119
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,433,996	1,119
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	372,926	1,118
	Tianneng Battery Group Co. Ltd. Class A	324,087	1,115
	Changhong Meiling Co. Ltd. Class A	1,078,628	1,112
	Zhejiang Wanma Co. Ltd. Class A	1,015,772	1,112
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,110
	Goke Microelectronics Co. Ltd. Class A	176,849	1,109
*	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,108
	Ningxia Jiaze New Energy Co. Ltd. Class A	2,495,200	1,108
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	738,600	1,108
	Xianhe Co. Ltd. Class A	601,745	1,107
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,106
*	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,106
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,104
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	959,788	1,104
*	Shanying International Holding Co. Ltd. Class A	4,633,725	1,103
	Guocheng Mining Co. Ltd. Class A	870,800	1,102
	Elion Energy Co. Ltd. Class A	3,447,450	1,100
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,100
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,099
	Konfoong Materials International Co. Ltd. Class A	200,376	1,098
	NYOCOR Co. Ltd. Class A	1,483,800	1,097
	Shanghai Stonehill Technology Co. Ltd. Class A	3,192,027	1,097

		Shares	Market Value ($000)
	Focus Technology Co. Ltd. Class A	310,120	1,090
*	Sangfor Technologies Inc. Class A	143,182	1,089
	Zhejiang Medicine Co. Ltd. Class A	851,350	1,089
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,087
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,085
*	China TransInfo Technology Co. Ltd. Class A	884,700	1,085
	Arctech Solar Holding Co. Ltd. Class A	109,549	1,084
	Ningxia Building Materials Group Co. Ltd. Class A	594,588	1,084
*	China High Speed Transmission Equipment Group Co. Ltd.	6,272,934	1,083
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,081
	China Fangda Group Co. Ltd. Class B	4,810,973	1,077
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	1,077
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	383,649	1,077
	Dongguan Yiheda Automation Co. Ltd. Class A	416,482	1,075
	Shenzhen Desay Battery Technology Co. Class A	377,942	1,075
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	1,072
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	1,072
	Anker Innovations Technology Co. Ltd. Class A	112,200	1,072
	Fujian Star-net Communication Co. Ltd. Class A	532,981	1,072
	Jiangsu Shagang Co. Ltd. Class A	2,315,785	1,071
*	Far East Smarter Energy Co. Ltd. Class A	2,130,760	1,066
*,2	KWG Group Holdings Ltd.	18,837,297	1,065
	XTC New Energy Materials Xiamen Co. Ltd. Class A	253,488	1,064
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,062
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,062
*	Shenzhen Infinova Ltd. Class A	1,076,307	1,060
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,059
	Huaxia Eye Hospital Group Co. Ltd. Class A	273,000	1,058
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	1,056
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	827,460	1,056
*	PCI Technology Group Co. Ltd. Class A	1,652,858	1,055
	Renhe Pharmacy Co. Ltd. Class A	1,323,248	1,055
	Suofeiya Home Collection Co. Ltd. Class A	486,978	1,054
	Bluestar Adisseo Co. Class A	1,009,941	1,053
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	475,864	1,053
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,086,522	1,053
	CQ Pharmaceutical Holding Co. Ltd. Class A	1,688,400	1,051
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	6,085,460	1,050
	Camel Group Co. Ltd. Class A	1,063,051	1,049
	Triumph Science & Technology Co. Ltd. Class A	774,750	1,049
*	Lancy Co. Ltd. Class A	430,900	1,048
	Pacific Textiles Holdings Ltd.	6,595,000	1,047
	Xiamen Kingdomway Group Co. Class A	599,100	1,047
*	Wonders Information Co. Ltd. Class A	1,233,500	1,046
*	Offcn Education Technology Co. Ltd. Class A	2,129,576	1,046
	Qinhuangdao Port Co. Ltd. Class A	2,553,900	1,046
*	Jinke Properties Group Co. Ltd. Class A	4,996,413	1,044
	Jiangsu Expressway Co. Ltd. Class A	657,798	1,044
	China Bester Group Telecom Co. Ltd. Class A	314,845	1,043
*	Alpha Group Class A	1,167,001	1,041
	Innovation New Material Technology Co. Ltd. Class A	1,767,600	1,040
	Wuxi NCE Power Co. Ltd. Class A	248,058	1,039
*	Shandong Chenming Paper Holdings Ltd. Class A	2,186,691	1,039
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	1,038
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,037
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,547,217	1,037
*	Topsec Technologies Group Inc. Class A	1,084,532	1,037

		Shares	Market Value ($000)
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,035
	Yunda Holding Co. Ltd. Class A	1,190,669	1,035
	Zhongmin Energy Co. Ltd. Class A	1,855,427	1,034
	Sichuan EM Technology Co. Ltd. Class A	825,890	1,034
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	148,938	1,033
*	Chengdu CORPRO Technology Co. Ltd. Class A	519,000	1,033
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	216,684	1,033
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	1,032
	Venustech Group Inc. Class A	399,300	1,029
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	1,029
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,029
	PNC Process Systems Co. Ltd. Class A	311,280	1,027
	Beijing eGOVA Co. Ltd. Class A	571,612	1,027
	Zhejiang Communications Technology Co. Ltd. Class A	2,038,540	1,027
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	1,025
*,2	Tongdao Liepin Group	2,066,400	1,025
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,024
	Yusys Technologies Co. Ltd. Class A	618,780	1,024
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	1,024
	Telling Telecommunication Holding Co. Ltd. Class A	994,100	1,024
	Appotronics Corp. Ltd. Class A	421,869	1,023
*	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,021
	Shinva Medical Instrument Co. Ltd. Class A	366,248	1,020
*	Zhejiang Wanliyang Co. Ltd. Class A	1,312,500	1,019
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	1,018
*	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,018
	Zhejiang Yongtai Technology Co. Ltd. Class A	818,613	1,018
*	CCCC Design & Consulting Group Co. Ltd. Class A	803,450	1,018
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	1,017
	Fulin Precision Co. Ltd. Class A	1,054,400	1,017
	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	1,016
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,015
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	1,014
	Hunan Changyuan Lico Co. Ltd. Class A	1,294,560	1,013
	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	1,012
*	Hengdian Entertainment Co. Ltd. Class A	494,722	1,010
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,009
	Tayho Advanced Materials Group Co. Ltd. Class A	668,261	1,008
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	1,627,900	1,007
	Guangdong Tapai Group Co. Ltd. Class A	1,041,936	1,007
	Dosilicon Co. Ltd. Class A	319,989	1,007
*	Sunward Intelligent Equipment Co. Ltd. Class A	1,093,720	1,007
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	425,267	1,006
	Luenmei Quantum Co. Ltd. Class A	1,286,022	1,006
*	JinJian Cereals Industry Co. Ltd. Class A	1,190,000	1,005
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	372,934	1,005
	Joyoung Co. Ltd. Class A	682,392	1,003
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	1,002
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,001
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	1,001
*	Xinfengming Group Co. Ltd. Class A	606,451	1,001
	City Development Environment Co. Ltd. Class A	654,680	1,000
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	1,000
	Sino Biological Inc. Class A	110,770	995
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	231,504	995
	Zhejiang Hangmin Co. Ltd. Class A	1,012,684	995
*	North China Pharmaceutical Co. Ltd. Class A	1,585,460	994
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	347,633	992

		Shares	Market Value ($000)
	Befar Group Co. Ltd. Class A	1,918,734	990
	Suning Universal Co. Ltd. Class A	2,979,759	989
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	985
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	328,826	983
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	983
	Southern Publishing & Media Co. Ltd. Class A	624,100	982
	Luxin Venture Capital Group Co. Ltd. Class A	698,508	982
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	981
	Zhejiang Construction Investment Group Co. Ltd. Class A	803,378	980
	China Sports Industry Group Co. Ltd. Class A	908,800	976
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	975
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,054,500	975
	Jiangsu Azure Corp. Class A	1,053,150	973
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	971
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	970
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	967
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	966
	Keboda Technology Co. Ltd. Class A	129,581	966
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	965
	Yuneng Technology Co. Ltd. Class A	85,855	965
	Shandong Publishing & Media Co. Ltd. Class A	711,600	963
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	382,700	963
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	963
	ZWSOFT Co. Ltd. Guangzhou Class A	95,649	963
	Tangrenshen Group Co. Ltd. Class A	1,175,650	962
	Lier Chemical Co. Ltd. Class A	706,221	960
	Tibet Urban Development & Investment Co. Ltd. Class A	755,514	960
	Jinko Power Technology Co. Ltd. Class A	2,169,800	958
	Kunshan Dongwei Technology Co. Ltd. Class A	196,915	957
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	956
	Bros Eastern Co. Ltd. Class A	1,423,289	956
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	955
	Skyworth Digital Co. Ltd. Class A	686,100	955
	Jiangsu ToLand Alloy Co. Ltd. Class A	333,255	953
	Hainan Poly Pharm Co. Ltd. Class A	399,450	952
	Luyang Energy-Saving Materials Co. Ltd.	509,771	951
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	950
	Jangho Group Co. Ltd. Class A	1,104,707	950
*	Shenzhen Infogem Technologies Co. Ltd. Class A	677,080	949
	Easyhome New Retail Group Co. Ltd. Class A	2,402,000	948
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,635,632	948
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	946
	Beijing Capital Development Co. Ltd. Class A	2,443,183	946
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,844,250	945
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	328,500	943
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	942
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	941
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	941
	Beijing Tongtech Co. Ltd. Class A	482,980	941
	Sineng Electric Co. Ltd. Class A	289,448	940
*	NanJi E-Commerce Co. Ltd. Class A	2,206,043	938
	Suzhou Anjie Technology Co. Ltd. Class A	613,109	938
	Guizhou Tyre Co. Ltd. Class A	1,253,971	937
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	937
	IReader Technology Co. Ltd. Class A	434,794	936
	Greatoo Intelligent Equipment Inc. Class A	2,052,300	935
	Fujian Apex Software Co. Ltd. Class A	183,700	935
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	934

		Shares	Market Value ($000)
	Qiming Information Technology Co. Ltd. Class A	534,874	934
	Jinxi Axle Co. Ltd. Class A	1,804,300	932
*	Kidswant Children Products Co. Ltd. Class A	1,017,800	932
	China Railway Signal & Communication Corp. Ltd. Class A	1,435,734	930
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	930
*	Shenzhen SDG Information Co. Ltd. Class A	784,994	928
	Cinda Securities Co. Ltd. Class A	436,900	926
	Anhui Yingliu Electromechanical Co. Ltd. Class A	666,680	926
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	754,808	925
	Shandong Yulong Gold Co. Ltd. Class A	800,400	923
	Chengdu Kanghua Biological Products Co. Ltd. Class A	118,050	923
	COSCO SHIPPING Development Co. Ltd. Class A	2,819,276	923
	Shanghai Huayi Group Co. Ltd. Class A	1,096,976	922
	Winall Hi-Tech Seed Co. Ltd. Class A	935,130	922
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	921
	Fujian Boss Software Development Co. Ltd. Class A	484,033	919
	Lingyun Industrial Corp. Ltd. Class A	748,416	918
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,523,975	918
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	916
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	916
*	Wuxi Boton Technology Co. Ltd. Class A	480,204	916
	Jiuzhitang Co. Ltd. Class A	803,900	915
	Nuode New Materials Co. Ltd. Class A	1,516,200	915
	AUCMA Co. Ltd. Class A	1,427,501	915
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	915
	Rockchip Electronics Co. Ltd. Class A	141,900	914
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	913
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	911
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	986,800	911
	LianChuang Electronic Technology Co. Ltd. Class A	989,561	909
*	ASR Microelectronics Co. Ltd. Class A	141,517	908
	Ningbo Peacebird Fashion Co. Ltd. Class A	451,729	908
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	906
*	JS Corrugating Machinery Co. Ltd. Class A	532,900	906
	Triangle Tyre Co. Ltd. Class A	455,000	905
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	905
	Yunnan Energy Investment Co. Ltd. Class A	751,155	904
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	903
	Winner Medical Co. Ltd. Class A	209,805	903
	Dashang Co. Ltd. Class A	400,200	903
*	UTour Group Co. Ltd. Class A	1,051,725	902
	Guangdong Aofei Data Technology Co. Ltd. Class A	783,908	902
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	902
	Jinhong Gas Co. Ltd. Class A	362,709	902
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	901
	Gansu Energy Chemical Co. Ltd. Class A	2,190,686	900
	China International Marine Containers Group Co. Ltd. Class A	807,410	899
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,317,650	899
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	896
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	914,200	894
	B-Soft Co. Ltd. Class A	1,485,966	893
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	892
	Huadian Heavy Industries Co. Ltd. Class A	1,019,585	892
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,183,007	892
	Huangshan Novel Co. Ltd. Class A	769,699	891
	Jade Bird Fire Co. Ltd. Class A	525,970	890
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	580,150	889

		Shares	Market Value ($000)
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	615,100	889
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	692,454	887
	Maoye Commercial Co. Ltd. Class A	1,745,913	887
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,482,615	884
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	883
	Jiajiayue Group Co. Ltd. Class A	603,492	882
	Semitronix Corp. Class A	122,500	882
*	Henan Zhongfu Industry Co. Ltd. Class A	2,147,200	882
	OPT Machine Vision Tech Co. Ltd. Class A	86,420	881
*	Greattown Holdings Ltd. Class A	2,188,021	881
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	880
	Shenzhen Jinjia Group Co. Ltd. Class A	1,382,336	877
	Guangzhou Port Co. Ltd. Class A	2,060,800	876
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	875
	Central China Land Media Co. Ltd. Class A	663,500	875
*	FESCO Group Co. Ltd. Class A	370,348	874
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	873
	Giantec Semiconductor Corp. Class A	161,378	873
	Montnets Cloud Technology Group Co. Ltd. Class A	785,000	873
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	869
	Changchun BCHT Biotechnology Co. Ltd. Class A	133,043	869
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,186,931	869
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,167,540	869
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	868
	Amoy Diagnostics Co. Ltd. Class A	368,460	867
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	736,081	867
*	Harbin Hatou Investment Co. Ltd. Class A	977,500	867
*	New Journey Health Technology Group Co. Ltd. Class A	2,596,000	867
*	China Express Airlines Co. Ltd. Class A	1,118,500	866
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	231,913	866
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,180,100	866
	TDG Holdings Co. Ltd. Class A	940,100	864
	Shanghai Maling Aquarius Co. Ltd. Class A	1,019,098	864
	Shanghai Tianchen Co. Ltd. Class A	728,338	863
	Primarius Technologies Co. Ltd. Class A	400,608	863
	North Huajin Chemical Industries Co. Ltd. Class A	1,234,503	863
	Nanjing Hanrui Cobalt Co. Ltd. Class A	286,200	860
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,448,300	859
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	859
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	859
*	Shengda Resources Co. Ltd. Class A	713,800	858
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	857
	Wellhope Foods Co. Ltd. Class A	854,101	857
	Visual China Group Co. Ltd. Class A	526,231	856
	Dongfeng Electronic Technology Co. Ltd. Class A	690,804	856
*	Shanghai Milkground Food Tech Co. Ltd. Class A	433,674	855
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	1,468,900	854
	CITIC Press Corp. Class A	192,900	853
	Bear Electric Appliance Co. Ltd. Class A	127,600	852
	Qilu Bank Co. Ltd. Class A	1,459,500	852
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	851
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,299,319	849
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,436,000	849
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	848
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,819,613	848

		Shares	Market Value ($000)
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	846
	China Merchants Port Group Co. Ltd. Class A	356,900	846
*	Espressif Systems Shanghai Co. Ltd. Class A	75,282	846
*	BOE HC SemiTek Corp. Class A	1,212,450	846
	Hangxiao Steel Structure Co. Ltd. Class A	2,110,635	844
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	843
	Guangdong Marubi Biotechnology Co. Ltd. Class A	204,429	843
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	841
	Guizhou Chanhen Chemical Corp. Class A	404,800	841
*	COL Group Co. Ltd. Class A	321,400	841
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	839
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	75,600	839
	Shenma Industry Co. Ltd. Class A	939,904	836
	Jinneng Science&Technology Co. Ltd. Class A	858,655	836
	Whirlpool China Co. Ltd. Class A	738,250	833
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	943,400	833
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,671,024	833
	Guomai Technologies Inc. Class A	968,065	832
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	831
	Shenzhen Kinwong Electronic Co. Ltd. Class A	343,556	831
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	830
	Neway Valve Suzhou Co. Ltd. Class A	488,809	827
	Lu Thai Textile Co. Ltd. Class B	1,343,093	823
	JSTI Group Class A	1,199,857	823
	Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	823
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	785,400	823
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	822
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,102,100	822
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,581,100	819
	Jiangsu Guomao Reducer Co. Ltd. Class A	510,092	818
	Guangdong South New Media Co. Ltd. Class A	176,292	818
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	718,339	818
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	816
*	Beijing Thunisoft Corp. Ltd. Class A	1,030,720	815
*	Orient Group Inc. Class A	3,391,900	813
	Hunan Zhongke Electric Co. Ltd. Class A	724,000	813
	Hubei Century Network Technology Co. Ltd. Class A	465,300	812
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,451,724	812
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	812
	Shanghai AtHub Co. Ltd. Class A	369,460	811
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,521,818	809
	Jilin Sino-Microelectronics Co. Ltd. Class A	1,034,310	808
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	799,200	808
	Beyondsoft Corp. Class A	638,200	807
*	CSI Solar Co. Ltd. Class A	445,089	803
	Guangxi LiuYao Group Co. Ltd. Class A	339,186	803
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,047,950	803
*	RiseSun Real Estate Development Co. Ltd. Class A	3,727,529	801
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	800
	Windey Energy Technology Group Co. Ltd. Class A	684,528	800
	Wuxi Paike New Materials Technology Co. Ltd. Class A	93,800	800
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	800
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	798
*	HyUnion Holding Co. Ltd. Class A	1,101,382	797
	CGN Nuclear Technology Development Co. Ltd. Class A	918,427	796
	Three's Co. Media Group Co. Ltd. Class A	112,282	795
	CCCG Real Estate Corp. Ltd. Class A	577,500	794
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,204,044	794

		Shares	Market Value ($000)
*	Foshan Yowant Technology Co. Ltd. Class A	897,804	793
	Jack Technology Co. Ltd. Class A	309,475	793
	PhiChem Corp. Class A	498,100	793
	Wencan Group Co. Ltd. Class A	229,786	793
*,1	Viva Biotech Holdings	9,715,500	792
	Chongqing Chuanyi Automation Co. Ltd. Class A	251,049	792
	Joeone Co. Ltd. Class A	502,277	789
	Wushang Group Co. Ltd. Class A	745,977	787
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	787
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	373,422	787
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	785
	Top Resource Energy Co. Ltd. Class A	847,100	785
*	Guoguang Electric Co. Ltd. Class A	480,600	784
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	784
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,430,979	784
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,269,206	784
	ADAMA Ltd. Class A	915,100	783
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	137,000	783
*	Beijing Teamsun Technology Co. Ltd. Class A	1,060,406	779
	Sino Wealth Electronic Ltd. Class A	336,367	779
	Jinhui Liquor Co. Ltd. Class A	282,800	779
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	203,700	778
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	777
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	777
	MGI Tech Co. Ltd. Class A	81,210	777
	Jiangling Motors Corp. Ltd. Class A	266,198	777
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	777
	Shanghai Pudong Construction Co. Ltd. Class A	803,524	777
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	776
	Sumavision Technologies Co. Ltd. Class A	1,336,200	776
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,215,257	774
	Hand Enterprise Solutions Co. Ltd. Class A	934,100	774
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	773
	Shanghai Industrial Development Co. Ltd. Class A	1,520,282	773
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	772
	JL Mag Rare-Earth Co. Ltd. Class A	374,272	771
*	Guangdong Shirongzhaoye Co. Ltd. Class A	987,017	770
	DongFeng Automobile Co. Ltd. Class A	1,021,612	769
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	769
	Foryou Corp. Class A	254,000	769
	Guangdong Provincial Expressway Development Co. Ltd. Class A	602,600	767
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	767
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	767
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	328,055	766
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	762
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	762
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	761
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	760
	Zhejiang Chengchang Technology Co. Ltd. Class A	121,252	759
*	Guizhou Gas Group Corp. Ltd. Class A	795,372	759
	Luoniushan Co. Ltd. Class A	1,097,907	758
	PharmaBlock Sciences Nanjing Inc. Class A	195,905	757
	Black Peony Group Co. Ltd. Class A	1,031,687	755
*	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	754
*	Archermind Technology Nanjing Co. Ltd. Class A	150,070	754
	Xilinmen Furniture Co. Ltd. Class A	357,900	753
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	725,100	753
	Hunan Aihua Group Co. Ltd. Class A	335,506	753

		Shares	Market Value ($000)
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	752
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	752
	China Southern Power Grid Technology Co. Ltd. Class A	257,685	751
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,872,197	751
*	Tech-Bank Food Co. Ltd. Class A	1,799,254	749
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	748
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	545,350	747
	Innuovo Technology Co. Ltd. Class A	1,119,455	745
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	743
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	742
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	465,019	742
*	DBAPP Security Ltd. Class A	81,099	738
	KBC Corp. Ltd. Class A	115,539	737
	GRG Metrology & Test Group Co. Ltd. Class A	466,500	736
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	735
*	Anyang Iron & Steel Inc. Class A	2,716,980	733
	Ningbo Yunsheng Co. Ltd. Class A	941,571	733
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	731
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	731
	Bright Real Estate Group Co. Ltd. Class A	2,068,005	731
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	729
	Zhejiang Meida Industrial Co. Ltd. Class A	597,200	729
*	Focused Photonics Hangzhou Inc. Class A	419,596	729
*	Jilin Yatai Group Co. Ltd. Class A	3,081,167	729
	China Science Publishing & Media Ltd. Class A	218,700	728
*	ChangYuan Technology Group Ltd. Class A	1,209,343	727
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	726
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	725
*	Huafu Fashion Co. Ltd. Class A	1,703,810	724
	Shandong Xiantan Co. Ltd. Class A	847,492	724
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	723
	Shanxi Blue Flame Holding Co. Ltd. Class A	824,336	723
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	190,956	722
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	948,300	722
*	Gohigh Networks Co. Ltd. Class A	1,148,740	721
*	Blivex Energy Technology Co. Ltd. Class A	4,172,796	720
	Shenzhen Das Intellitech Co. Ltd. Class A	1,903,796	719
	Jiangsu Huaxicun Co. Ltd. Class A	799,400	719
*	Chengdu Guoguang Electric Co. Ltd. Class A	74,520	718
*	Jiangsu Etern Co. Ltd. Class A	1,230,970	718
*	China Fortune Land Development Co. Ltd. Class A	3,480,043	718
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	111,680	716
	Juewei Food Co. Ltd. Class A	255,920	716
	BGI Genomics Co. Ltd. Class A	137,049	716
*	Sunyard Technology Co. Ltd. Class A	483,327	715
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,968,079	715
	Zhuhai Port Co. Ltd. Class A	1,050,000	715
	China Harzone Industry Corp. Ltd. Class A	786,065	715
	Shenzhen Noposin Crop Science Co. Ltd. Class A	721,700	714
*	Sinopec Oilfield Service Corp. Class H	12,400,608	713
	China Union Holdings Ltd. Class A	1,594,400	713
	Yabao Pharmaceutical Group Co. Ltd. Class A	893,483	713
	Tianjin Teda Co. Ltd. Class A	1,439,243	712
*	Phenix Optical Co. Ltd. Class A	275,600	712
	Guotai Epoint Software Co. Ltd. Class A	221,590	712
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	711
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	711
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,498,197	711

		Shares	Market Value ($000)
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	710
*	Beijing VRV Software Corp. Ltd. Class A	1,365,700	710
	Cybrid Technologies Inc. Class A	410,600	710
	Shandong Lukang Pharma Class A	867,190	708
	Chongqing Port Co. Ltd. Class A	1,210,600	707
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	707
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	707
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,093,100	707
	Chengdu RML Technology Co. Ltd. Class A	113,827	707
*	Holitech Technology Co. Ltd. Class A	2,746,096	707
	Insigma Technology Co. Ltd. Class A	1,008,500	706
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,526,301	705
	Orient International Enterprise Ltd. Class A	757,400	704
	Sinosoft Co. Ltd. Class A	214,340	704
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	704
	Suzhou Everbright Photonics Co. Ltd. Class A	130,377	702
*	China High Speed Railway Technology Co. Ltd. Class A	2,366,297	702
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,046,351	702
	Guodian Nanjing Automation Co. Ltd. Class A	825,360	701
	Bafang Electric Suzhou Co. Ltd. Class A	142,084	701
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	701
*	Xizang Zhufeng Resources Co. Ltd. Class A	556,957	699
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	636,526	699
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	698
	Eastcompeace Technology Co. Ltd. Class A	598,315	698
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	698
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	697
	Time Publishing & Media Co. Ltd. Class A	473,200	696
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	605,400	696
	Aerospace Hi-Tech Holdings Group Ltd. Class A	656,150	696
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,111,582	695
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	694
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	692
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,083,766	692
	Shanghai Medicilon Inc. Class A	116,916	691
	Canny Elevator Co. Ltd. Class A	764,373	690
	Shenzhen Aisidi Co. Ltd. Class A	611,320	690
*	Beijing North Star Co. Ltd. Class A	2,701,615	689
	Shunfa Hengye Corp. Class A	1,684,921	689
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	725,140	689
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,019,500	689
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	687
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	687
	Center International Group Co. Ltd. Class A	467,600	686
	Henan Liliang Diamond Co. Ltd. Class A	187,560	685
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	683
*	AECC Aero Science & Technology Co. Ltd. Class A	324,800	683
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	682
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	681
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	681
	Zhejiang Runtu Co. Ltd. Class A	868,351	680
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	680
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	1,525,600	680
*	Sinopec Oilfield Equipment Corp. Class A	719,342	678
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	678
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	997,850	678
*	Beijing Jingwei Hirain Technologies Co. Inc. Class A	70,584	677
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	239,080	676

		Shares	Market Value ($000)
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,448,425	674
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	674
	Western Region Gold Co. Ltd. Class A	468,800	673
	Unilumin Group Co. Ltd. Class A	872,038	673
	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	670
	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	670
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	668
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	668
	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	667
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,137,200	666
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	665
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	215,200	665
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	664
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,109,328	664
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	663
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	663
	Digital China Information Service Group Co. Ltd. Class A	555,543	663
	Foshan Electrical & Lighting Co. Ltd. Class B	2,535,261	662
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	587,200	662
	Shandong Head Group Co. Ltd. Class A	319,700	662
	Guangdong Dowstone Technology Co. Ltd. Class A	546,200	662
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	661
	263 Network Communications Co. Ltd. Class A	1,350,860	661
	Dlg Exhibitions & Events Corp. Ltd. Class A	552,100	660
	Shenzhen Hello Tech Energy Co. Ltd. Class A	86,174	660
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	659
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	659
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	658
	Hangzhou Onechance Tech Corp. Class A	262,325	657
	Opple Lighting Co. Ltd. Class A	298,600	656
*	Youzu Interactive Co. Ltd. Class A	485,916	656
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	656
	Era Co. Ltd. Class A	1,005,259	655
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	655
	Jinlei Technology Co. Ltd. Class A	253,900	654
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,210,260	654
*	Tongding Interconnection Information Co. Ltd. Class A	1,126,300	654
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	653
	Betta Pharmaceuticals Co. Ltd. Class A	123,400	652
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	651
	BMC Medical Co. Ltd. Class A	46,865	651
	Hangzhou Jiebai Group Co. Ltd. Class A	778,557	651
	Yotrio Group Co. Ltd. Class A	1,839,350	651
	Xiamen Port Development Co. Ltd. Class A	739,716	650
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	650
*	SICC Co. Ltd. Class A	95,555	650
*	INKON Life Technology Co. Ltd. Class A	587,200	649
	Vatti Corp. Ltd. Class A	842,448	649
	Rongan Property Co. Ltd. Class A	2,008,772	649
	Xinzhi Group Co. Ltd. Class A	382,400	647
	Suplet Power Co. Ltd. Class A	463,747	647
*	Sichuan Haite High-tech Co. Ltd. Class A	649,180	647
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	644
	Hainan Expressway Co. Ltd. Class A	1,170,600	643
*	Guangxi Energy Co. Ltd. Class A	1,383,240	642
	Haining China Leather Market Co. Ltd. Class A	1,252,410	641
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	640
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	639

		Shares	Market Value ($000)
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	639
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	639
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,161,920	639
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	638
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	637
*	Qingdao Rural Commercial Bank Corp. Class A	1,751,800	637
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	636
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	636
	Guangdong Hybribio Biotech Co. Ltd. Class A	664,420	636
*	BeiGene Ltd. Class A	42,303	635
*	Tibet Tianlu Co. Ltd. Class A	1,206,334	633
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,102,074	632
	KingClean Electric Co. Ltd. Class A	238,900	631
	CCS Supply Chain Management Co. Ltd. Class A	853,540	631
	Shenzhen Gongjin Electronics Co. Ltd. Class A	690,588	631
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	630
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	3,645,600	630
*	Triumph New Energy Co. Ltd. Class A	385,300	630
	Mesnac Co. Ltd. Class A	860,489	628
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	628
	North Electro-Optic Co. Ltd. Class A	494,561	627
*	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	627
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	627
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	760,575	627
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	626
*	Fujian Snowman Co. Ltd. Class A	724,468	626
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	315,500	626
*	YanTai Shuangta Food Co. Ltd. Class A	1,141,500	626
*	Huayi Brothers Media Corp. Class A	2,189,502	626
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	165,477	626
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	624
*	Zhejiang Jingu Co. Ltd. Class A	779,060	624
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	623
*	Sinodata Co. Ltd. Class A	329,635	623
	Cangzhou Dahua Co. Ltd. Class A	417,700	623
	China Wuyi Co. Ltd. Class A	1,611,511	620
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	620
*	Hongli Zhihui Group Co. Ltd. Class A	716,500	620
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	619
	Piesat Information Technology Co. Ltd. Class A	200,019	619
*	Long Yuan Construction Group Co. Ltd. Class A	1,342,724	618
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	504,773	617
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	614
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	614
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	614
*	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	612
*	Zhongtong Bus Co. Ltd. Class A	607,400	612
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	612
[1]	Orient Securities Co. Ltd. Class H	1,567,600	611
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	611
	Chengdu ALD Aviation Manufacturing Corp. Class A	353,242	610
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	609
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	609
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	474,450	608
	Goldenmax International Group Ltd. Class A	661,900	608
*	Emei Shan Tourism Co. Ltd. Class A	478,100	607
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	606
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	606

		Shares	Market Value ($000)
*	Shenzhen World Union Group Inc. Class A	2,085,355	605
*	Dongjiang Environmental Co. Ltd. Class A	946,666	604
	Sun Create Electronics Co. Ltd. Class A	304,876	602
	Client Service International Inc. Class A	432,967	602
	Digiwin Software Co. Ltd. Class A	272,194	601
	Edan Instruments Inc. Class A	517,400	601
	Maccura Biotechnology Co. Ltd. Class A	366,530	599
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	599
	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	599
*	Huludao Zinc Industry Co. Class A	1,526,300	598
	Truking Technology Ltd. Class A	527,800	598
	Qingdao East Steel Tower Stock Co. Ltd. Class A	652,400	597
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	747,037	597
*	Beijing Water Business Doctor Co. Ltd. Class A	844,674	597
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	596
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	489,814	595
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	593
*	Shanghai Guijiu Co. Ltd. Class A	320,500	593
	Huaren Pharmaceutical Co. Ltd. Class A	1,220,872	593
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	592
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	590
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	589
*	Fujian Septwolves Industry Co. Ltd. Class A	824,109	589
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	589
	EIT Environmental Development Group Co. Ltd. Class A	345,501	589
	Hefei Department Store Group Co. Ltd. Class A	932,417	586
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	586
	Merit Interactive Co. Ltd. Class A	384,848	586
	Hymson Laser Technology Group Co. Ltd. Class A	165,875	586
	Shenzhen Click Technology Co. Ltd. Class A	420,000	586
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	585
	Sunstone Development Co. Ltd. Class A	373,000	585
	Gansu Shangfeng Cement Co. Ltd. Class A	564,480	584
	MYS Group Co. Ltd. Class A	1,417,892	584
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	583
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	583
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	583
	Beijing SDL Technology Co. Ltd. Class A	660,800	582
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	582
	Macmic Science & Technology Co. Ltd. Class A	142,303	581
	Bestsun Energy Co. Ltd. Class A	1,122,700	581
*	Konka Group Co. Ltd. Class A	1,329,700	581
*	QuantumCTek Co. Ltd. Class A	48,132	580
	Hainan Mining Co. Ltd. Class A	739,762	580
	Qianjiang Water Resources Development Co. Ltd. Class A	363,551	579
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,197,100	579
	Liaoning Chengda Biotechnology Co. Ltd. Class A	150,361	578
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	663,164	578
	Anhui Huamao Textile Co. Class A	1,074,064	577
*	Nations Technologies Inc. Class A	521,400	577
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	577
*,1,2	Archosaur Games Inc.	3,751,000	577
	Xiangyu Medical Co. Ltd. Class A	107,228	577
	Jiangling Motors Corp. Ltd. Class B	635,970	576
*	Beijing Sinohytec Co. Ltd. Class A	120,245	576
*	Beijing Philisense Technology Co. Ltd. Class A	1,370,633	576
*	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	575
*	Jiangsu Lopal Tech Co. Ltd. Class A	456,301	573

		Shares	Market Value ($000)
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	572
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	572
	Chengdu XGimi Technology Co. Ltd. Class A	50,158	572
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	572
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	571
	Zhejiang Tony Electronic Co. Ltd. Class A	196,900	571
*	Beijing Forever Technology Co. Ltd. Class A	788,894	571
	China West Construction Group Co. Ltd. Class A	649,000	570
*	Shanghai Xinhua Media Co. Ltd. Class A	787,200	569
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	569
*	Toread Holdings Group Co. Ltd. Class A	884,800	568
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	619,134	568
	Wolong Resources Group Co. Ltd. Class A	943,001	565
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	882,700	565
*	Hengbao Co. Ltd. Class A	671,300	564
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,428,980	564
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	563
*	Kingsignal Technology Co. Ltd. Class A	620,360	562
	Huabao Flavours & Fragrances Co. Ltd. Class A	222,221	562
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	661,000	561
	Guangzhou Zhiguang Electric Co. Ltd. Class A	749,700	560
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	559
	Suzhou Oriental Semiconductor Co. Ltd. Class A	67,528	559
	Goldcard Smart Group Co. Ltd. Class A	389,110	558
	FIYTA Precision Technology Co. Ltd. Class A	420,085	557
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	557
*	Beijing Hualian Department Store Co. Ltd. Class A	2,499,781	557
	Ligao Foods Co. Ltd. Class A	115,920	556
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	555
*	Jiangsu Gian Technology Co. Ltd. Class A	180,768	555
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	554
*	Yijiahe Technology Co. Ltd. Class A	167,000	554
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	553
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	553
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	56,707	553
	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	552
	ABA Chemicals Corp. Class A	726,200	552
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	299,112	552
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,613,311	552
*	Hanwang Technology Co. Ltd. Class A	231,900	551
	Monalisa Group Co. Ltd. Class A	349,604	551
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,439,544	551
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	550
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	550
*	Sunvim Group Co. Ltd. Class A	909,600	550
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	550
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	549
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	549
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	549
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	548
	Sichuan Meifeng Chemical IND Class A	591,151	547
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	547
	Changzheng Engineering Technology Co. Ltd. Class A	320,346	547
	Dare Power Dekor Home Co. Ltd. Class A	562,739	546
*	Guiyang Longmaster Information & Technology Co. Ltd. Class A	328,900	546
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	406,720	544
*	Jishi Media Co. Ltd. Class A	2,400,700	542
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,405,714	542

		Shares	Market Value ($000)
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	540
*	Solareast Holdings Co. Ltd. Class A	775,159	538
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	538
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	537
	Tungkong Inc. Class A	556,076	537
	Duolun Technology Corp. Ltd. Class A	587,777	537
*	CIG Shanghai Co. Ltd. Class A	111,000	537
	Gem-Year Industrial Co. Ltd. Class A	942,111	537
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	537
*	Realcan Pharmaceutical Group Co. Ltd. Class A	1,436,010	536
	Guangdong Goworld Co. Ltd. Class A	521,444	534
	Hanwei Electronics Group Corp. Class A	274,002	533
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	532
*	VanJee Technology Co. Ltd. Class A	201,160	532
*	Deppon Logistics Co. Ltd. Class A	286,900	532
*	Enjoyor Technology Co. Ltd. Class A	659,100	531
	Xiamen Bank Co. Ltd. Class A	749,000	530
	Blue Sail Medical Co. Ltd. Class A	712,564	530
	Shenzhen Tellus Holding Co. Ltd. Class A	223,807	530
*	Tengda Construction Group Co. Ltd. Class A	1,637,499	527
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	526
	ZhongYeDa Electric Co. Ltd. Class A	501,400	526
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	175,700	524
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	806,800	524
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	719,556	522
	Sino GeoPhysical Co. Ltd. Class A	319,165	522
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A	769,196	522
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	520
*	Shanghai STEP Electric Corp. Class A	494,600	520
	Linktel Technologies Co. Ltd. Class A	51,300	520
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,075,500	520
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	518
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	516
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	516
*	Huayuan Property Co. Ltd. Class A	2,642,075	516
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	515
*	Jiangsu Yueda Investment Co. Ltd. Class A	904,300	514
*	Xiwang Foodstuffs Co. Ltd. Class A	1,046,904	513
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	512
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	512
*	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	512
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	763,588	512
	Inspur Software Co. Ltd. Class A	329,798	511
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	511
*	Zhongfu Information Inc. Class A	235,500	510
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	509
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	281,960	509
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	508
	Beijing CTJ Information Technology Co. Ltd. Class A	64,678	508
*	Royal Group Co. Ltd. Class A	810,478	507
*	Jinzhou Port Co. Ltd. Class B	2,857,215	505
*	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	505
*	Citychamp Dartong Co. Ltd. Class A	1,594,333	505
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	504
	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	503
	FSPG Hi-Tech Co. Ltd. Class A	885,500	502
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	327,900	500
	Toly Bread Co. Ltd. Class A	548,939	500

		Shares	Market Value ($000)
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	840,200	499
*	Shanghai Jiao Yun Co. Ltd. Class A	936,690	498
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	496
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	496
*	Langold Real Estate Co. Ltd. Class A	1,962,979	495
*	ENC Digital Technology Co. Ltd. Class A	482,090	495
*	Shenzhen Comix Group Co. Ltd. Class A	612,400	495
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	494
	Zhende Medical Co. Ltd. Class A	189,800	494
	Sichuan Teway Food Group Co. Ltd. Class A	317,450	493
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	91,600	493
	Marssenger Kitchenware Co. Ltd. Class A	272,397	493
	Shenzhen Center Power Tech Co. Ltd. Class A	299,450	493
	Vontron Technology Co. Ltd. Class A	423,300	492
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	492
	Contec Medical Systems Co. Ltd. Class A	211,100	491
	Chongqing Yukaifa Co. Ltd. Class A	930,100	490
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	490
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	489
*	Shenzhen Clou Electronics Co. Ltd. Class A	872,200	489
*	Shanghai Shenda Co. Ltd. Class A	1,050,800	489
	Streamax Technology Co. Ltd. Class A	145,100	488
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	126,700	488
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	849,347	488
*	Shenyang Chemical Co. Ltd. Class A	944,000	487
	Xiamen International Airport Co. Ltd. Class A	289,758	484
*	Simei Media Co. Ltd. Class A	769,200	482
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	482
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	103,412	481
	Jenkem Technology Co. Ltd. Class A	47,933	481
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	480
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	480
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	479
	Zhejiang Tiantie Industry Co. Ltd. Class A	841,778	479
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	478
	Guizhou Zhenhua E-chem Inc. Class A	240,298	478
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	476
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	476
	Newcapec Electronics Co. Ltd. Class A	488,335	475
*	Deluxe Family Co. Ltd. Class A	1,499,036	475
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	473
	Lucky Film Co. Class A	528,691	473
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	472
	Bestore Co. Ltd. Class A	215,700	472
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	348,018	469
	Zhejiang NetSun Co. Ltd. Class A	229,600	469
*	Guizhou Chitianhua Co. Ltd. Class A	1,556,500	467
*	5I5J Holding Group Co. Ltd. Class A	1,773,003	467
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	467
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	466
*	Shanghai Fudan Forward S & T Co. Ltd. Class A	674,360	466
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	465
*	Changchun Gas Co. Ltd. Class A	741,500	464
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	464
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	154,800	464
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	463
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	462

		Shares	Market Value ($000)
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	743,030	462
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	460
	Qingdao Citymedia Co. Ltd. Class A	496,400	460
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	458
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	942,520	458
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	457
	Shandong Sunway Chemical Group Co. Ltd. Class A	619,100	456
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	723,006	456
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	455
	Create Technology & Science Co. Ltd. Class A	385,756	455
	Advanced Fiber Resources Zhuhai Ltd. Class A	94,472	455
	TRS Information Technology Corp. Ltd. Class A	272,900	455
*	Hangzhou Zhongheng Electric Co. Ltd. Class A	551,267	454
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	453
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	830,880	453
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	450
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	450
	Chongqing Zaisheng Technology Corp. Ltd. Class A	971,936	450
*	Lander Sports Development Co. Ltd. Class A	1,172,450	449
	Hangzhou Cable Co. Ltd. Class A	652,000	449
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	448
*	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	448
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	445
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	445
	Fujian Dongbai Group Co. Ltd. Class A	876,300	443
*	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	443
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	443
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	1,008,227	443
	Shandong Shengli Co. Class A	973,577	442
	Haoxiangni Health Food Co. Ltd. Class A	506,788	442
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	442
	Daheng New Epoch Technology Inc. Class A	376,900	441
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	441
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	313,183	440
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	437
*	Guangdong DFP New Material Group Co. Ltd.	837,600	436
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,291,424	436
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	435
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	501,881	434
*	Rastar Group Class A	1,078,500	434
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	434
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,600	433
*	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	432
*	Double Medical Technology Inc. Class A	109,500	432
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	431
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	430
*	Feitian Technologies Co. Ltd. Class A	392,500	429
	Ningbo David Medical Device Co. Ltd. Class A	277,300	427
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	426
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	426
	Fulongma Group Co. Ltd. Class A	355,320	426
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,722,525	425
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	693,700	424
*	Fujian Rongji Software Co. Ltd. Class A	609,300	424
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	422
*	PKU Healthcare Corp. Ltd. Class A	560,500	421
*	Eastone Century Technology Co. Ltd. Class A	843,315	421
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	421

		Shares	Market Value ($000)
	Shanghai New World Co. Ltd. Class A	479,000	421
	Beijing Bashi Media Co. Ltd. Class A	801,670	421
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	523,268	420
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	419
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	419
*	Qingdao Doublestar Co. Ltd. Class A	748,900	418
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	418
*	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	418
	Xiamen Intretech Inc. Class A	215,390	418
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	417
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,229,382	416
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	415
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	415
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	414
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	414
*	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	413
	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	413
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	413
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	413
*	Global Infotech Co. Ltd. Class A	388,600	413
	Sanlux Co. Ltd. Class A	648,400	411
*	Xinlun New Materials Co. Ltd. Class A	1,033,500	411
	Anhui Korrun Co. Ltd. Class A	251,860	411
	Tongyu Communication Inc. Class A	237,975	411
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,777,055	409
*	Ningbo Cixing Co. Ltd. Class A	598,800	408
*	RongFa Nuclear Equipment Co. Ltd. Class A	742,100	407
*	Delixi New Energy Technology Co. Ltd. Class A	189,420	406
	ZYNP Corp. Class A	522,900	405
	QuakeSafe Technologies Co. Ltd. Class A	226,550	404
*	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	403
*	Shanghai Lonyer Data Co. Ltd. Class A	326,300	403
*	Hebei Huijin Group Co. Ltd. Class A	485,900	402
	XGD Inc. Class A	155,100	402
*	CanSino Biologics Inc. Class A	55,518	401
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	400
*	Surfilter Network Technology Co. Ltd. Class A	617,768	399
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	398
*	Anhui Genuine New Materials Co. Ltd. Class A	452,620	397
	Ningbo Zhenyu Technology Co. Ltd. Class A	72,980	397
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	396
*	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	396
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	395
	Jiangsu Transimage Technology Co. Ltd. Class A	201,500	395
*,2	Shandong Chenming Paper Holdings Ltd. Class H	1,892,282	394
*	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	393
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	392
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	53,000	392
*	Guangdong Delian Group Co. Ltd. Class A	675,035	391
	Sichuan Injet Electric Co. Ltd. Class A	74,100	391
*	China Quanjude Group Co. Ltd. Class A	278,800	389
	Shanghai Hiuv New Materials Co. Ltd. Class A	63,916	386
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	385
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	385
*	Wenfeng Great World Chain Development Corp. Class A	1,239,613	385
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	385
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	383
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	383

		Shares	Market Value ($000)
*	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	381
[1]	China Everbright Greentech Ltd.	3,806,175	380
*	Wisesoft Co. Ltd. Class A	231,865	380
*	Rendong Holdings Co. Ltd. Class A	522,865	378
*	Berry Genomics Co. Ltd. Class A	322,603	377
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,154,200	376
*	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	375
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	370
	Chengdu Bright Eye Hospital Co. Ltd. Class A	42,300	368
	Sansure Biotech Inc. Class A	146,855	368
	Chimin Health Management Co. Ltd. Class A	428,400	367
	Guobang Pharma Ltd. Class A	180,000	367
*	Beken Corp. Class A	122,587	366
	Jiangsu General Science Technology Co. Ltd. Class A	612,840	366
*	New Huadu Technology Co. Ltd. Class A	595,500	364
	Jinzhou Yongshan Lithium Co. Ltd. Class A	380,789	364
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	180,977	364
	Jiangsu Amer New Material Co. Ltd. Class A	486,200	363
*	Shanxi Guoxin Energy Corp. Ltd. Class A	729,426	361
	Three Squirrels Inc. Class A	149,540	361
	Nanjing Chixia Development Co. Ltd. Class A	947,000	359
*	KraussMaffei Co. Ltd. Class A	431,434	359
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	357
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	357
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	356
*	Autel Intelligent Technology Corp. Ltd. Class A	145,673	355
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	1,014,898	353
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	353
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	95,309	353
	Transfar Zhilian Co. Ltd. Class A	597,325	351
	Yuanjie Semiconductor Technology Co. Ltd. Class A	25,958	347
*	Hangzhou Century Co. Ltd. Class A	822,400	343
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	343
*	Infund Holding Co. Ltd. Class A	1,027,334	342
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	60,300	342
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	341
*	Phoenix Shipping Wuhan Co. Ltd. Class A	993,900	339
	Hongbaoli Group Corp. Ltd. Class A	714,859	339
*	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	339
*	Metro Land Corp. Ltd. Class A	561,500	336
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	336
*	Hainan Ruize New Building Material Co. Ltd. Class A	985,704	336
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	335
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	327
	Guangdong Lyric Robot Automation Co. Ltd. Class A	86,954	323
*	ChemPartner PharmaTech Co. Ltd. Class A	422,377	322
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	1,379,220	322
*	H&R Century Union Corp. Class A	709,000	321
*	Vtron Group Co. Ltd. Class A	864,723	319
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	317
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	311
*	Tangel Culture Co. Ltd. Class A	745,400	310
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	308
	Shanghai Titan Scientific Co. Ltd. Class A	69,307	308
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	306
*	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	304
*	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	304
*	Liaoning Shenhua Holdings Co. Ltd. Class A	1,326,800	299

		Shares	Market Value ($000)
*	Chongqing Dima Industry Co. Ltd. Class A	1,647,007	299
	Rianlon Corp. Class A	97,100	294
[1,2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	903,000	293
	Guangzhou Holike Creative Home Co. Ltd. Class A	235,458	293
	Thinkingdom Media Group Ltd. Class A	124,581	281
	Weifu High-Technology Group Co. Ltd. Class A	124,100	278
*	Strait Innovation Internet Co. Ltd. Class A	640,698	274
*	Shenzhen Anche Technologies Co. Ltd. Class A	168,400	274
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	262
*	YLZ Information Technology Co. Ltd. Class A	444,300	255
	Baida Group Co. Ltd. Class A	256,600	246
*	Road King Infrastructure Ltd.	1,422,812	241
*	Doushen Beijing Education & Technology Inc. Class A	866,539	239
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	212
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	42,681	210
	Nanjing Cosmos Chemical Co. Ltd. Class A	25,000	208
*,3	Yango Group Co. Ltd. Class A	4,010,183	207
*	Skyverse Technology Co. Ltd. Class A	27,028	207
*	Ligeance Aerospace Technology Co. Ltd. Class A	262,000	205
	Shenzhen Xinyichang Technology Co. Ltd. Class A	21,308	204
	Estun Automation Co. Ltd. Class A	110,600	201
*	Fujian Green Pine Co. Ltd. Class A	355,400	197
	CSG Holding Co. Ltd. Class A	249,200	187
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	62,000	186
*	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	181
	Foshan Electrical & Lighting Co. Ltd. Class A	211,200	155
*	Transwarp Technology Shanghai Co. Ltd. Class A	25,548	153
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	142,600	146
	Red Star Macalline Group Corp. Ltd. Class A	305,030	141
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	141
*	Yuzhou Group Holdings Co. Ltd.	16,665,175	137
*,3	Sichuan Languang Development Co. Ltd. Class A	2,192,132	122
*	Fire Rock Holdings Ltd.	6,342,677	111
	Eastern Communications Co. Ltd. Class B	290,300	97
*	Jinzhou Port Co. Ltd. Class A	267,100	96
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	24,900	92
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	515,756	78
*,3	Sundy Land Investment Co. Ltd. Class A	1,281,700	73
*	Shanghai Shimao Co. Ltd. Class A	273,212	43
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	43
*,3	Oceanwide Holdings Co. Ltd. Class A	767,000	41
	Shanghai Haixin Group Co. Class A	32,500	25
*,3	ST JLZX A	393,700	20
*	Times China Holdings Ltd.	256,124	7
*,3	Kangmei Pharmaceutical Co. Ltd.	627,658	—
*,3	China Zhongwang Holdings Ltd.	19,211,219	—
			25,405,935
Colombia (0.1%)
	Bancolombia SA ADR	1,342,532	42,236
	Bancolombia SA	3,269,185	27,504
	Interconexion Electrica SA ESP	6,159,255	26,668
	Ecopetrol SA	43,961,433	26,361
[2]	Ecopetrol SA ADR	1,000,206	12,032
[2]	Grupo Aval Acciones y Valores SA ADR	256,312	672
			135,473
Czech Republic (0.1%)
	CEZ A/S	2,153,572	81,582

		Shares	Market Value ($000)
	Komercni Banka A/S	1,020,199	33,471
[1]	Moneta Money Bank A/S	4,653,709	20,027
	Philip Morris CR A/S	5,861	4,079
[2]	Colt CZ Group SE	43,055	1,090
			140,249
Egypt (0.2%)
	Commercial International Bank - Egypt (CIB)	30,180,834	85,922
	Talaat Moustafa Group	14,061,132	15,015
	Eastern Co. SAE	13,712,078	14,738
	ElSewedy Electric Co.	10,308,046	10,727
*	EFG Holding S.A.E.	16,473,109	9,637
*	Fawry for Banking & Payment Technology Services SAE	35,636,374	5,993
	Egypt Kuwait Holding Co. SAE	3,826,834	5,979
	Telecom Egypt Co.	4,679,438	5,522
	Madinet Masr For Housing & Development	13,152,549	1,582
			155,115
Greece (0.6%)
*	National Bank of Greece SA	10,216,063	77,674
*	Eurobank Ergasias Services & Holdings SA	34,902,390	67,273
	Mytilineos SA	1,391,885	57,150
*	Alpha Services & Holdings SA	28,845,970	51,371
	OPAP SA	2,580,476	44,627
	JUMBO SA	1,509,028	42,464
*	Public Power Corp. SA	2,914,195	38,562
*	Piraeus Financial Holdings SA	9,266,598	37,527
	Hellenic Telecommunications Organization SA	2,282,243	31,689
	Motor Oil Hellas Corinth Refineries SA	748,688	20,511
	GEK Terna Holding Real Estate Construction SA	771,604	11,612
	Terna Energy SA	707,213	11,478
	Titan Cement International SA	430,992	11,098
	Helleniq Energy Holdings SA	1,241,650	9,959
*	LAMDA Development SA	949,434	7,166
*	Aegean Airlines SA	495,340	6,566
	Hellenic Exchanges - Athens Stock Exchange SA	823,686	4,870
	Viohalco SA	680,589	4,674
	Sarantis SA	436,033	4,135
	Autohellas Tourist & Trading SA	274,468	3,970
	Holding Co. ADMIE IPTO SA	1,577,580	3,702
	Cenergy Holdings SA	411,454	3,234
*	Ellaktor SA	1,174,012	3,136
	Athens Water Supply & Sewage Co. SA	462,981	2,878
	Fourlis Holdings SA	595,885	2,614
	Quest Holdings SA	370,977	2,126
	Epsilon Net SA	202,741	2,038
*	Intracom SA Technical & Steel Constructions	118,675	633
*	Intracom Holdings SA (Registered)	35,402	143
*	Ideal Holdings SA	17,739	125
	Piraeus Port Authority SA	464	12
*,3	FF Group	397,542	—
			565,017
Hong Kong (0.0%)
	Want Want China Holdings Ltd.	57,655,000	31,734
*,3	Real Nutriceutical Group Ltd.	1,315,000	—
			31,734
Hungary (0.3%)
	OTP Bank Nyrt.	3,132,509	145,147
	Richter Gedeon Nyrt.	1,960,218	52,887

		Shares	Market Value ($000)
	MOL Hungarian Oil & Gas plc	5,847,424	47,869
	Magyar Telekom Telecommunications plc	4,964,780	10,760
			256,663
Iceland (0.1%)
	Marel HF	7,567,662	27,822
[1]	Arion Banki HF	18,743,492	20,974
*	Alvotech SA	1,087,912	17,262
	Islandsbanki HF	16,081,840	13,608
	Hagar hf	14,708,565	8,896
	Kvika banki hf	59,797,069	7,553
	Reitir fasteignafelag hf	9,447,009	6,251
	Festi hf	3,861,940	5,705
	Eimskipafelag Islands hf	1,439,164	4,843
	Sjova-Almennar Tryggingar hf	13,484,030	4,386
*	Icelandair Group HF	295,109,609	3,180
	Vatryggingafelag Islands Hf	22,649,583	3,067
	Siminn HF	26,958,334	2,103
*	Olgerdin Egill Skallagrims HF	14,751,034	1,860
			127,510
India (22.4%)
	Reliance Industries Ltd.	45,424,605	1,560,632
	HDFC Bank Ltd.	63,556,152	1,117,690
	Infosys Ltd.	47,374,958	944,476
	Tata Consultancy Services Ltd.	13,772,069	632,567
	Bharti Airtel Ltd. (XNSE)	32,390,715	456,921
	Axis Bank Ltd.	30,853,046	396,687
	Larsen & Toubro Ltd.	9,130,043	382,232
	Hindustan Unilever Ltd.	11,984,205	358,348
	Bajaj Finance Ltd.	3,316,140	274,482
	HCL Technologies Ltd.	14,321,614	271,620
	ICICI Bank Ltd.	21,341,873	264,322
	Mahindra & Mahindra Ltd.	12,719,423	252,927
	Sun Pharmaceutical Industries Ltd.	14,722,668	251,521
	Titan Co. Ltd.	5,638,379	250,896
	NTPC Ltd.	64,181,226	245,728
	Maruti Suzuki India Ltd.	1,796,836	220,384
	Asian Paints Ltd.	6,108,173	216,972
	ITC Ltd.	40,358,059	214,547
	Tata Motors Ltd.	18,447,370	196,333
	UltraTech Cement Ltd.	1,554,184	190,033
	Tata Steel Ltd.	112,372,976	184,011
	Adani Enterprises Ltd.	4,740,501	179,412
	Power Grid Corp. of India Ltd.	56,810,922	177,440
	Oil & Natural Gas Corp. Ltd.	52,517,258	159,533
	State Bank of India	20,182,816	155,900
	Coal India Ltd.	30,676,206	150,202
	Nestle India Ltd.	4,871,280	146,940
	Adani Ports & Special Economic Zone Ltd.	10,050,947	146,117
	Grasim Industries Ltd.	5,216,329	136,630
	JSW Steel Ltd.	13,622,439	134,131
	Hindalco Industries Ltd.	19,087,234	132,934
*	Zomato Ltd.	78,714,482	132,251
	Tech Mahindra Ltd.	8,214,426	131,600
*	Jio Financial Services Ltd.	42,749,346	127,637
	Tata Motors Ltd. Class A	16,581,905	116,611
*	Adani Green Energy Ltd.	5,682,168	115,100
	Tata Consumer Products Ltd.	8,544,255	115,062

		Shares	Market Value ($000)
	Shriram Finance Ltd.	3,794,702	112,794
	Cipla Ltd.	6,921,258	112,569
	Bharat Electronics Ltd.	48,876,442	109,472
	Power Finance Corp. Ltd.	19,773,885	105,585
*	Adani Power Ltd.	15,529,089	105,421
	Tata Power Co. Ltd.	22,467,322	105,355
	Apollo Hospitals Enterprise Ltd.	1,344,689	102,820
	REC Ltd.	16,957,650	101,867
	Bajaj Finserv Ltd.	5,189,137	101,671
	Britannia Industries Ltd.	1,611,842	100,814
	Hero MotoCorp Ltd.	1,787,427	99,508
	Indian Oil Corp. Ltd.	55,516,941	98,313
	Varun Beverages Ltd.	6,303,731	97,244
[1]	SBI Life Insurance Co. Ltd.	5,704,645	96,458
	Hindustan Aeronautics Ltd.	2,575,686	93,207
[1]	HDFC Life Insurance Co. Ltd.	13,358,170	92,756
*,1	Avenue Supermarts Ltd.	2,014,721	92,057
	Trent Ltd.	2,464,714	91,644
*	Suzlon Energy Ltd.	158,239,405	87,498
	Wipro Ltd.	15,295,532	87,482
	Eicher Motors Ltd.	1,878,930	86,978
	Dr Reddy's Laboratories Ltd.	1,177,014	86,483
	Bajaj Auto Ltd.	930,325	86,002
	Max Healthcare Institute Ltd.	8,941,074	84,083
	Bharat Petroleum Corp. Ltd.	13,512,893	81,902
[1]	LTIMindtree Ltd.	1,241,973	81,348
	DLF Ltd.	8,400,476	81,094
	Cholamandalam Investment & Finance Co. Ltd.	5,539,244	78,913
*	Yes Bank Ltd.	270,721,563	78,623
	Divi's Laboratories Ltd.	1,731,345	76,535
	TVS Motor Co. Ltd.	3,165,294	76,269
	GAIL India Ltd.	35,550,386	73,973
	Persistent Systems Ltd.	688,250	69,074
	Godrej Consumer Products Ltd.	4,923,478	69,042
*,1	InterGlobe Aviation Ltd.	1,872,238	66,768
	Indian Hotels Co. Ltd. Class A	11,182,572	66,311
	Ambuja Cements Ltd.	9,839,983	66,226
	Tube Investments of India Ltd.	1,369,686	64,382
	MRF Ltd.	37,312	63,980
	Pidilite Industries Ltd.	2,061,822	62,842
	Shree Cement Ltd.	182,614	62,763
	Info Edge India Ltd.	1,029,265	62,319
*	Adani Energy Solutions Ltd.	4,813,060	62,249
	Siemens Ltd.	1,205,651	60,108
	Coforge Ltd.	789,549	59,354
	Lupin Ltd.	3,258,278	59,005
[1]	ICICI Lombard General Insurance Co. Ltd.	3,272,579	58,889
[1]	HDFC Asset Management Co. Ltd.	1,353,207	58,372
	Vedanta Ltd.	17,389,406	57,414
	Colgate-Palmolive India Ltd.	1,793,246	55,537
	SRF Ltd.	1,912,331	53,488
[1]	Indian Railway Finance Corp. Ltd.	24,971,211	52,658
	Bharat Forge Ltd.	3,466,988	51,533
	Havells India Ltd.	3,295,128	51,342
	Cummins India Ltd.	1,845,318	50,984
	United Spirits Ltd.	3,885,965	50,954
	Dabur India Ltd.	7,790,452	50,603
*	PB Fintech Ltd.	4,184,363	50,571

		Shares	Market Value ($000)
	Aurobindo Pharma Ltd.	3,590,886	49,739
	CG Power & Industrial Solutions Ltd.	8,704,495	49,107
	Indian Railway Catering & Tourism Corp. Ltd.	4,159,961	48,931
	Jindal Steel & Power Ltd.	5,354,254	48,833
	Bharat Heavy Electricals Ltd.	17,390,173	47,773
	UPL Ltd.	7,125,714	46,111
	Adani Total Gas Ltd.	3,732,698	45,961
*	Hindustan Petroleum Corp. Ltd.	8,194,759	45,733
*	IDFC First Bank Ltd.	44,475,196	45,146
	PI Industries Ltd.	1,102,671	44,810
	Marico Ltd.	6,990,580	44,464
	NHPC Ltd.	40,316,466	44,193
	Samvardhana Motherson International Ltd.	32,106,125	43,771
	Supreme Industries Ltd.	867,108	43,141
	Tata Elxsi Ltd.	470,193	43,039
	Bank of Baroda	14,333,850	42,681
	Federal Bank Ltd.	23,963,689	42,503
*	One 97 Communications Ltd.	4,635,915	42,387
	Ashok Leyland Ltd.	19,863,336	42,051
	APL Apollo Tubes Ltd.	2,301,235	41,707
	Embassy Office Parks REIT	9,632,478	41,679
	Punjab National Bank	30,003,290	41,343
	ABB India Ltd.	724,955	40,830
	KPIT Technologies Ltd.	2,186,113	40,827
	NMDC Ltd.	15,388,891	40,743
	Voltas Ltd.	3,080,999	40,528
*	Godrej Properties Ltd.	1,416,770	40,479
	Container Corp. of India Ltd.	3,751,477	40,044
	Torrent Pharmaceuticals Ltd.	1,310,837	39,947
[1]	Macrotech Developers Ltd.	3,091,920	39,897
*	Delhivery Ltd.	7,212,722	39,113
	Alkem Laboratories Ltd.	645,293	38,797
	Phoenix Mills Ltd.	1,255,676	36,736
	Torrent Power Ltd.	2,925,995	36,642
*	FSN E-Commerce Ventures Ltd.	18,566,831	36,532
	Bajaj Holdings & Investment Ltd.	361,556	36,414
[1]	Sona Blw Precision Forgings Ltd.	4,880,561	36,327
	Astral Ltd.	1,605,770	35,377
	Fortis Healthcare Ltd.	6,787,622	35,345
	Mphasis Ltd.	1,124,326	35,133
	Dixon Technologies India Ltd.	480,917	34,732
	SBI Cards & Payment Services Ltd.	4,001,332	34,493
	Page Industries Ltd.	76,583	34,401
	Dr Reddy's Laboratories Ltd. ADR	475,154	34,187
	Bosch Ltd.	120,456	34,186
[1]	AU Small Finance Bank Ltd.	4,447,737	34,127
*	Max Financial Services Ltd.	3,167,164	33,981
	Polycab India Ltd.	648,196	33,882
	ACC Ltd.	1,088,606	33,339
	Balkrishna Industries Ltd.	1,117,089	33,014
	Tata Communications Ltd.	1,571,435	32,872
	Apollo Tyres Ltd.	5,038,415	32,801
	State Bank of India GDR	424,304	32,776
	Petronet LNG Ltd.	10,071,586	32,650
	Union Bank of India Ltd.	19,139,236	32,209
	Zydus Lifesciences Ltd.	3,504,886	32,075
	JSW Energy Ltd.	5,270,108	32,069
*	GMR Airports Infrastructure Ltd.	33,885,883	31,966

		Shares	Market Value ($000)
	LIC Housing Finance Ltd.	4,236,228	31,896
	Dalmia Bharat Ltd.	1,144,717	31,416
	Jubilant Foodworks Ltd.	4,988,815	31,214
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,134,382	31,105
	Jindal Stainless Ltd.	4,471,960	31,094
*	Indus Towers Ltd.	11,560,388	30,888
	Crompton Greaves Consumer Electricals Ltd.	8,389,326	30,636
	Steel Authority of India Ltd.	20,165,131	29,741
[1]	Bandhan Bank Ltd.	10,613,543	29,239
	Kotak Mahindra Bank Ltd.	1,329,766	29,227
	Canara Bank	5,022,371	29,156
	KEI Industries Ltd.	752,857	29,011
	Mahindra & Mahindra Financial Services Ltd.	8,222,795	28,643
	IIFL Finance Ltd.	3,794,606	28,553
	Cyient Ltd.	1,184,803	28,185
	Tata Chemicals Ltd.	2,246,050	27,835
	Berger Paints India Ltd.	4,071,588	27,709
	Rail Vikas Nigam Ltd.	7,347,485	27,165
	Deepak Nitrite Ltd.	967,683	26,875
	Angel One Ltd.	679,259	26,803
	IDFC Ltd.	18,365,904	26,358
	Exide Industries Ltd.	6,529,393	26,352
	Oberoi Realty Ltd.	1,642,900	26,210
	AIA Engineering Ltd.	528,360	26,097
	Ipca Laboratories Ltd.	1,885,754	25,464
	BSE Ltd.	903,235	25,260
	Solar Industries India Ltd.	322,244	25,106
	Oracle Financial Services Software Ltd.	319,663	25,094
	Patanjali Foods Ltd.	1,307,346	25,008
	Muthoot Finance Ltd.	1,451,890	24,397
[1]	Laurus Labs Ltd.	5,272,990	24,224
	Sonata Software Ltd.	2,607,076	24,159
	Indraprastha Gas Ltd.	4,655,085	24,150
	L&T Finance Holdings Ltd.	11,497,194	24,001
	Gujarat Fluorochemicals Ltd.	539,344	23,882
*	Zee Entertainment Enterprises Ltd.	11,399,515	23,826
[1]	L&T Technology Services Ltd.	352,392	23,649
	Oil India Ltd.	4,557,681	23,405
	Glenmark Pharmaceuticals Ltd.	2,100,101	22,977
	JK Cement Ltd.	436,847	22,928
	National Aluminium Co. Ltd.	12,552,783	22,547
	Blue Star Ltd.	1,629,369	22,361
*	Mankind Pharma Ltd.	931,996	22,352
	Prestige Estates Projects Ltd.	1,452,625	22,108
	Birlasoft Ltd.	2,161,730	22,085
	Sundram Fasteners Ltd.	1,502,022	22,060
	Elgi Equipments Ltd.	2,956,731	21,895
	Computer Age Management Services Ltd.	626,444	21,883
	Ramco Cements Ltd.	1,781,229	21,814
[2]	Wipro Ltd. ADR	3,821,939	21,632
*	Star Health & Allied Insurance Co. Ltd.	3,094,347	21,601
	Brigade Enterprises Ltd.	1,721,088	21,274
	Radico Khaitan Ltd.	1,061,992	21,265
	Schaeffler India Ltd.	562,819	21,215
	Aarti Industries Ltd.	2,667,719	21,125
	Biocon Ltd.	6,352,802	20,553
	United Breweries Ltd.	943,883	20,523
	Carborundum Universal Ltd.	1,496,882	20,272

		Shares	Market Value ($000)
	Linde India Ltd.	297,577	20,028
	Thermax Ltd.	521,596	19,958
	Poonawalla Fincorp Ltd.	3,453,128	19,887
	Gujarat Gas Ltd.	2,800,297	19,591
*	Vodafone Idea Ltd.	113,345,822	19,536
	UNO Minda Ltd.	2,345,449	19,515
	Cholamandalam Financial Holdings Ltd.	1,366,734	19,460
	Kajaria Ceramics Ltd.	1,167,662	19,451
[1]	RBL Bank Ltd.	6,141,386	19,282
	360 ONE WAM Ltd.	2,573,699	19,232
	JB Chemicals & Pharmaceuticals Ltd.	942,430	19,124
	Navin Fluorine International Ltd.	461,830	18,977
	Grindwell Norton Ltd.	656,544	18,768
	Amara Raja Energy & Mobility Ltd.	1,749,645	18,711
	Coromandel International Ltd.	1,477,056	18,676
	Motherson Sumi Wiring India Ltd.	23,695,919	18,570
	Piramal Enterprises Ltd.	1,657,600	18,288
[1]	Syngene International Ltd.	2,022,315	18,283
	SKF India Ltd.	321,216	18,176
	Timken India Ltd.	435,029	17,760
	Bank of India	10,384,482	17,395
	Gujarat State Petronet Ltd.	3,904,565	17,291
	Atul Ltd.	219,080	16,965
	Great Eastern Shipping Co. Ltd.	1,409,777	16,796
	Emami Ltd.	2,788,044	16,780
	Manappuram Finance Ltd.	7,515,110	16,714
	Indian Bank	2,766,485	16,641
*	PVR Inox Ltd.	949,167	16,611
	Ratnamani Metals & Tubes Ltd.	380,823	16,423
	Escorts Kubota Ltd.	454,370	16,336
	3M India Ltd.	39,449	16,335
	GlaxoSmithKline Pharmaceuticals Ltd.	600,827	16,287
	Redington Ltd.	7,421,963	16,060
	Narayana Hrudayalaya Ltd.	1,012,129	16,049
	Indiabulls Housing Finance Ltd.	5,867,407	15,701
	Castrol India Ltd.	6,564,133	15,551
	CESC Ltd.	9,009,520	15,526
	Bata India Ltd.	862,975	15,460
*	Aditya Birla Fashion & Retail Ltd.	5,233,322	15,379
	Apar Industries Ltd.	200,356	15,238
[1]	Dr Lal PathLabs Ltd.	490,841	14,896
	Central Depository Services India Ltd.	693,217	14,836
*,1	Krishna Institute of Medical Sciences Ltd.	572,847	14,742
	IRB Infrastructure Developers Ltd.	18,454,350	14,651
	NCC Ltd.	5,595,017	14,502
	Mahanagar Gas Ltd.	804,150	14,352
*	Amber Enterprises India Ltd.	268,335	14,314
*	Jaiprakash Power Ventures Ltd.	63,869,388	14,303
	Honeywell Automation India Ltd.	30,649	14,280
	Himadri Speciality Chemical Ltd.	3,129,870	14,109
	Intellect Design Arena Ltd.	1,267,012	13,747
*	Reliance Power Ltd.	38,100,124	13,678
	Multi Commodity Exchange of India Ltd.	331,622	13,627
	Finolex Cables Ltd.	1,025,587	13,588
*	Aditya Birla Capital Ltd.	6,577,605	13,549
	Ajanta Pharma Ltd.	513,856	13,468
	Karur Vysya Bank Ltd.	5,602,482	13,401
	HFCL Ltd.	10,797,582	13,395

		Shares	Market Value ($000)
*,1	Lemon Tree Hotels Ltd.	7,864,625	13,258
	Lakshmi Machine Works Ltd.	80,394	13,249
	KEC International Ltd.	1,648,453	13,054
	Welspun Corp. Ltd.	1,847,989	13,048
	NBCC India Ltd.	8,335,179	13,028
	Kalyan Jewellers India Ltd.	3,075,855	12,942
	UTI Asset Management Co. Ltd.	1,155,713	12,926
	Bayer CropScience Ltd.	179,062	12,925
*	CreditAccess Grameen Ltd.	669,712	12,853
	Natco Pharma Ltd.	1,232,612	12,843
	Sanofi India Ltd.	122,279	12,744
*	Global Health Ltd.	922,225	12,742
*	Piramal Pharma Ltd.	7,290,843	12,644
*,1	PNB Housing Finance Ltd.	1,325,233	12,520
	Century Textiles & Industries Ltd.	720,405	12,389
[1]	Nippon Life India Asset Management Ltd.	1,959,129	12,357
*	Devyani International Ltd.	5,588,342	12,235
	Hindustan Zinc Ltd.	3,189,501	12,183
	Can Fin Homes Ltd.	1,301,998	12,154
*	NMDC Steel Ltd.	14,358,242	12,031
	EIH Ltd.	2,999,601	11,864
	Pfizer Ltd.	226,445	11,787
	Kansai Nerolac Paints Ltd.	2,833,873	11,663
*	Suven Pharmaceuticals Ltd.	1,433,717	11,614
[1]	Endurance Technologies Ltd.	455,977	11,559
	Titagarh Rail System Ltd.	871,826	11,485
	Aptus Value Housing Finance India Ltd.	2,542,551	11,463
	Mazagon Dock Shipbuilders Ltd.	412,324	11,359
	CRISIL Ltd.	230,082	11,352
	Olectra Greentech Ltd.	538,437	11,309
	Zensar Technologies Ltd.	1,624,365	11,232
	Kalpataru Projects International Ltd.	1,160,312	11,145
	Sobha Ltd.	637,368	11,134
	ZF Commercial Vehicle Control Systems India Ltd.	56,432	11,107
[1]	IndiaMart InterMesh Ltd.	364,594	11,068
	KPR Mill Ltd.	1,151,870	10,957
*	Godrej Industries Ltd.	1,009,828	10,946
[1]	Indian Energy Exchange Ltd.	6,134,434	10,898
	Tanla Platforms Ltd.	865,589	10,749
	Chambal Fertilisers & Chemicals Ltd.	2,420,458	10,696
	Raymond Ltd.	499,546	10,690
	Finolex Industries Ltd.	3,996,396	10,681
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,171,668	10,605
	EID Parry India Ltd.	1,389,926	10,479
	Jindal Saw Ltd.	1,667,510	10,454
	Gujarat State Fertilizers & Chemicals Ltd.	2,900,820	10,450
	Relaxo Footwears Ltd.	1,006,743	10,429
	Praj Industries Ltd.	1,733,505	10,407
*	Aavas Financiers Ltd.	584,819	10,385
	Motilal Oswal Financial Services Ltd.	479,160	10,333
	Engineers India Ltd.	3,673,023	10,327
	Ramkrishna Forgings Ltd.	1,099,082	10,089
	Vedant Fashions Ltd.	832,102	10,062
*	Reliance Infrastructure Ltd.	3,548,977	9,877
	Bharat Dynamics Ltd.	478,863	9,837
	Sun TV Network Ltd.	1,237,888	9,811
[1]	Equitas Small Finance Bank Ltd.	7,837,700	9,811
	Trident Ltd.	17,079,476	9,792

		Shares	Market Value ($000)
	Ceat Ltd.	305,539	9,755
	Firstsource Solutions Ltd.	3,955,143	9,746
*	India Cements Ltd.	3,062,225	9,639
	JK Lakshmi Cement Ltd.	849,264	9,563
	Poly Medicure Ltd.	542,344	9,526
	Granules India Ltd.	1,886,754	9,440
	CIE Automotive India Ltd.	1,610,299	9,414
*	Affle India Ltd.	628,597	9,410
[1]	Mindspace Business Parks REIT	2,421,092	9,384
	eClerx Services Ltd.	281,406	9,236
	PTC India Ltd.	3,182,766	9,199
*,1	Aster DM Healthcare Ltd.	1,731,282	9,199
*	Adani Wilmar Ltd.	2,131,285	9,151
	Hitachi Energy India Ltd.	128,071	9,148
[1]	ICICI Securities Ltd.	922,560	9,097
	Mastek Ltd.	263,321	9,028
[1]	New India Assurance Co. Ltd.	3,069,765	8,993
	City Union Bank Ltd.	5,142,510	8,982
	Kirloskar Oil Engines Ltd.	1,046,813	8,941
*	Hindustan Construction Co. Ltd.	16,219,880	8,920
	Asahi India Glass Ltd.	1,408,991	8,896
	Westlife Foodworld Ltd.	881,235	8,833
*,1	Tejas Networks Ltd.	924,803	8,736
	Infibeam Avenues Ltd.	20,670,948	8,728
	PNC Infratech Ltd.	1,580,037	8,695
	DCM Shriram Ltd.	691,720	8,665
	Usha Martin Ltd.	1,926,408	8,625
	Welspun Living Ltd.	4,345,276	8,590
	Happiest Minds Technologies Ltd.	803,106	8,470
	Rainbow Children's Medicare Ltd.	576,379	8,455
	Aegis Logistics Ltd.	1,840,885	8,371
	Rajesh Exports Ltd.	1,897,317	8,346
*	Triveni Turbine Ltd.	1,790,925	8,124
	Data Patterns India Ltd.	352,864	8,103
	Gujarat Pipavav Port Ltd.	3,786,523	8,041
	Vardhman Textiles Ltd.	1,556,324	8,028
	IDBI Bank Ltd.	7,692,036	8,024
	Balrampur Chini Mills Ltd.	1,678,182	8,000
*	IFCI Ltd.	10,636,562	7,831
	Century Plyboards India Ltd.	825,497	7,806
*	Medplus Health Services Ltd.	897,367	7,770
*	Tata Teleservices Maharashtra Ltd.	6,959,036	7,760
	Vinati Organics Ltd.	369,073	7,710
*	Indiabulls Real Estate Ltd.	6,496,448	7,669
	Sumitomo Chemical India Ltd.	1,518,582	7,590
	V-Guard Industries Ltd.	2,130,172	7,505
	JBM Auto Ltd.	321,205	7,417
	Alembic Pharmaceuticals Ltd.	637,088	7,381
	Jubilant Pharmova Ltd. Class A	1,071,585	7,373
	Bajaj Electricals Ltd.	584,646	7,373
	Mahindra Lifespace Developers Ltd.	1,084,504	7,325
	CCL Products India Ltd.	899,065	7,272
	Safari Industries India Ltd.	295,740	7,222
	Whirlpool of India Ltd.	443,497	7,198
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	944,861	7,034
	GHCL Ltd.	994,360	6,988
	AstraZeneca Pharma India Ltd.	86,982	6,935
	Bombay Burmah Trading Co.	330,138	6,905

		Shares	Market Value ($000)
[1]	Metropolis Healthcare Ltd.	349,798	6,877
	Strides Pharma Science Ltd.	814,234	6,852
*	Sapphire Foods India Ltd.	388,979	6,788
*	Alok Industries Ltd.	17,303,475	6,757
	Birla Corp. Ltd.	363,833	6,729
*	Nazara Technologies Ltd.	628,451	6,729
	Route Mobile Ltd.	350,582	6,727
	JM Financial Ltd.	4,955,348	6,688
	Karnataka Bank Ltd.	2,159,488	6,618
	Rhi Magnesita India Ltd.	754,310	6,581
	VIP Industries Ltd.	993,027	6,439
	Cera Sanitaryware Ltd.	64,755	6,433
	KNR Constructions Ltd.	1,919,123	6,392
	Blue Dart Express Ltd.	80,938	6,344
*	Shree Renuka Sugars Ltd.	10,923,284	6,321
	Edelweiss Financial Services Ltd.	7,417,210	6,259
*	Nuvoco Vistas Corp. Ltd.	1,437,355	6,245
	Balaji Amines Ltd.	210,887	6,202
	Graphite India Ltd.	942,482	6,185
*	Sheela Foam Ltd.	426,766	6,039
	Fine Organic Industries Ltd.	105,264	5,979
	South Indian Bank Ltd.	14,249,877	5,969
	Gateway Distriparks Ltd.	4,393,559	5,961
*	Mangalore Refinery & Petrochemicals Ltd.	2,789,185	5,956
	Craftsman Automation Ltd.	112,624	5,934
*	MTAR Technologies Ltd.	233,731	5,922
	Rain Industries Ltd.	2,812,530	5,891
[1]	General Insurance Corp. of India	1,298,747	5,889
	GMM Pfaudler Ltd.	313,374	5,856
	BASF India Ltd.	158,969	5,812
	Zydus Wellnes Ltd.	296,101	5,754
	Clean Science & Technology Ltd.	317,658	5,710
*,1	Quess Corp. Ltd.	926,801	5,631
	Jubilant Ingrevia Ltd.	1,066,305	5,621
	TTK Prestige Ltd.	581,279	5,507
*	Chemplast Sanmar Ltd.	909,011	5,401
*	Brightcom Group Ltd.	21,948,203	5,338
	Alkyl Amines Chemicals	181,607	5,210
	JK Paper Ltd.	989,306	5,197
	ION Exchange India Ltd.	825,579	5,075
[1]	Godrej Agrovet Ltd.	751,782	5,034
	EPL Ltd.	2,059,740	5,011
	Procter & Gamble Health Ltd.	80,420	4,965
	Vaibhav Global Ltd.	830,388	4,956
	Akzo Nobel India Ltd.	152,844	4,817
	Rallis India Ltd.	1,467,012	4,676
*	TV18 Broadcast Ltd.	6,183,849	4,667
*	TeamLease Services Ltd.	135,587	4,666
*	Restaurant Brands Asia Ltd.	3,245,795	4,632
	Saregama India Ltd.	1,096,302	4,602
	Orient Electric Ltd.	1,819,996	4,586
	Capri Global Capital Ltd.	400,011	4,551
	Avanti Feeds Ltd.	718,009	4,504
*	Borosil Renewables Ltd.	589,501	4,478
	HEG Ltd.	210,458	4,463
	Sterlite Technologies Ltd.	2,576,629	4,455
	KRBL Ltd.	1,021,626	4,427
	Tamilnad Mercantile Bank Ltd.	722,037	4,401

		Shares	Market Value ($000)
	Tata Investment Corp. Ltd.	60,638	4,115
	NOCIL Ltd.	1,246,280	4,047
	Care Ratings Ltd.	324,331	4,025
	Bharti Airtel Ltd.	422,586	3,922
	Jyothy Labs Ltd.	625,314	3,873
*	Sun Pharma Advanced Research Co. Ltd.	836,177	3,850
*	V-Mart Retail Ltd.	144,652	3,798
	NLC India Ltd.	1,206,161	3,770
	BEML Ltd.	88,684	3,744
	DCB Bank Ltd.	2,196,202	3,657
*	Wockhardt Ltd.	658,460	3,643
	Galaxy Surfactants Ltd.	106,109	3,525
	Garware Technical Fibres Ltd.	81,141	3,385
*	Campus Activewear Ltd.	996,514	3,313
	Allcargo Logistics Ltd.	3,338,804	3,266
	Bajaj Consumer Care Ltd.	1,222,767	3,227
	Electrosteel Castings Ltd.	1,502,997	3,172
	Kaveri Seed Co. Ltd.	354,789	3,076
	PCBL Ltd.	797,028	3,056
	HBL Power Systems Ltd.	470,032	3,045
	Vakrangee Ltd.	8,100,992	2,947
[1]	IRB InvIT Fund	3,246,428	2,726
*	Just Dial Ltd.	260,331	2,590
	JK Tyre & Industries Ltd.	405,640	2,576
	Symphony Ltd.	223,717	2,542
[1]	Dilip Buildcon Ltd.	520,988	2,508
	Polyplex Corp. Ltd.	191,080	2,331
*	Dhani Services Ltd.	4,913,544	2,273
	Maharashtra Seamless Ltd.	171,204	2,178
	CMS Info Systems Ltd.	461,891	2,140
	Elecon Engineering Co. Ltd.	141,581	1,875
	Nexus Select Trust	1,193,374	1,829
	NIIT Ltd.	1,211,073	1,815
*	Inox Wind Ltd.	260,633	1,498
	Arvind Ltd.	298,952	1,133
*	Kaynes Technology India Ltd.	31,516	1,079
*	Chalet Hotels Ltd.	105,322	986
	Anand Rathi Wealth Ltd.	20,191	744
	Neuland Laboratories Ltd.	9,059	700
	Syrma SGS Technology Ltd.	86,283	622
	Orient Cement Ltd.	170,684	581
	KSB Ltd.	13,079	575
	Newgen Software Technologies Ltd.	45,064	461
	Supreme Petrochem Ltd.	39,565	287
*	Digidrive Distributors Ltd.	58,023	43
			21,934,514
Indonesia (2.2%)
	Bank Central Asia Tbk. PT	749,080,650	453,214
	Bank Rakyat Indonesia Persero Tbk. PT	948,514,960	341,689
	Bank Mandiri Persero Tbk. PT	599,184,850	252,266
	Telkom Indonesia Persero Tbk. PT	624,964,352	156,758
	Astra International Tbk. PT	272,821,681	88,405
	Bank Negara Indonesia Persero Tbk. PT	202,201,052	73,564
*	GoTo Gojek Tokopedia Tbk. PT Class A	9,873,878,200	54,773
	Sumber Alfaria Trijaya Tbk. PT	251,847,500	42,269
*	Amman Mineral Internasional PT	84,643,000	40,379
	United Tractors Tbk. PT	20,234,927	29,393
*	Merdeka Copper Gold Tbk. PT	166,761,400	28,501

		Shares	Market Value ($000)
	Charoen Pokphand Indonesia Tbk. PT	97,463,523	27,662
	Adaro Energy Indonesia Tbk. PT	168,937,479	25,615
	Indofood Sukses Makmur Tbk. PT	60,863,908	24,593
	Kalbe Farma Tbk. PT	245,929,884	23,536
	Indofood CBP Sukses Makmur Tbk. PT	31,334,947	23,348
	Barito Pacific Tbk. PT	344,108,103	23,083
	Indah Kiat Pulp & Paper Tbk. PT	36,322,768	17,993
	Semen Indonesia Persero Tbk. PT	45,539,507	17,885
	Unilever Indonesia Tbk. PT	77,554,655	15,226
*	Bumi Resources Minerals Tbk. PT	1,537,275,725	15,098
	Sarana Menara Nusantara Tbk. PT	260,648,400	14,661
*	Bumi Resources Tbk. PT	2,295,821,595	13,205
	Mitra Keluarga Karyasehat Tbk. PT	77,150,700	13,160
	Mitra Adiperkasa Tbk. PT	103,222,426	12,785
	AKR Corporindo Tbk. PT	113,939,925	11,692
	Indocement Tunggal Prakarsa Tbk. PT	20,260,701	11,569
	Indosat Tbk. PT	19,060,400	11,563
	Aneka Tambang Tbk.	116,220,710	11,403
	Dayamitra Telekomunikasi PT	252,590,200	10,879
	Perusahaan Gas Negara Tbk. PT	144,154,179	10,627
*	Bukalapak.com PT Tbk.	822,947,800	9,990
	Medco Energi Internasional Tbk. PT	128,277,942	9,892
	Ciputra Development Tbk. PT	123,509,950	9,803
	Elang Mahkota Teknologi Tbk. PT	329,336,700	9,666
	Jasa Marga Persero Tbk. PT	30,445,604	9,638
	Indo Tambangraya Megah Tbk. PT	5,540,380	9,493
	Bukit Asam Tbk. PT	55,790,944	9,233
	XL Axiata Tbk. PT	61,412,108	9,020
	Pakuwon Jati Tbk. PT	324,492,067	8,635
*	Bumi Serpong Damai Tbk. PT	130,009,401	8,529
	BFI Finance Indonesia Tbk. PT	109,408,100	8,421
	Avia Avian Tbk. PT	217,876,000	8,007
	Gudang Garam Tbk. PT	6,399,430	7,982
	Mayora Indah Tbk. PT	48,853,900	7,267
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,623,300	6,979
	Hanjaya Mandala Sampoerna Tbk. PT	123,349,574	6,852
	Vale Indonesia Tbk. PT	27,815,047	6,821
	Bank Syariah Indonesia Tbk. PT	44,878,690	6,618
	Japfa Comfeed Indonesia Tbk. PT	97,798,600	6,571
	Map Aktif Adiperkasa PT	106,452,900	6,538
	Summarecon Agung Tbk. PT	178,816,208	6,347
	Bank Tabungan Negara Persero Tbk. PT	66,560,556	5,500
	PT Tower Bersama Infrastructure Tbk.	44,441,702	5,495
	Ace Hardware Indonesia Tbk. PT	99,097,756	5,335
*	Bank Bukopin Tbk. PT	1,049,160,910	5,115
	Trimegah Bangun Persada Tbk. PT	87,460,100	5,015
*	Smartfren Telecom Tbk. PT	1,546,504,900	4,899
	Surya Esa Perkasa Tbk. PT	129,663,945	4,044
*	Bank Pan Indonesia Tbk. PT	53,639,700	3,735
*	Panin Financial Tbk. PT	219,355,231	3,586
	Matahari Department Store Tbk. PT	26,706,567	3,570
*,3	Waskita Karya Persero Tbk. PT	255,000,319	3,264
	Bank BTPN Syariah Tbk. PT	31,867,700	3,208
	Surya Citra Media Tbk. PT	276,160,055	2,690
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	36,030,941	2,658
*	Bank Neo Commerce Tbk. PT	124,272,905	2,572
*	MNC Digital Entertainment Tbk. PT	11,775,304	2,232
*	Lippo Karawaci Tbk. PT	429,906,288	2,179

		Shares	Market Value ($000)
	Astra Agro Lestari Tbk. PT	4,963,013	2,171
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,013
*	Global Mediacom Tbk. PT	106,920,903	1,733
*	Alam Sutera Realty Tbk. PT	164,634,154	1,691
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	51,737,200	1,672
	Media Nusantara Citra Tbk. PT	72,254,124	1,637
	Bank Danamon Indonesia Tbk. PT	8,925,000	1,600
	Timah Tbk. PT	35,634,874	1,298
	Ramayana Lestari Sentosa Tbk. PT	39,045,066	1,206
*	Bank Raya Indonesia Tbk. PT	60,119,893	1,103
*	Adhi Karya Persero Tbk. PT	46,637,384	833
*	PP Persero Tbk. PT	29,116,695	760
*,3	Wijaya Karya Persero Tbk. PT	41,029,470	624
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	—
			2,152,534
Kuwait (0.9%)
	National Bank of Kuwait SAKP	101,797,271	324,125
	Kuwait Finance House KSCP	123,089,512	308,525
	Mobile Telecommunications Co. KSCP	27,645,078	47,248
*	Agility Public Warehousing Co. KSC	21,193,557	39,880
	Boubyan Bank KSCP	17,627,791	35,135
	Gulf Bank KSCP	28,606,366	26,925
	Mabanee Co. KPSC	8,955,662	22,425
	National Industries Group Holding SAK	24,964,153	19,347
	Humansoft Holding Co. KSC	1,347,402	15,061
	Boubyan Petrochemicals Co. KSCP	5,549,961	10,733
*	Kuwait Projects Co. Holding KSCP	27,454,498	9,705
	Boursa Kuwait Securities Co. KPSC	1,377,051	9,087
	Warba Bank KSCP	13,980,858	8,578
	Burgan Bank SAK	13,101,573	8,166
	Kuwait Telecommunications Co.	4,108,883	7,869
	Salhia Real Estate Co. KSCP	4,385,130	6,257
	Kuwait International Bank KSCP	11,871,669	6,241
	Integrated Holding Co. KCSC	2,276,334	3,957
	Jazeera Airways Co. KSCP	896,169	3,319
*	National Real Estate Co. KPSC	11,901,249	3,092
*	Alimtiaz Investment Group KSC	13,047,976	2,362
	Al Ahli Bank of Kuwait KSCP	1,859,917	1,521
			919,558
Malaysia (1.9%)
	Malayan Banking Bhd.	100,775,672	197,117
	Public Bank Bhd.	194,118,390	179,951
	CIMB Group Holdings Bhd.	107,243,108	141,255
	Tenaga Nasional Bhd.	48,369,151	109,590
	Petronas Chemicals Group Bhd.	38,654,812	55,250
	IHH Healthcare Bhd.	40,197,235	51,862
	Press Metal Aluminium Holdings Bhd.	48,088,640	48,129
	Celcomdigi Bhd.	53,675,033	48,086
	Sime Darby Plantation Bhd.	49,183,679	45,866
	MISC Bhd.	24,444,396	37,943
	Petronas Gas Bhd.	9,851,463	36,927
	Hong Leong Bank Bhd.	8,939,472	36,280
	Axiata Group Bhd.	60,989,249	35,140
	Gamuda Bhd.	32,584,117	34,770
	Kuala Lumpur Kepong Bhd.	7,148,657	33,524
	IOI Corp. Bhd.	38,801,790	32,716
	YTL Corp. Bhd.	65,016,350	32,054

		Shares	Market Value ($000)
	Maxis Bhd.	38,150,160	30,623
	Genting Bhd.	29,811,924	29,699
	YTL Power International Bhd.	33,305,900	28,828
	PPB Group Bhd.	9,106,160	27,802
	RHB Bank Bhd.	23,204,300	27,451
	AMMB Holdings Bhd.	30,260,845	27,093
	Inari Amertron Bhd.	39,996,300	26,775
	Sime Darby Bhd.	49,936,136	25,622
	Malaysia Airports Holdings Bhd.	13,989,834	22,749
	Genting Malaysia Bhd.	39,652,137	22,593
	Dialog Group Bhd.	57,432,560	22,211
	Nestle Malaysia Bhd.	825,757	20,851
	IJM Corp. Bhd.	43,721,034	20,644
	Telekom Malaysia Bhd.	16,168,378	20,207
	QL Resources Bhd.	14,895,430	18,356
	Petronas Dagangan Bhd.	3,654,907	16,475
	TIME dotCom Bhd.	14,173,780	16,457
*	Top Glove Corp. Bhd.	73,619,090	14,453
	Yinson Holdings Bhd.	25,368,840	13,784
*	Hartalega Holdings Bhd.	23,813,710	13,783
	Bursa Malaysia Bhd.	8,437,100	13,370
	My EG Services Bhd.	72,106,400	11,865
	Fraser & Neave Holdings Bhd.	1,999,900	11,701
	KPJ Healthcare Bhd.	34,016,700	11,574
	Alliance Bank Malaysia Bhd.	15,895,017	11,521
	HAP Seng Consolidated Bhd.	11,418,200	11,264
	Hong Leong Financial Group Bhd.	3,213,341	11,153
	Frontken Corp. Bhd.	14,589,650	10,633
[1]	MR DIY Group M Bhd.	31,628,750	9,228
	Kossan Rubber Industries Bhd.	18,289,400	7,918
	United Plantations Bhd.	1,801,400	7,529
	Pentamaster Corp. Bhd.	7,969,850	6,786
*	Bumi Armada Bhd.	57,506,428	6,779
	Scientex Bhd.	7,935,900	6,714
	Axis REIT	17,629,900	6,636
*	D&O Green Technologies Bhd.	8,812,900	6,321
	Malaysian Pacific Industries Bhd.	1,026,500	5,848
	Bermaz Auto Bhd.	11,061,300	5,706
*	Chin Hin Group Bhd.	7,654,100	5,570
	CTOS Digital Bhd.	18,695,800	5,562
	VS Industry Bhd.	35,667,000	5,427
*	Greatech Technology Bhd.	5,370,700	5,172
	Malaysia Building Society Bhd.	32,367,600	5,015
	Supermax Corp. Bhd.	23,402,429	4,621
	UEM Sunrise Bhd.	20,475,600	4,436
	Hibiscus Petroleum Bhd.	7,584,520	4,239
	Malaysian Resources Corp. Bhd.	29,404,100	4,026
	Syarikat Takaful Malaysia Keluarga Bhd.	4,720,000	3,781
	British American Tobacco Malaysia Bhd.	1,933,234	3,709
	Padini Holdings Bhd.	4,938,237	3,706
	SP Setia Bhd. Group	19,255,845	3,651
	Sports Toto Bhd.	11,234,760	3,536
	DRB-Hicom Bhd.	12,096,400	3,436
*	Velesto Energy Bhd.	60,415,127	3,307
*	Berjaya Corp. Bhd.	49,172,759	3,214
*	UWC Bhd.	4,641,700	3,100
*	Dagang NeXchange Bhd.	35,342,600	2,524
	FGV Holdings Bhd.	8,148,300	2,464

		Shares	Market Value ($000)
*,1	Lotte Chemical Titan Holding Bhd.	7,770,147	1,970
	Astro Malaysia Holdings Bhd.	22,582,973	1,716
	Cahya Mata Sarawak Bhd.	7,274,600	1,610
*	PMB Technology Bhd.	2,756,368	1,472
	WCT Holdings Bhd.	11,980,664	1,375
	Heineken Malaysia Bhd.	99,511	507
			1,854,608
Mexico (3.2%)
	Grupo Financiero Banorte SAB de CV	38,998,640	396,659
	Fomento Economico Mexicano SAB de CV	24,616,710	333,863
	Wal-Mart de Mexico SAB de CV	69,606,737	287,583
	America Movil SAB de CV Class B	309,857,356	279,946
	Grupo Mexico SAB de CV Class B	42,653,733	220,090
*	Cemex SAB de CV	204,863,454	170,209
	Grupo Bimbo SAB de CV Class A	29,471,542	134,451
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,252,136	81,766
*	Grupo Financiero Inbursa SAB de CV	26,964,361	79,664
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,687,586	78,345
	Arca Continental SAB de CV	5,902,915	67,070
	Fibra Uno Administracion SA de CV	39,440,702	67,050
	Coca-Cola Femsa SAB de CV	7,031,344	66,941
	Grupo Carso SAB de CV	6,101,642	57,204
	Grupo Elektra SAB de CV	810,958	54,344
	Gruma SAB de CV Class B	2,615,777	48,967
	Grupo Comercial Chedraui SA de CV	6,328,971	42,780
	Corp. Inmobiliaria Vesta SAB de CV	10,636,212	40,446
	Alfa SAB de CV Class A	49,346,856	38,820
[1]	Banco del Bajio SA	9,475,218	36,048
	Prologis Property Mexico SA de CV	8,309,376	34,244
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,672,168	33,618
	Promotora y Operadora de Infraestructura SAB de CV	3,012,109	29,637
	Regional SAB de CV	3,163,808	29,365
*	Alsea SAB de CV	6,903,117	26,976
	GCC SAB de CV	2,249,107	25,974
	Kimberly-Clark de Mexico SAB de CV Class A	11,311,262	25,788
	Orbia Advance Corp. SAB de CV	12,930,075	25,783
	Qualitas Controladora SAB de CV	2,237,452	24,723
	TF Administradora Industrial S de RL de CV	10,908,221	23,367
*	Industrias Penoles SAB de CV	1,690,622	22,233
	Grupo Televisa SAB	32,509,095	19,606
[1]	FIBRA Macquarie Mexico	10,005,251	19,189
	Gentera SAB de CV	13,865,044	18,858
	El Puerto de Liverpool SAB de CV	2,644,746	18,578
	Operadora De Sites Mexicanos SAB de CV	17,070,367	18,547
	La Comer SAB de CV	6,615,467	15,532
	Becle SAB de CV	7,343,318	13,678
	Bolsa Mexicana de Valores SAB de CV	6,113,675	12,386
	Megacable Holdings SAB de CV	4,121,286	10,603
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	13,130,777	10,498
*,1	Grupo Traxion SAB de CV Class A	5,039,834	9,206
	Genomma Lab Internacional SAB de CV Class B	10,311,168	8,459
*	Sitios Latinoamerica SAB de CV	20,439,288	7,672
*,1	Nemak SAB de CV	29,311,162	7,136
	Grupo Rotoplas SAB de CV	2,603,617	4,207
	Concentradora Fibra Danhos SA de CV	3,159,946	3,830

		Shares	Market Value ($000)
	Alpek SAB de CV Class A	5,055,420	3,419
*,3	Empresas ICA SAB de CV	104,678	9
			3,085,367
Pakistan (0.0%)
	Lucky Cement Ltd.	2,725,035	7,150
	Hub Power Co. Ltd.	14,191,423	5,788
	Engro Corp. Ltd.	4,434,856	5,041
	Oil & Gas Development Co. Ltd.	8,574,806	4,155
	Fauji Fertilizer Co. Ltd.	9,292,799	3,768
	Habib Bank Ltd.	8,472,177	3,372
	Engro Fertilizers Ltd.	7,544,967	3,296
	Pakistan Petroleum Ltd.	7,561,643	3,090
	Pakistan Oilfields Ltd.	1,858,965	2,906
	United Bank Ltd.	4,180,361	2,727
	Pakistan State Oil Co. Ltd.	4,463,131	2,618
	Millat Tractors Ltd.	1,333,047	2,494
*	TRG Pakistan	6,408,908	1,595
	Systems Ltd.	421,226	593
			48,593
Philippines (0.8%)
	SM Prime Holdings Inc.	145,617,778	88,579
	BDO Unibank Inc.	32,065,792	82,547
	International Container Terminal Services Inc.	15,043,761	65,049
	Ayala Land Inc.	101,660,927	61,434
	Ayala Corp.	4,192,050	50,511
	Bank of the Philippine Islands	25,689,321	50,340
	PLDT Inc.	1,257,229	28,431
	JG Summit Holdings Inc.	41,447,568	28,202
	Jollibee Foods Corp.	5,862,889	26,452
	Metropolitan Bank & Trust Co.	25,649,085	25,981
	Universal Robina Corp.	12,113,381	24,024
	Manila Electric Co.	3,660,903	23,556
	GT Capital Holdings Inc.	1,394,362	16,494
[1]	Monde Nissin Corp.	98,167,300	15,348
	Emperador Inc.	37,618,200	13,730
	Globe Telecom Inc.	442,829	13,672
*	Bloomberry Resorts Corp.	52,663,349	10,471
	DMCI Holdings Inc.	54,780,197	10,458
	Alliance Global Group Inc.	49,577,367	9,995
	San Miguel Corp.	4,877,250	9,358
	Semirara Mining & Power Corp. Class A	16,640,428	9,151
	Century Pacific Food Inc.	14,713,587	8,601
	ACEN Corp.	112,434,994	8,475
	Security Bank Corp.	6,422,264	8,105
	Robinsons Land Corp.	27,462,907	7,800
	Wilcon Depot Inc.	19,890,400	7,744
	Puregold Price Club Inc.	14,180,392	6,999
	LT Group Inc.	36,723,850	6,196
	Megaworld Corp.	159,274,303	5,538
*	Converge Information & Communications Technology Solutions Inc.	32,184,200	5,296
	AREIT Inc.	8,285,000	4,793
	D&L Industries Inc.	35,599,290	4,027
	Manila Water Co. Inc.	10,626,328	3,399
	First Gen Corp.	4,977,785	1,611
*	Cebu Air Inc.	2,618,253	1,521
	Robinsons Retail Holdings Inc.	1,040,801	652
			744,540

		Shares	Market Value ($000)
Qatar (0.9%)
	Qatar National Bank QPSC	60,194,561	256,036
	Qatar Islamic Bank SAQ	24,412,794	130,566
	Industries Qatar QSC	21,498,894	70,697
	Commercial Bank PSQC	45,612,401	65,705
	Masraf Al Rayan QSC	83,475,133	53,840
	Qatar International Islamic Bank QSC	16,001,095	45,796
	Qatar Navigation QSC	13,287,671	37,695
	Qatar Gas Transport Co. Ltd.	36,780,684	35,039
	Qatar Fuel QSC	7,861,285	33,858
	Ooredoo QPSC	11,056,172	32,456
	Qatar Electricity & Water Co. QSC	6,003,986	28,553
	Mesaieed Petrochemical Holding Co.	60,636,262	27,954
	Dukhan Bank	22,501,977	24,183
	Barwa Real Estate Co.	28,805,690	22,774
	Doha Bank QPSC	32,015,626	14,968
	Qatar Aluminum Manufacturing Co.	33,664,465	11,816
	Vodafone Qatar QSC	22,209,075	11,570
	Gulf International Services QSC	13,395,246	10,352
	United Development Co. QSC	23,958,300	6,828
	Al Meera Consumer Goods Co. QSC	1,427,153	5,060
*	Ezdan Holding Group QSC	21,879,021	4,876
			930,622
Romania (0.1%)
	Banca Transilvania SA	9,413,998	50,887
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,085,525	29,349
	OMV Petrom SA	227,219,761	28,597
	Societatea Nationala Nuclearelectrica SA	742,577	7,937
	One United Properties SA	21,554,697	4,686
*	MED Life SA	4,261,092	3,706
*	Teraplast SA	14,845,960	1,859
			127,021
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Mobile TeleSystems PJSC ADR	6,274,359	—
*,3	Surgutneftegas PJSC ADR	3,138,417	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Novolipetsk Steel PJSC GDR	1,169,516	—
*,3	Unipro PJSC	184,755,198	—
*,3	Severstal PAO GDR	206,805	—
*,3	PhosAgro PJSC	501,846	—
*,3	OGK-2 PJSC	302,841,880	—
*,3	Polyus PJSC	126,939	—
*,3	Raspadskaya OJSC	910,080	—
*,3	TGC-1 PJSC	10,414,590,345	—
*,3	RusHydro PJSC	1,589,805,418	—
*,3	Aeroflot PJSC	13,873,019	—
*,3	Rostelecom PJSC	12,224,708	—
*,3	Mechel PJSC	3,089,565	—
*,3	Tatneft PJSC	10,830,010	—
*,3	Novolipetsk Steel PJSC	4,708,197	—
*,3	Magnit PJSC	1,043,301	—
*,3	Novatek PJSC	14,969,087	—
*,3	Gazprom PJSC	147,246,629	—
*,3	Mosenergo PJSC	120,668,554	—

		Shares	Market Value ($000)
*,3	Federal Grid Co. - Rosseti PJSC (Registered)	5,585,993,960	—
*,3	LUKOIL PJSC	5,378,966	—
*,3	M.Video PJSC	630,702	—
*,3	Rosneft Oil Co. PJSC	16,338,334	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
*,3	VTB Bank PJSC	68,488,233,072	—
*,3	MMC Norilsk Nickel PJSC	452,853	—
*,3	Inter RAO UES PJSC	504,248,670	—
*,3	EL5-ENERO PJSC	126,293,000	—
*,3	Sistema AFK PAO	38,691,860	—
*,3	Severstal PAO	2,474,213	—
*,3	Surgutneftegas PJSC	59,945,249	—
*,3	Alrosa PJSC	35,072,120	—
*,3	Moscow Exchange MICEX-RTS PJSC	20,861,798	—
*,1,3	Detsky Mir PJSC	8,079,751	—
*,3	MMC Norilsk Nickel PJSC ADR	2,445,739	—
*,3	Polyus PJSC GDR	523,471	—
*,3	Tatneft PJSC ADR	1,881,548	—
*,3	LSR Group PJSC Class A	322,692	—
*,3	United Co. RUSAL International PJSC	36,072,060	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
*,3	Novorossiysk Commercial Sea Port PJSC	28,049,569	—
*,3	Cherkizovo Group PJSC	16,179	—
*,3	Samolet Group	106,994	—
*,3	Bank St. Petersburg PJSC	3,060,330	—
*,3	IDGC of Centre & Volga Region PJSC	313,271,828	—
*,1,3	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (4.5%)
	Al Rajhi Bank	26,497,305	591,497
	Saudi National Bank	39,387,806	425,370
[1]	Saudi Arabian Oil Co.	41,618,182	339,025
	Saudi Telecom Co.	24,186,856	263,192
	Saudi Basic Industries Corp.	12,153,226	251,931
*	Saudi Arabian Mining Co.	16,365,545	201,960
	Riyad Bank	19,861,045	149,898
	Alinma Bank	13,242,662	145,858
	Saudi Awwal Bank	12,800,583	122,289
	ACWA Power Co.	1,800,333	114,961
	SABIC Agri-Nutrients Co.	3,149,362	107,380
	Dr Sulaiman Al Habib Medical Services Group Co.	1,117,051	86,351
	Banque Saudi Fransi	7,934,420	84,384
	Elm Co.	346,485	83,172
	Bank AlBilad	6,599,880	78,247
	Etihad Etisalat Co.	5,090,703	70,751
	Arab National Bank	8,946,012	59,485
	Bupa Arabia for Cooperative Insurance Co.	1,000,311	55,076
	Saudi Electricity Co.	10,557,315	53,271
	Almarai Co. JSC	3,264,260	49,689
	Savola Group	3,495,280	41,868
	Sahara International Petrochemical Co.	4,833,965	40,475
	Mouwasat Medical Services Co.	1,270,971	40,167
	Yanbu National Petrochemical Co.	3,743,253	38,286
	Saudi Tadawul Group Holding Co.	638,645	35,170
	Jarir Marketing Co.	7,973,951	32,377
	Co. for Cooperative Insurance	989,387	32,325

		Shares	Market Value ($000)
*	Bank Al-Jazira	5,508,934	29,599
	Arabian Internet & Communications Services Co.	333,422	29,091
	Saudi Investment Bank	6,518,453	27,067
	Saudi Aramco Base Oil Co.	681,391	26,457
	Saudi Industrial Investment Group	4,876,427	26,351
*	Dar Al Arkan Real Estate Development Co.	7,253,005	25,068
*	Saudi Research & Media Group	445,272	24,619
*	Saudi Kayan Petrochemical Co.	9,707,673	23,714
	Riyadh Cables Group Co.	805,862	22,639
	Aldrees Petroleum & Transport Services Co.	514,594	22,147
	Abdullah Al Othaim Markets Co.	6,035,659	22,070
	Dallah Healthcare Co.	501,147	22,067
	Mobile Telecommunications Co. Saudi Arabia	6,082,050	21,634
	Nahdi Medical Co.	524,443	19,666
	Saudia Dairy & Foodstuff Co.	202,304	19,414
	Al Hammadi Holding	1,096,350	17,884
	Advanced Petrochemical Co.	1,744,791	17,697
	Leejam Sports Co. JSC	334,771	17,236
	Catrion Catering Holding Co.	558,530	17,153
*,2	National Agriculture Development Co.	2,082,319	16,557
	Arabian Drilling Co.	366,754	16,405
*	Seera Group Holding	2,052,258	16,183
	Power & Water Utility Co. for Jubail & Yanbu	972,898	16,046
	Astra Industrial Group	459,699	15,804
*	Middle East Healthcare Co.	588,414	15,630
	National Medical Care Co.	305,281	15,413
*	National Industrialization Co.	4,533,048	14,114
*	Rabigh Refining & Petrochemical Co.	5,748,460	13,982
*	Saudi Ground Services Co.	1,252,922	13,900
	Arabian Contracting Services Co.	199,219	13,797
	Saudi Cement Co.	1,026,886	13,190
	United Electronics Co.	534,417	12,685
	Arabian Centres Co. Ltd.	2,195,743	11,884
	Al-Dawaa Medical Services Co.	383,142	11,749
	Yamama Cement Co.	1,380,477	11,176
	United International Transportation Co.	491,352	10,860
*	Emaar Economic City	4,996,024	10,581
	Southern Province Cement Co.	941,586	9,709
	Qassim Cement Co.	613,009	9,649
	National Gas & Industrialization Co.	516,985	9,386
*	Saudi Real Estate Co.	1,804,679	8,699
	Yanbu Cement Co.	1,021,052	8,300
	Al Masane Al Kobra Mining Co.	571,914	8,226
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	7,429
	Saudi Chemical Co. Holding	5,817,710	7,170
	BinDawood Holding Co.	4,047,690	7,103
	Arriyadh Development Co.	1,210,282	7,061
*	Al Rajhi Co. for Co-operative Insurance	384,154	6,466
	Eastern Province Cement Co.	606,544	5,759
	Arabian Cement Co.	682,756	5,654
	Bawan Co.	411,190	5,212
*	Saudi Public Transport Co.	847,900	4,555
	City Cement Co.	826,209	3,871
	Saudi Ceramic Co.	551,809	3,843
	Najran Cement Co.	1,174,558	3,237
	Northern Region Cement Co.	1,167,898	3,120
*	Sinad Holding Co.	844,387	2,836
*	Zamil Industrial Investment Co.	413,316	2,827

		Shares	Market Value ($000)
	Herfy Food Services Co.	281,000	2,420
*	Al Jouf Cement Co.	736,779	2,315
*	Fawaz Abdulaziz Al Hokair & Co.	501,563	2,257
*	Methanol Chemicals Co.	449,731	2,223
	Hail Cement Co.	636,684	1,951
*	Tabuk Cement Co.	518,179	1,795
			4,419,057
South Africa (3.3%)
	Naspers Ltd.	2,508,145	420,676
	FirstRand Ltd.	67,707,349	245,217
	Standard Bank Group Ltd.	18,108,031	192,771
	Gold Fields Ltd.	11,890,987	175,455
	MTN Group Ltd.	24,334,743	123,782
	Capitec Bank Holdings Ltd.	1,147,110	122,175
	Bid Corp. Ltd.	4,487,513	108,610
	Anglogold Ashanti plc	5,662,417	101,330
	Absa Group Ltd.	10,984,467	95,911
	Shoprite Holdings Ltd.	6,423,323	93,091
	Sanlam Ltd.	23,579,348	89,996
	Nedbank Group Ltd.	6,185,239	71,814
	Sasol Ltd.	7,797,577	67,728
	Bidvest Group Ltd.	4,569,793	60,097
	Remgro Ltd.	6,863,452	57,687
[2]	Aspen Pharmacare Holdings Ltd.	5,141,709	53,148
	Discovery Ltd.	7,135,389	52,751
[2]	Clicks Group Ltd.	3,221,654	51,785
	Reinet Investments SCA	1,834,149	45,905
	Harmony Gold Mining Co. Ltd.	7,292,384	45,583
[2]	Sibanye Stillwater Ltd.	37,439,090	45,119
	NEPI Rockcastle NV	6,640,892	44,682
	Woolworths Holdings Ltd.	12,035,488	44,645
	Impala Platinum Holdings Ltd.	10,822,705	42,010
	Vodacom Group Ltd.	8,062,834	40,142
	Old Mutual Ltd.	58,682,057	39,052
	Exxaro Resources Ltd.	3,295,315	32,830
	Northam Platinum Holdings Ltd.	4,795,628	32,325
	Anglo American Platinum Ltd.	758,807	32,125
	Mr Price Group Ltd.	3,365,832	30,774
[2]	Growthpoint Properties Ltd.	46,365,135	29,372
[1,2]	Pepkor Holdings Ltd.	27,846,461	28,634
	Foschini Group Ltd.	4,351,074	26,345
	OUTsurance Group Ltd.	11,405,538	25,498
	Investec Ltd.	3,611,442	23,831
[2]	Tiger Brands Ltd.	2,115,534	23,758
	Kumba Iron Ore Ltd.	746,222	21,953
	Truworths International Ltd.	5,013,339	20,880
	Redefine Properties Ltd.	91,008,142	20,187
	AVI Ltd.	4,448,552	19,745
	Momentum Metropolitan Holdings	16,644,284	18,592
	Life Healthcare Group Holdings Ltd.	18,791,826	18,573
[2]	Sappi Ltd.	7,752,026	18,462
*	MultiChoice Group	3,991,132	15,954
*,2	SPAR Group Ltd.	2,629,497	15,768
[2]	Netcare Ltd.	19,746,260	15,010
	African Rainbow Minerals Ltd.	1,449,438	14,318
*	Fortress Real Estate Investments Ltd. Class A	17,316,363	14,217
	Thungela Resources Ltd.	1,890,525	12,101
	Motus Holdings Ltd.	1,969,264	11,012

		Shares	Market Value ($000)
	Resilient REIT Ltd.	4,000,428	10,072
	Vukile Property Fund Ltd.	12,438,715	10,046
	Barloworld Ltd.	2,496,108	9,960
[1]	Dis-Chem Pharmacies Ltd.	5,754,317	9,268
	Santam Ltd.	576,198	8,906
	Hyprop Investments Ltd.	4,771,452	8,146
	AECI Ltd.	1,507,022	8,119
	Equites Property Fund Ltd.	10,521,321	8,068
[2]	Reunert Ltd.	2,309,012	7,412
	Omnia Holdings Ltd.	2,096,830	7,243
	Ninety One Ltd.	3,187,045	7,053
	Super Group Ltd.	4,678,543	6,995
	MAS plc	6,526,141	6,477
	Pick n Pay Stores Ltd.	4,910,192	6,134
	DataTec Ltd.	2,779,842	6,084
*	Telkom SA SOC Ltd.	3,969,563	5,972
	Coronation Fund Managers Ltd.	3,573,161	5,947
	Sun International Ltd.	2,480,288	5,599
	Attacq Ltd.	9,912,267	5,239
	JSE Ltd.	1,038,079	4,803
	DRDGOLD Ltd.	5,833,246	4,567
	Curro Holdings Ltd.	6,991,600	4,504
*	Astral Foods Ltd.	512,881	4,325
*	KAP Ltd.	34,065,686	4,057
*,2	Transaction Capital Ltd.	8,905,277	3,896
*	Fortress Real Estate Investments Ltd. Class B	9,457,421	3,813
	Burstone Group Ltd.	7,741,748	3,548
	Tsogo Sun Ltd.	3,883,100	2,394
			3,232,073
Taiwan (19.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	294,340,605	5,892,257
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,880,007	664,206
	MediaTek Inc.	20,132,630	621,245
	Hon Hai Precision Industry Co. Ltd.	161,236,761	527,442
	Quanta Computer Inc.	35,960,200	284,338
	Delta Electronics Inc.	29,187,356	261,186
	CTBC Financial Holding Co. Ltd.	246,381,062	223,520
	Fubon Financial Holding Co. Ltd.	104,576,063	214,961
	ASE Technology Holding Co. Ltd.	46,187,723	199,705
	Mega Financial Holding Co. Ltd.	155,366,815	186,630
[2]	United Microelectronics Corp.	115,384,270	179,729
	Cathay Financial Holding Co. Ltd.	124,289,347	174,779
	E.Sun Financial Holding Co. Ltd.	201,227,353	158,827
	Uni-President Enterprises Corp.	64,676,868	149,461
	Nan Ya Plastics Corp.	76,229,819	147,734
	Chunghwa Telecom Co. Ltd.	37,511,663	142,203
	Yuanta Financial Holding Co. Ltd.	164,560,070	141,866
[2]	Wistron Corp.	38,573,535	141,230
	Asustek Computer Inc.	9,520,937	135,191
	China Steel Corp.	166,038,308	133,052
	First Financial Holding Co. Ltd.	145,312,102	123,315
	Accton Technology Corp.	7,184,610	120,864
[2]	Alchip Technologies Ltd.	965,463	119,756
	Taiwan Cooperative Financial Holding Co. Ltd.	143,565,223	116,474
	Formosa Plastics Corp.	50,294,057	115,578
	Largan Precision Co. Ltd.	1,376,076	109,102
	Chailease Holding Co. Ltd.	19,021,842	105,296
	Lite-On Technology Corp.	28,851,084	99,915

		Shares	Market Value ($000)
[2]	Unimicron Technology Corp.	17,548,979	98,455
	Realtek Semiconductor Corp.	6,428,959	96,212
	SinoPac Financial Holdings Co. Ltd.	156,071,112	95,511
	Hua Nan Financial Holdings Co. Ltd.	137,531,172	94,738
[2]	Yageo Corp.	5,282,925	92,922
	Novatek Microelectronics Corp.	5,538,560	90,222
	Hotai Motor Co. Ltd.	4,390,357	88,940
	Taishin Financial Holding Co. Ltd.	160,742,009	88,056
[2]	Taiwan Cement Corp.	84,376,717	85,873
	eMemory Technology Inc.	937,100	83,579
	Formosa Chemicals & Fibre Corp.	46,095,449	83,219
[2]	Wiwynn Corp.	1,171,280	82,576
*	China Development Financial Holding Corp.	212,341,303	81,522
	Taiwan Mobile Co. Ltd.	23,227,941	72,607
	Pegatron Corp.	27,453,213	72,371
[2]	United Microelectronics Corp. ADR	9,289,817	71,624
	Shanghai Commercial & Savings Bank Ltd.	50,503,935	71,379
	E Ink Holdings Inc.	10,659,440	70,690
	Advantech Co. Ltd.	6,128,694	66,063
[2]	Evergreen Marine Corp. Taiwan Ltd.	13,766,958	66,034
[2]	Gigabyte Technology Co. Ltd.	6,584,850	65,161
	Compal Electronics Inc.	55,322,900	63,447
	President Chain Store Corp.	7,502,449	63,256
[2]	Inventec Corp.	34,656,966	60,869
	Far EasTone Telecommunications Co. Ltd.	23,533,723	60,407
[2]	Elite Material Co. Ltd.	4,055,156	59,573
	Innolux Corp.	112,886,109	58,710
[2]	Global Unichip Corp.	1,180,960	57,981
[2]	Acer Inc.	38,155,897	56,036
	WPG Holdings Ltd.	19,925,720	55,471
	Airtac International Group	1,841,830	55,199
[2]	Silergy Corp.	4,408,560	54,255
	Micro-Star International Co. Ltd.	9,203,200	53,379
[2]	Globalwafers Co. Ltd.	2,876,810	53,148
	Asia Vital Components Co. Ltd.	3,832,995	52,057
	Chunghwa Telecom Co. Ltd. ADR	1,371,399	51,537
	Chang Hwa Commercial Bank Ltd.	91,770,178	51,231
	AUO Corp.	86,381,039	50,481
	Catcher Technology Co. Ltd.	8,102,956	50,350
*	Shin Kong Financial Holding Co. Ltd.	179,518,288	48,066
	Eclat Textile Co. Ltd.	2,664,209	46,499
[2]	Sino-American Silicon Products Inc.	7,227,742	44,193
	Chicony Electronics Co. Ltd.	8,365,458	43,862
	Powertech Technology Inc.	9,399,550	43,639
	Formosa Petrochemical Corp.	18,294,977	43,450
	Synnex Technology International Corp.	18,668,800	42,863
	Asia Cement Corp.	33,046,510	41,907
*,2	Tatung Co. Ltd.	30,010,819	41,873
	ASPEED Technology Inc.	411,011	40,369
[2]	Walsin Lihwa Corp.	35,515,707	40,100
	King Yuan Electronics Co. Ltd.	14,954,280	39,946
	Tripod Technology Corp.	6,645,040	39,679
	Far Eastern New Century Corp.	39,239,963	38,716
[2]	Faraday Technology Corp.	2,879,000	38,051
	Voltronic Power Technology Corp.	881,325	37,688
	Phison Electronics Corp.	2,182,080	36,646
[2]	Yang Ming Marine Transport Corp.	23,963,725	36,541
	Cheng Shin Rubber Industry Co. Ltd.	25,187,095	36,520

		Shares	Market Value ($000)
[2]	Winbond Electronics Corp.	40,914,439	35,563
[2]	Eva Airways Corp.	35,262,760	35,544
	Pou Chen Corp.	35,061,021	35,296
	International Games System Co. Ltd.	1,310,600	34,673
	Parade Technologies Ltd.	958,290	33,997
	Chroma ATE Inc.	5,300,280	33,876
[2]	Nanya Technology Corp.	15,410,878	33,800
[2]	Powerchip Semiconductor Manufacturing Corp.	39,268,000	33,764
[2]	Feng TAY Enterprise Co. Ltd.	6,547,867	33,761
	Compeq Manufacturing Co. Ltd.	14,639,760	32,470
*,2	PharmaEssentia Corp.	3,204,000	32,171
	Lien Hwa Industrial Holdings Corp.	15,355,883	31,808
	Lotes Co. Ltd.	1,004,151	31,677
	Makalot Industrial Co. Ltd.	2,748,808	31,532
[2]	ASMedia Technology Inc.	532,857	31,509
[2]	WT Microelectronics Co. Ltd.	6,256,205	31,427
[2]	Gold Circuit Electronics Ltd.	4,256,481	31,146
	Jentech Precision Industrial Co. Ltd.	1,297,283	31,054
	Taiwan Business Bank	72,833,804	31,039
	Simplo Technology Co. Ltd.	2,324,310	30,079
	TA Chen Stainless Pipe	25,218,322	29,822
[2]	AP Memory Technology Corp.	1,763,120	29,349
[2]	King Slide Works Co. Ltd.	871,000	28,925
[2]	Vanguard International Semiconductor Corp.	12,273,640	28,798
[2]	Zhen Ding Technology Holding Ltd.	8,570,710	27,592
	Win Semiconductors Corp.	5,490,519	27,054
	Hiwin Technologies Corp.	3,846,308	26,998
	Radiant Opto-Electronics Corp.	6,099,751	26,975
	Qisda Corp.	18,102,620	26,892
	Taiwan High Speed Rail Corp.	28,468,912	26,862
[2]	Oneness Biotech Co. Ltd.	4,719,976	26,000
	Taichung Commercial Bank Co. Ltd.	48,735,389	24,434
	Giant Manufacturing Co. Ltd.	4,272,193	24,317
	Highwealth Construction Corp.	19,111,046	24,171
	Teco Electric & Machinery Co. Ltd.	16,345,320	23,972
	Sinbon Electronics Co. Ltd.	2,889,475	23,789
	Ruentex Development Co. Ltd.	20,786,300	23,678
	Foxconn Technology Co. Ltd.	14,608,663	23,525
[2]	Macronix International Co. Ltd.	24,534,737	22,858
[2]	Fortune Electric Co. Ltd.	1,588,965	22,474
	Taiwan Fertilizer Co. Ltd.	10,166,186	22,076
[2]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,756,000	21,862
[2]	Via Technologies Inc.	4,845,620	21,454
	Nien Made Enterprise Co. Ltd.	1,914,560	20,467
	Yulon Finance Corp.	3,592,485	20,025
[2]	Wan Hai Lines Ltd.	12,589,646	19,656
	Chipbond Technology Corp.	8,393,630	19,309
	Wistron NeWeb Corp.	4,235,526	19,298
	Elan Microelectronics Corp.	3,992,870	19,099
	Tung Ho Steel Enterprise Corp.	8,029,602	18,927
[2]	Sanyang Motor Co. Ltd.	8,399,330	18,887
	United Integrated Services Co. Ltd.	2,114,800	18,709
[2]	Merida Industry Co. Ltd.	3,352,526	18,361
	Poya International Co. Ltd.	1,097,434	18,082
[2]	Mitac Holdings Corp.	12,553,901	18,044
[2]	Yulon Motor Co. Ltd.	8,054,580	17,811
	Great Wall Enterprise Co. Ltd.	9,431,626	17,378
	Tong Yang Industry Co. Ltd.	6,263,350	17,064

		Shares	Market Value ($000)
*	IBF Financial Holdings Co. Ltd.	44,327,112	16,918
	King's Town Bank Co. Ltd.	12,889,184	16,771
[2]	YFY Inc.	17,056,703	16,319
	Run Long Construction Co. Ltd.	4,852,501	15,957
[2]	Getac Holdings Corp.	4,840,420	15,917
[2]	M31 Technology Corp.	283,245	15,864
	Bora Pharmaceuticals Co. Ltd.	741,581	15,863
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,546,650	15,813
[2]	China Airlines Ltd.	24,226,146	15,736
	Century Iron & Steel Industrial Co. Ltd.	2,225,000	15,554
*,2	HTC Corp.	9,936,301	15,523
[2]	Lotus Pharmaceutical Co. Ltd.	1,724,000	15,352
*,2	China Petrochemical Development Corp.	50,667,041	15,225
[2]	Jinan Acetate Chemical Co. Ltd.	565,679	15,178
	Ardentec Corp.	6,416,522	15,128
[2]	Bizlink Holding Inc.	2,051,491	15,098
[2]	Taiwan Union Technology Corp.	3,458,052	14,942
[2]	Genius Electronic Optical Co. Ltd.	1,163,299	14,789
	Walsin Technology Corp.	4,312,521	14,783
	Taiwan Secom Co. Ltd.	3,925,876	14,604
[2]	Shihlin Electric & Engineering Corp.	3,767,964	14,592
	Capital Securities Corp.	28,174,773	14,445
	Ruentex Industries Ltd.	7,513,961	14,398
	Goldsun Building Materials Co. Ltd.	14,992,415	14,216
	Sercomm Corp.	3,394,600	14,061
[2]	Orient Semiconductor Electronics Ltd.	6,787,792	13,813
	Topco Scientific Co. Ltd.	2,285,992	13,695
[2]	Nan Ya Printed Circuit Board Corp.	1,877,521	13,555
[2]	momo.com Inc.	963,232	13,371
	Arcadyan Technology Corp.	2,376,219	13,083
*	Ennostar Inc.	9,716,726	13,033
	Sigurd Microelectronics Corp.	6,029,546	12,997
	CTCI Corp.	9,490,510	12,817
	China Motor Corp.	3,490,844	12,737
*	Nan Kang Rubber Tire Co. Ltd.	9,563,390	12,735
	Supreme Electronics Co. Ltd.	6,573,991	12,630
	VisEra Technologies Co. Ltd.	1,379,000	12,392
	Sitronix Technology Corp.	1,395,070	12,105
	Chicony Power Technology Co. Ltd.	2,593,000	12,094
	L&K Engineering Co. Ltd.	2,179,000	11,893
	Far Eastern Department Stores Ltd.	14,928,878	11,854
	Kinik Co.	1,688,000	11,815
[2]	Kinsus Interconnect Technology Corp.	3,685,530	11,797
	Eternal Materials Co. Ltd.	12,847,298	11,758
	Feng Hsin Steel Co. Ltd.	5,423,200	11,757
	Far Eastern International Bank	30,149,639	11,748
	Coretronic Corp.	5,181,900	11,701
[2]	Tong Hsing Electronic Industries Ltd.	2,535,919	11,626
	Fusheng Precision Co. Ltd.	1,602,920	11,584
[2]	AURAS Technology Co. Ltd.	961,000	11,572
	RDC Semiconductor Co. Ltd.	799,280	11,555
[2]	Silicon Integrated Systems Corp.	8,676,400	11,424
	Taiwan Surface Mounting Technology Corp.	3,829,110	11,338
	Cheng Loong Corp.	12,255,230	11,282
	ChipMOS Technologies Inc.	8,264,148	11,282
[2]	FLEXium Interconnect Inc.	4,132,990	11,277
[2]	Gudeng Precision Industrial Co. Ltd.	874,487	11,221
	TXC Corp.	3,697,630	11,199

		Shares	Market Value ($000)
[2]	Visual Photonics Epitaxy Co. Ltd.	2,587,960	11,138
	ADATA Technology Co. Ltd.	3,616,669	11,070
	Nan Pao Resins Chemical Co. Ltd.	1,193,000	11,058
[2]	Wisdom Marine Lines Co. Ltd.	6,633,155	10,893
	Charoen Pokphand Enterprise	3,527,343	10,855
*,2	HannStar Display Corp.	28,843,193	10,833
	Raydium Semiconductor Corp.	876,000	10,512
[2]	Pan Jit International Inc.	5,316,740	10,473
[2]	Sunonwealth Electric Machine Industry Co. Ltd.	2,808,000	10,453
*,2	Taiwan Glass Industry Corp.	17,765,290	10,205
	Formosa Taffeta Co. Ltd.	13,247,632	10,193
[2]	Fitipower Integrated Technology Inc.	1,353,043	10,131
*,2	Polaris Group	4,487,000	10,119
[2]	Elite Semiconductor Microelectronics Technology Inc.	3,413,000	10,017
	Hotai Finance Co. Ltd.	2,538,800	9,830
[2]	Dynamic Holding Co. Ltd.	3,705,533	9,796
	Ta Ya Electric Wire & Cable	8,766,543	9,753
[2]	AcBel Polytech Inc.	7,444,079	9,670
	Shinkong Synthetic Fibers Corp.	20,141,400	9,632
[2]	Microbio Co. Ltd.	6,474,099	9,591
	Transcend Information Inc.	3,817,069	9,587
	Huaku Development Co. Ltd.	3,138,200	9,535
[2]	Nuvoton Technology Corp.	2,288,000	9,365
[2]	Wafer Works Corp.	7,020,103	9,232
	Kinpo Electronics	18,605,670	9,147
	Shin Zu Shing Co. Ltd.	1,891,853	9,017
	Yieh Phui Enterprise Co. Ltd.	18,287,574	8,985
[2]	Chung Hung Steel Corp.	11,834,000	8,985
	Everlight Electronics Co. Ltd.	5,781,410	8,954
	U-Ming Marine Transport Corp.	5,823,108	8,894
	Merry Electronics Co. Ltd.	2,721,999	8,859
	MPI Corp.	1,004,000	8,839
	Primax Electronics Ltd.	4,163,940	8,729
[2]	Taiwan Semiconductor Co. Ltd.	3,384,290	8,698
*,2	EirGenix Inc.	2,869,868	8,627
[2]	Great Tree Pharmacy Co. Ltd.	808,079	8,611
	Depo Auto Parts Ind Co. Ltd.	1,799,000	8,583
[2]	Episil Technologies Inc.	4,258,189	8,560
	Kenda Rubber Industrial Co. Ltd.	8,908,288	8,487
	Foxsemicon Integrated Technology Inc.	1,225,642	8,452
	XinTec Inc.	2,095,225	8,397
[2]	ITE Technology Inc.	1,727,000	8,386
	FocalTech Systems Co. Ltd.	2,654,482	8,375
	O-Bank Co. Ltd.	27,847,453	8,370
[2]	Andes Technology Corp.	526,000	8,315
	EVERGREEN Steel Corp.	2,283,000	8,240
	Center Laboratories Inc.	5,615,913	8,179
	Pixart Imaging Inc.	1,606,680	8,155
	President Securities Corp.	13,522,241	8,131
	Cheng Uei Precision Industry Co. Ltd.	5,696,673	8,126
[2]	Solar Applied Materials Technology Corp.	6,463,607	8,117
[2]	Egis Technology Inc.	934,100	8,107
[2]	Gloria Material Technology Corp.	5,336,640	8,102
*,2	Advanced Wireless Semiconductor Co.	2,023,266	8,033
	Greatek Electronics Inc.	4,215,000	7,968
[2]	Kaori Heat Treatment Co. Ltd.	1,096,450	7,931
	Acter Group Corp. Ltd.	1,368,832	7,925
	Hannstar Board Corp.	4,358,685	7,924

		Shares	Market Value ($000)
	Innodisk Corp.	814,047	7,891
	Taiwan Cogeneration Corp.	6,158,192	7,775
	China Steel Chemical Corp.	2,137,000	7,745
	TCI Co. Ltd.	1,407,549	7,718
*,2	Phihong Technology Co. Ltd.	4,238,706	7,694
[2]	Taiwan-Asia Semiconductor Corp.	5,511,987	7,657
	Wah Lee Industrial Corp.	2,478,194	7,654
	BES Engineering Corp.	19,381,000	7,603
	Allied Supreme Corp.	723,000	7,546
	Evergreen International Storage & Transport Corp.	7,070,000	7,519
[2]	United Renewable Energy Co. Ltd.	18,163,629	7,497
	Ennoconn Corp.	871,758	7,496
	Pegavision Corp.	599,314	7,433
	Systex Corp.	2,013,000	7,415
	Farglory Land Development Co. Ltd.	4,048,550	7,409
	Sporton International Inc.	996,062	7,375
	Tainan Spinning Co. Ltd.	15,557,000	7,367
*,2	TaiMed Biologics Inc.	2,686,090	7,361
	Standard Foods Corp.	6,116,603	7,314
	ITEQ Corp.	2,760,357	7,308
	USI Corp.	12,426,861	7,252
[2]	Wowprime Corp.	935,689	7,235
	SDI Corp.	2,196,236	7,181
	International CSRC Investment Holdings Co.	11,881,270	7,124
	Global Mixed Mode Technology Inc.	902,000	7,076
	TSRC Corp.	9,883,940	6,963
	Chin-Poon Industrial Co. Ltd.	4,806,890	6,862
	Grape King Bio Ltd.	1,406,529	6,851
[2]	Chenbro Micom Co. Ltd.	756,000	6,756
	Universal Vision Biotechnology Co. Ltd.	767,970	6,736
[2]	Advanced Energy Solution Holding Co. Ltd.	334,000	6,733
[2]	Chang Wah Electromaterials Inc.	5,780,000	6,632
	Shinkong Insurance Co. Ltd.	3,009,000	6,628
	TTY Biopharm Co. Ltd.	2,666,160	6,618
	Grand Pacific Petrochemical	14,369,088	6,606
	Cleanaway Co. Ltd.	1,146,000	6,551
[2]	ZillTek Technology Corp.	458,000	6,509
	Asia Optical Co. Inc.	3,029,260	6,495
	Holy Stone Enterprise Co. Ltd.	2,162,032	6,490
*,2	RichWave Technology Corp.	1,121,736	6,390
[2]	Zyxel Group Corp.	4,203,819	6,386
	Global Brands Manufacture Ltd.	3,108,680	6,342
	Hsin Kuang Steel Co. Ltd.	3,518,000	6,259
	Chong Hong Construction Co. Ltd.	2,577,000	6,246
*	Medigen Vaccine Biologics Corp.	3,248,930	6,240
[2]	WinWay Technology Co. Ltd.	246,000	6,228
	Test Research Inc.	2,789,660	6,197
[2]	Fulgent Sun International Holding Co. Ltd.	1,532,893	6,172
	Taiwan Sakura Corp.	2,723,000	6,105
	Oriental Union Chemical Corp.	10,326,582	6,090
	Sunplus Technology Co. Ltd.	5,884,000	6,060
	Kindom Development Co. Ltd.	4,771,600	6,031
	ASROCK Inc.	816,000	6,029
	UPC Technology Corp.	12,648,041	6,025
[2]	Formosa International Hotels Corp.	887,000	6,023
[2]	TSEC Corp.	6,613,908	5,995
	Shiny Chemical Industrial Co. Ltd.	1,418,000	5,992
[2]	Soft-World International Corp.	1,304,653	5,966

		Shares	Market Value ($000)
[2]	UPI Semiconductor Corp.	728,000	5,955
	Etron Technology Inc.	3,647,060	5,948
[2]	Taiwan Mask Corp.	2,740,272	5,907
	Taiwan Paiho Ltd.	3,372,140	5,760
	Continental Holdings Corp.	6,550,000	5,679
*,2	Taiwan TEA Corp.	8,730,000	5,661
	Thinking Electronic Industrial Co. Ltd.	1,106,000	5,607
	Sinon Corp.	4,534,000	5,585
[2]	Anpec Electronics Corp.	834,000	5,578
	Pan-International Industrial Corp.	5,271,000	5,563
[2]	General Interface Solution Holding Ltd.	2,754,070	5,506
[2]	Co-Tech Development Corp.	2,905,000	5,441
[2]	Channel Well Technology Co. Ltd.	2,162,672	5,431
	Gemtek Technology Corp.	4,774,000	5,404
	Kuo Toong International Co. Ltd.	2,995,514	5,402
	Topkey Corp.	926,000	5,389
[2]	Waffer Technology Corp.	1,663,000	5,363
[2]	Marketech International Corp.	1,144,000	5,356
	Quanta Storage Inc.	2,078,000	5,299
	Longchen Paper & Packaging Co. Ltd.	12,007,632	5,299
[2]	Hota Industrial Manufacturing Co. Ltd.	3,157,178	5,291
	TPK Holding Co. Ltd.	4,633,288	5,273
[2]	Unitech Printed Circuit Board Corp.	8,701,731	5,272
	AUO Corp. ADR	851,923	5,265
	Cathay Real Estate Development Co. Ltd.	8,571,984	5,234
	Brighton-Best International Taiwan Inc.	4,829,526	5,214
	Synmosa Biopharma Corp.	4,323,413	5,188
	Hu Lane Associate Inc.	1,078,300	5,173
	Ambassador Hotel	3,520,000	5,154
	Darfon Electronics Corp.	3,135,000	5,090
	Dynapack International Technology Corp.	1,908,000	5,073
[2]	Cub Elecparts Inc.	1,227,735	5,070
	Nantex Industry Co. Ltd.	4,381,000	5,054
	Prince Housing & Development Corp.	15,061,270	5,046
	Chang Wah Technology Co. Ltd.	4,737,500	5,031
*	Mercuries Life Insurance Co. Ltd.	32,405,073	4,988
*,2	CSBC Corp. Taiwan	8,463,197	4,856
*	China Man-Made Fiber Corp.	19,509,016	4,838
[2]	Sensortek Technology Corp.	336,000	4,822
	Nichidenbo Corp.	2,654,460	4,792
	Taiwan PCB Techvest Co. Ltd.	3,608,000	4,737
	Xxentria Technology Materials Corp.	2,044,100	4,707
	Advanced Ceramic X Corp.	683,105	4,702
[2]	TaiDoc Technology Corp.	910,000	4,644
	Chief Telecom Inc.	448,800	4,581
[2]	Weltrend Semiconductor	2,187,567	4,563
*,2	OBI Pharma Inc.	2,134,881	4,555
[2]	D-Link Corp.	7,378,400	4,553
*,2	CMC Magnetics Corp.	13,248,313	4,540
[2]	Actron Technology Corp.	837,479	4,493
*,2	Adimmune Corp.	4,581,825	4,465
	China Metal Products	3,441,000	4,332
	Dimerco Express Corp.	1,545,884	4,317
[2]	Formosa Sumco Technology Corp.	833,000	4,305
	YungShin Global Holding Corp.	2,884,000	4,266
[2]	Holtek Semiconductor Inc.	2,155,483	4,259
	Sampo Corp.	4,666,800	4,247
	YC INOX Co. Ltd.	5,104,800	4,243

		Shares	Market Value ($000)
	T3EX Global Holdings Corp.	1,457,000	4,203
	Chlitina Holding Ltd.	696,000	4,190
	AmTRAN Technology Co. Ltd.	9,760,156	4,145
*	Lealea Enterprise Co. Ltd.	12,829,367	4,111
[2]	Chung Hwa Pulp Corp.	5,645,000	4,061
	Chunghwa Precision Test Tech Co. Ltd.	240,153	4,060
	Machvision Inc.	456,306	4,014
	St. Shine Optical Co. Ltd.	648,000	3,967
	Apex International Co. Ltd.	2,619,000	3,957
[2]	Ichia Technologies Inc.	3,652,000	3,953
	Asia Polymer Corp.	5,519,340	3,914
[2]	Alpha Networks Inc.	3,150,772	3,875
	Ton Yi Industrial Corp.	7,986,000	3,874
[2]	China General Plastics Corp.	5,855,926	3,842
	Career Technology MFG. Co. Ltd.	5,864,890	3,831
	IEI Integration Corp.	1,531,920	3,819
	Flytech Technology Co. Ltd.	1,757,650	3,814
[2]	Lingsen Precision Industries Ltd.	4,849,000	3,776
	Evergreen Aviation Technologies Corp.	1,161,000	3,762
[2]	Adlink Technology Inc.	1,932,895	3,761
[2]	PharmaEngine Inc.	1,112,457	3,760
	Namchow Holdings Co. Ltd.	2,255,000	3,753
[2]	Genesys Logic Inc.	1,073,000	3,722
	Syncmold Enterprise Corp.	1,515,500	3,712
	Chia Hsin Cement Corp.	6,497,400	3,704
[2]	Elite Advanced Laser Corp.	1,828,349	3,640
	Amazing Microelectronic Corp.	1,026,244	3,626
	Tung Thih Electronic Co. Ltd.	871,000	3,616
[2]	CyberPower Systems Inc.	603,000	3,615
*	Federal Corp.	6,135,040	3,593
	Sinyi Realty Inc.	3,879,000	3,592
	Ho Tung Chemical Corp.	12,634,459	3,582
*	Foresee Pharmaceuticals Co. Ltd.	1,183,237	3,552
	Kung Long Batteries Industrial Co. Ltd.	852,000	3,539
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	3,499
	Gamania Digital Entertainment Co. Ltd.	1,414,916	3,499
*	Mercuries & Associates Holding Ltd.	8,827,282	3,492
[2]	Motech Industries Inc.	4,072,897	3,382
[2]	LandMark Optoelectronics Corp.	986,470	3,380
	Everlight Chemical Industrial Corp.	5,648,200	3,377
[2]	Altek Corp.	2,882,000	3,368
*	Lung Yen Life Service Corp.	2,698,000	3,331
	Sonix Technology Co. Ltd.	1,948,000	3,309
[2]	KMC Kuei Meng International Inc.	816,000	3,296
	Wei Chuan Foods Corp.	5,516,600	3,283
	Jess-Link Products Co. Ltd.	1,279,750	3,260
[2]	Elitegroup Computer Systems Co. Ltd.	3,293,000	3,246
*	Bank of Kaohsiung Co. Ltd.	8,398,186	3,207
*	Radium Life Tech Co. Ltd.	10,611,760	3,190
	TYC Brother Industrial Co. Ltd.	2,542,000	3,188
*	Kuo Yang Construction Co. Ltd.	4,552,900	3,181
	Taiwan Styrene Monomer	6,803,050	3,114
[2]	Sincere Navigation Corp.	4,255,240	3,113
	Firich Enterprises Co. Ltd.	3,290,184	3,112
[2]	Advanced International Multitech Co. Ltd.	1,373,000	3,101
	Chun Yuan Steel Industry Co. Ltd.	5,444,000	3,081
	Hung Sheng Construction Ltd.	4,830,464	3,068
	ScinoPharm Taiwan Ltd.	3,809,576	3,058

		Shares	Market Value ($000)
	Taiflex Scientific Co. Ltd.	1,971,920	3,036
	Huang Hsiang Construction Corp.	2,207,000	3,034
	Gourmet Master Co. Ltd.	984,469	3,018
[2]	Panion & BF Biotech Inc.	903,579	2,982
[2]	Swancor Holding Co. Ltd.	953,000	2,981
	Johnson Health Tech Co. Ltd.	1,439,000	2,979
*	Shining Building Business Co. Ltd.	9,003,638	2,959
	Posiflex Technology Inc.	787,764	2,959
*,2	CyberTAN Technology Inc.	4,414,000	2,924
	KEE TAI Properties Co. Ltd.	5,952,000	2,923
	Bioteque Corp.	812,475	2,896
[2]	Darwin Precisions Corp.	5,857,900	2,889
*	First Steamship Co. Ltd.	10,736,968	2,842
	VIA Labs Inc.	354,000	2,831
	Ultra Chip Inc.	946,000	2,752
	Speed Tech Corp.	1,460,000	2,737
	91APP Inc.	887,243	2,733
[2]	Kaimei Electronic Corp.	1,332,000	2,710
	Rechi Precision Co. Ltd.	3,808,000	2,687
*	Rich Development Co. Ltd.	8,788,000	2,637
[2]	CHC Healthcare Group	1,457,899	2,619
	FSP Technology Inc.	1,548,120	2,563
	Hong Pu Real Estate Development Co. Ltd.	2,711,000	2,539
	Formosan Rubber Group Inc.	3,359,821	2,538
*	Tyntek Corp.	4,262,000	2,533
*	Rexon Industrial Corp. Ltd.	1,749,525	2,493
	China Chemical & Pharmaceutical Co. Ltd.	3,327,000	2,477
	Zeng Hsing Industrial Co. Ltd.	762,778	2,460
*	Gigastorage Corp.	4,475,259	2,403
	China Bills Finance Corp.	5,080,000	2,386
*	Li Peng Enterprise Co. Ltd.	9,652,000	2,375
	Savior Lifetec Corp.	3,677,325	2,346
[2]	WUS Printed Circuit Co. Ltd.	2,013,156	2,239
*	Ritek Corp.	8,822,489	2,195
	Infortrend Technology Inc.	3,282,000	2,136
	Iron Force Industrial Co. Ltd.	755,000	2,115
	Ability Enterprise Co. Ltd.	2,621,491	2,079
*	HannsTouch Holdings Co.	7,036,115	2,071
[2]	China Electric Manufacturing Corp.	3,879,180	2,060
	Nidec Chaun-Choung Technology Corp.	488,000	2,041
*,2	PChome Online Inc.	1,386,358	1,981
	TA-I Technology Co. Ltd.	1,349,750	1,949
*,2	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	1,902
*	Medigen Biotechnology Corp.	1,470,000	1,894
	AGV Products Corp.	4,937,370	1,857
*,2	ALI Corp.	2,167,275	1,825
*	Globe Union Industrial Corp.	3,720,408	1,816
	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,756
	Yulon Nissan Motor Co. Ltd.	308,188	1,697
	Cyberlink Corp.	566,674	1,663
*	Yeong Guan Energy Technology Group Co. Ltd.	1,033,180	1,663
	Brogent Technologies Inc.	475,792	1,662
	Basso Industry Corp.	1,277,000	1,626
[2]	Weikeng Industrial Co. Ltd.	1,649,000	1,611
	Fittech Co. Ltd.	778,491	1,600
*,2	Zinwell Corp.	2,356,000	1,588
	Nan Liu Enterprise Co. Ltd.	673,000	1,552
*	Gigasolar Materials Corp.	477,152	1,522

		Shares	Market Value ($000)
	Universal Cement Corp.	1,637,000	1,521
	Taiyen Biotech Co. Ltd.	1,366,000	1,481
	Dyaco International Inc.	1,404,921	1,460
*	Newmax Technology Co. Ltd.	1,301,000	1,360
	Senao International Co. Ltd.	1,011,175	1,222
	Sheng Yu Steel Co. Ltd.	1,329,000	1,193
	Shin Foong Specialty & Applied Materials Co. Ltd.	696,200	1,173
*	Li Cheng Enterprise Co. Ltd.	1,650,996	1,034
	Airoha Technology Corp.	12,000	218
	Yankey Engineering Co. Ltd.	9,000	94
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
			18,876,110
Thailand (2.4%)
	PTT PCL (Foreign)	193,589,615	183,770
	CP ALL PCL (Foreign)	80,459,521	118,445
	Bangkok Dusit Medical Services PCL (Foreign)	147,497,120	114,331
[2]	Airports of Thailand PCL (Foreign)	57,728,644	97,207
	Advanced Info Service PCL (Foreign)	15,127,406	93,296
	Delta Electronics Thailand PCL (Foreign)	37,745,100	83,545
	PTT Exploration & Production PCL (Foreign)	18,628,884	78,620
	Central Pattana PCL (Foreign)	40,996,524	74,735
	Kasikornbank PCL (Foreign)	19,709,035	66,756
[2]	SCB X PCL (Foreign)	22,029,290	64,479
	Bumrungrad Hospital PCL (Foreign)	7,611,574	51,497
	Gulf Energy Development PCL (Foreign)	40,581,515	49,706
	Siam Cement PCL NVDR	6,406,096	48,762
	Minor International PCL (Foreign)	52,326,221	44,989
	Central Retail Corp. PCL (Foreign)	37,040,500	34,634
	Charoen Pokphand Foods PCL (Foreign)	64,532,917	33,859
[2]	TMBThanachart Bank PCL (Foreign)	598,605,200	30,191
	Krung Thai Bank PCL (Foreign)	63,858,296	28,622
	PTT Global Chemical PCL (Foreign)	27,859,079	26,269
[2]	Bangkok Bank PCL NVDR	6,566,400	26,096
	Siam Cement PCL (Foreign)	3,402,988	25,903
	Thai Oil PCL (Foreign)	15,559,706	23,938
	Energy Absolute PCL (Foreign)	21,341,596	23,857
	Intouch Holdings PCL (Foreign)	11,155,100	23,165
	Home Product Center PCL (Foreign)	76,668,384	22,675
[2]	Bangkok Expressway & Metro PCL (Foreign)	108,519,022	22,472
	Land & Houses PCL NVDR	90,722,380	19,576
[2]	BTS Group Holdings PCL (Foreign)	114,834,835	19,404
[2]	Banpu PCL (Foreign)	107,579,773	18,780
	PTT Oil & Retail Business PCL (Foreign)	36,999,400	18,645
[2]	Krungthai Card PCL (Foreign)	14,545,131	17,932
[2]	CP Axtra PCL (Foreign)	21,822,957	17,494
	Bangchak Corp. PCL (Foreign)	13,872,566	16,395
[2]	Indorama Ventures PCL (Foreign)	24,522,335	16,311
	Digital Telecommunications Infrastructure Fund	70,444,413	16,258
[2]	Thai Union Group PCL (Foreign)	34,421,879	14,751
[2]	Thanachart Capital PCL (Foreign)	10,301,156	14,721
*	True Corp. PCL (Foreign)	86,203,606	14,658
	SCG Packaging PCL (Foreign)	16,401,400	14,546
	Tisco Financial Group PCL (Foreign)	5,139,468	14,334
[2]	Thonburi Healthcare Group PCL (Foreign)	10,466,770	13,939
[2]	KCE Electronics PCL (Foreign)	11,090,914	13,840
	WHA Corp. PCL (Foreign)	103,670,306	13,823
[2]	Electricity Generating PCL (Foreign)	3,668,711	13,580

		Shares	Market Value ($000)
[2]	Global Power Synergy PCL (Foreign)	9,556,940	13,237
[2]	Kasikornbank PCL NVDR	3,692,375	12,506
[2]	Ratch Group PCL NVDR	14,496,002	12,358
[2]	Kiatnakin Phatra Bank PCL (Foreign)	8,341,570	11,445
[2]	Muangthai Capital PCL (Foreign)	9,388,045	11,226
	Asset World Corp. PCL (Foreign)	98,776,300	11,096
[2]	Osotspa PCL (Foreign)	18,801,400	11,023
[2]	Hana Microelectronics PCL (Foreign)	8,157,383	10,938
*,2	Central Plaza Hotel PCL (Foreign)	8,896,913	10,899
[2]	Ngern Tid Lor PCL (Foreign)	17,428,749	10,691
	Supalai PCL (Foreign)	17,887,485	9,924
*	True Corp. PCL NVDR	58,020,001	9,866
[2]	Com7 PCL (Foreign)	16,586,700	9,860
	Carabao Group PCL (Foreign)	4,640,405	9,851
[2]	Siam Global House PCL (Foreign)	22,928,623	9,832
	Bangkok Bank PCL (Foreign)	2,465,641	9,799
	Sansiri PCL (Foreign)	190,757,106	9,589
	AP Thailand PCL (Foreign)	31,641,842	9,532
[2]	Srisawad Corp. PCL (Foreign)	8,414,803	9,362
[2]	Berli Jucker PCL (Foreign)	14,028,790	9,349
	Bangkok Chain Hospital PCL (Foreign)	14,308,145	9,099
[2]	Tisco Financial Group PCL NVDR	3,157,493	8,806
	Krung Thai Bank PCL NVDR	19,542,000	8,759
*,2	Jasmine Technology Solution PCL (Foreign)	3,896,392	8,458
[2]	CH Karnchang PCL (Foreign)	13,398,163	8,121
	Jasmine Broadband Internet Infrastructure Fund	46,631,737	8,093
[2]	IRPC PCL (Foreign)	146,404,814	8,029
[2]	Thai Life Insurance PCL (Foreign)	33,717,700	7,926
	B Grimm Power PCL (Foreign)	9,822,647	7,674
	Amata Corp. PCL (Foreign)	11,634,623	6,973
[2]	Mega Lifesciences PCL (Foreign)	4,905,800	5,936
[2]	Chularat Hospital PCL (Foreign)	70,197,346	5,859
	Betagro PCL (Foreign)	9,337,000	5,793
	Thailand Future Fund	28,884,000	5,740
	CK Power PCL (Foreign)	52,946,472	5,686
	Sri Trang Agro-Industry PCL (Foreign)	11,410,661	5,558
[2]	Bangkok Commercial Asset Management PCL (Foreign)	24,869,200	5,530
	AEON Thana Sinsap Thailand PCL (Foreign)	1,272,500	5,434
	Plan B Media PCL (Foreign)	21,229,660	5,256
	Quality Houses PCL (Foreign)	83,576,851	5,225
[2]	Dohome PCL (Foreign)	16,660,403	5,108
	JMT Network Services PCL (Foreign)	8,753,564	5,047
[2]	Gunkul Engineering PCL (Foreign)	56,321,866	4,852
[2]	Land & Houses PCL (Foreign)	21,822,600	4,709
	Star Petroleum Refining PCL (Foreign)	19,585,568	4,630
	TTW PCL (Foreign)	16,630,834	4,522
	Tipco Asphalt PCL (Foreign)	9,954,530	4,511
	Ramkhamhaeng Hospital PCL (Foreign)	4,794,463	4,394
	TPI Polene PCL (Foreign)	110,912,061	4,380
	Siam City Cement PCL (Foreign)	1,154,106	4,376
[2]	I-TAIL Corp. PCL (Foreign)	8,536,300	4,346
[2]	Bangchak Sriracha PCL (Foreign)	17,761,473	4,329
[2]	Dhipaya Group Holdings PCL (Foreign)	5,137,000	4,305
	Bangkok Airways PCL (Foreign)	10,185,024	4,217
	TOA Paint Thailand PCL (Foreign)	6,826,034	4,051
*,2	Beyond Securities PCL (Foreign)	31,010,800	3,684
[2]	Thai Vegetable Oil PCL (Foreign)	5,955,191	3,525
[2]	TQM Alpha PCL (Foreign)	4,312,700	3,524

		Shares	Market Value ($000)
[2]	Thoresen Thai Agencies PCL (Foreign)	19,998,487	3,494
*,2	Bangkok Land PCL (Foreign)	170,463,378	3,462
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	14,260,763	3,436
	Major Cineplex Group PCL (Foreign)	8,632,997	3,410
[2]	VGI PCL (Foreign)	75,254,769	3,340
	Banpu Power PCL (Foreign)	8,077,239	3,300
[2]	Jaymart Group Holdings PCL (Foreign)	7,732,100	3,126
[2]	Forth Corp. PCL (Foreign)	6,341,700	3,045
[2]	Bangkok Life Assurance PCL (Foreign)	5,581,991	3,001
[2]	Jasmine International PCL (Foreign)	51,082,655	2,954
[2]	Thaicom PCL (Foreign)	8,820,685	2,933
[2]	Thaifoods Group PCL (Foreign)	28,686,975	2,923
	Pruksa Holding PCL (Foreign)	8,560,530	2,911
	Vibhavadi Medical Center PCL (Foreign)	55,406,344	2,745
	TPI Polene Power PCL (Foreign)	28,678,800	2,717
	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	2,681
	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	2,547
[2]	Singer Thailand PCL (Foreign)	9,143,500	2,491
	MBK PCL (Foreign)	5,532,337	2,487
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	2,341
	SCB X PCL NVDR	786,320	2,302
[2]	BCPG PCL (Foreign)	9,515,142	2,222
*	Super Energy Corp. PCL (Foreign)	187,324,419	2,218
[2]	GFPT PCL (Foreign)	6,838,096	2,192
[2]	Precious Shipping PCL (Foreign)	9,584,963	2,053
*	Pruksa Real Estate PCL (Foreign)	11,775,000	2,008
	MK Restaurants Group PCL (Foreign)	1,889,900	1,930
[2]	Ratchthani Leasing PCL (Foreign)	26,155,350	1,872
[2]	BEC World PCL (Foreign)	13,950,527	1,825
	SPCG PCL (Foreign)	5,307,404	1,821
[2]	Origin Property PCL (Foreign)	7,239,219	1,661
	Intouch Holdings PCL NVDR	793,300	1,647
[2]	Energy Absolute PCL NVDR	1,464,300	1,637
	Ratch Group PCL (Foreign)	1,791,356	1,527
	PTG Energy PCL (Foreign)	6,034,746	1,460
[2]	LPN Development PCL (Foreign)	12,879,597	1,364
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	1,108
*,2,3	Thai Airways International PCL (Foreign)	14,720,268	1,056
	Workpoint Entertainment PCL (Foreign)	3,509,334	1,018
[2]	Bangkok Life Assurance PCL NVDR	1,757,900	945
*	Samart Corp. PCL (Foreign)	5,762,520	843
*	Kerry Express Thailand PCL (Foreign)	5,252,600	791
*	Rabbit Holdings PCL (Foreign)	53,036,469	684
			2,305,182
Turkey (1.2%)
	BIM Birlesik Magazalar A/S	5,947,241	74,578
*	Turk Hava Yollari AO	7,621,406	68,317
	KOC Holding A/S	11,730,449	61,954
	Turkiye Petrol Rafinerileri A/S	11,912,508	58,691
	Turkcell Iletisim Hizmetleri A/S	16,459,850	37,114
	Turkiye Is Bankasi A/S Class C	42,773,325	36,066
	Turkiye Sise ve Cam Fabrikalari A/S	19,840,933	32,182
*	Eregli Demir ve Celik Fabrikalari TAS	22,588,553	32,029
	Yapi ve Kredi Bankasi A/S	44,592,122	32,028
	Enka Insaat ve Sanayi A/S	24,357,881	29,829
	Akbank TAS	22,813,939	29,697
	Aselsan Elektronik Sanayi ve Ticaret A/S	15,999,132	26,665
	Ford Otomotiv Sanayi A/S	880,747	25,583

		Shares	Market Value ($000)
	Haci Omer Sabanci Holding A/S	10,663,570	25,485
*	Sasa Polyester Sanayi A/S	17,245,624	21,866
	Migros Ticaret A/S	1,279,548	17,210
	Turkiye Garanti Bankasi A/S	8,215,590	17,194
	Coca-Cola Icecek A/S	901,817	15,909
	Tofas Turk Otomobil Fabrikasi A/S	1,659,876	13,465
*	Pegasus Hava Tasimaciligi A/S	541,778	13,393
	Arcelik A/S	2,838,300	13,229
*	Petkim Petrokimya Holding A/S	17,768,376	12,697
	AG Anadolu Grubu Holding A/S	1,588,488	11,971
*	TAV Havalimanlari Holding A/S	2,489,355	11,318
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	2,863,777	11,122
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,373,094	11,009
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	521,699	10,499
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	2,078,984	9,772
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	10,696,326	9,423
	Kontrolmatik Enerji ve Muhendislik A/S	1,131,621	9,035
*	Oyak Cimento Fabrikalari A/S	4,339,875	9,025
	Nuh Cimento Sanayi A/S	855,461	8,946
	Turk Traktor ve Ziraat Makineleri A/S	334,953	8,917
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	26,940,507	8,908
*	Hektas Ticaret TAS	14,542,089	8,522
	Is Yatirim Menkul Degerler A/S	7,364,260	8,382
*	Otokar Otomotiv ve Savunma Sanayi A/S	506,275	8,130
*	Turk Telekomunikasyon A/S	7,267,484	7,818
	Sok Marketler Ticaret A/S	3,697,717	7,751
*	Anadolu Anonim Turk Sigorta Sirketi	3,005,784	7,055
	Dogus Otomotiv Servis ve Ticaret A/S	722,929	6,491
	Alarko Holding A/S	1,811,969	6,385
*	Ulker Biskuvi Sanayi A/S	2,029,950	6,246
[1]	Enerjisa Enerji A/S	3,242,255	5,934
	Borusan Yatirim ve Pazarlama A/S	69,088	5,926
	EGE Endustri ve Ticaret A/S	16,393	5,918
*	Peker Gayrimenkul Yatirim Ortakligi A/S	5,176,060	5,849
	Dogan Sirketler Grubu Holding A/S	13,114,112	5,710
*	Investco Holding A/S	517,926	5,695
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	5,499
*	Gubre Fabrikalari TAS	1,131,650	5,431
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,927,277	5,424
	Koza Altin Isletmeleri A/S	7,748,239	5,292
	Cimsa Cimento Sanayi ve Ticaret A/S	4,587,255	4,982
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	16,033,249	4,883
	Aksa Akrilik Kimya Sanayii A/S	1,561,875	4,794
	Aksa Enerji Uretim A/S Class B	3,966,515	4,706
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	4,533,534	4,653
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,396,058	4,413
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,103,019	4,329
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	4,294
*	Turkiye Vakiflar Bankasi TAO	9,134,753	4,253
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,648,570	4,220
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,599,321	4,207
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	708,637	4,196
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,113,074	4,122
*	Kiler Holding A/S	3,272,710	4,090
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,221,266	4,051
	Bera Holding A/S	8,587,304	3,689
	Kayseri Seker Fabrikasi A/S	3,059,696	3,673

		Shares	Market Value ($000)
	Tekfen Holding A/S	2,596,075	3,569
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,935,677	3,489
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	3,484
	Aygaz A/S	713,806	3,464
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	300,887	3,293
*	Turkiye Halk Bankasi A/S	7,517,178	3,224
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	3,218
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,572,259	3,179
*	Konya Cimento Sanayii A/S	12,328	3,116
	Akcansa Cimento A/S	526,035	2,961
	Bursa Cimento Fabrikasi A/S	11,062,380	2,902
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,382,885	2,776
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,126,753	2,729
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,747,717	2,720
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	2,672
*	Iskenderun Demir ve Celik A/S	2,148,212	2,551
*	NET Holding A/S	2,825,096	2,516
*	Zorlu Enerji Elektrik Uretim A/S	16,373,175	2,513
	Logo Yazilim Sanayi ve Ticaret A/S	789,523	2,321
	Eczacibasi Yatirim Holding Ortakligi A/S	242,871	2,257
	Kocaer Celik Sanayi ve Ticaret A/S	1,619,265	2,122
*	Aksigorta A/S	9,788,938	2,096
*	Albaraka Turk Katilim Bankasi A/S	15,012,192	2,095
*	AKIS Gayrimenkul Yatirimi A/S	4,353,005	2,032
	Kordsa Teknik Tekstil A/S	726,453	1,987
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,647,539	1,978
	Global Yatirim Holding A/S	5,005,238	1,875
	Sekerbank Turk A/S	11,676,711	1,866
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	1,809
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,778,104	1,786
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	1,740
	Kimteks Poliuretan Sanayi ve Ticaret A/S	793,360	1,723
*	Tukas Gida Sanayi ve Ticaret A/S	6,093,713	1,681
	Kervan Gida Sanayi ve Ticaret A/S Class B	2,101,510	1,673
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	936,721	1,630
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	2,774,004	1,589
	Galata Wind Enerji A/S	1,791,002	1,545
	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,469,435	1,525
*	Can2 Termik A/S	2,500,632	1,491
*	Is Finansal Kiralama A/S	3,435,914	1,426
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,296,605	1,405
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	1,376
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	579,900	1,354
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,363,489	1,313
*	Oyak Yatirim Menkul Degerler A/S	896,849	1,297
*	Izmir Demir Celik Sanayi A/S	6,233,306	1,281
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,253
*	Qua Granite Hayal	9,377,687	1,244
	LDR Turizm A/S	618,415	1,243
*	Ozak Gayrimenkul Yatirim Ortakligi	4,198,100	1,241
*	Karsan Otomotiv Sanayii ve Ticaret A/S	3,716,800	1,175
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	10,098,849	1,130
*	Karel Elektronik Sanayi ve Ticaret A/S	2,451,038	1,108
*	Tat Gida Sanayi A/S	1,010,468	1,093
	Yayla Agro Gida Sanayi ve Nakliyat A/S	1,941,255	1,035
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	15,136,467	1,016
*	YEO Teknoloji Enerji ve Endustri A/S	138,092	1,001
	Polisan Holding A/S	2,142,054	992

		Shares	Market Value ($000)
	Turkiye Sigorta A/S	625,707	989
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,263,712	974
*	Erciyas Celik Boru Sanayi A/S	199,607	916
*	Aydem Yenilenebilir Enerji A/S	1,173,131	894
*	Kerevitas Gida Sanayi ve Ticaret A/S	2,114,067	842
	Bagfas Bandirma Gubre Fabrikalari A/S	895,852	804
*	Marti Otel Isletmeleri A/S	5,084,520	769
*	Imas Makina Sanayi A/S	1,606,162	722
*	Akfen Yenilenebilir Enerji A/S	993,677	669
	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	618
*	MIA Teknoloji A/S	343,136	494
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	227,051	456
	Suwen Tekstil Sanayi Pazarlama A/S	525,648	344
	SUN Tekstil Sanayi ve Ticaret A/S	415,250	234
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	116,314	209
	Politeknik Metal Sanayi ve Ticaret A/S	280	186
	Verusa Holding A/S	24,039	182
			1,138,621
United Arab Emirates (1.8%)
	Emirates Telecommunications Group Co. PJSC	47,180,691	246,243
	First Abu Dhabi Bank PJSC	60,110,795	239,643
	Emaar Properties PJSC	91,045,757	184,083
	Emirates NBD Bank PJSC	24,178,188	116,442
[3]	Abu Dhabi Commercial Bank PJSC	39,973,191	98,017
*	Alpha Dhabi Holding PJSC	18,883,113	91,369
	Dubai Electricity & Water Authority PJSC	118,361,776	80,905
	Dubai Islamic Bank PJSC	41,038,290	70,616
	Aldar Properties PJSC	50,246,591	69,687
	Abu Dhabi Islamic Bank PJSC	19,900,087	60,737
*	Multiply Group PJSC	64,202,260	50,413
	Abu Dhabi National Oil Co. for Distribution PJSC	40,055,759	38,698
	Americana Restaurants International plc (XADS)	37,430,396	31,670
	Air Arabia PJSC	32,925,948	26,682
*	Q Holding PJSC	28,529,358	24,531
*	National Marine Dredging Co.	2,826,538	23,292
	ADNOC Drilling Co. PJSC	22,589,389	22,556
	Salik Co. PJSC	23,773,102	22,432
	Emaar Development PJSC	11,427,478	21,625
	Borouge plc	32,748,474	21,305
*	Abu Dhabi Ports Co. PJSC	12,299,323	20,796
	Dubai Investments PJSC	29,969,527	19,299
*	Pure Health Holding PJSC	14,341,989	19,055
	ADNOC Logistics & Services	16,998,320	18,162
	Dana Gas PJSC	63,745,314	12,810
	Fertiglobe plc	16,239,594	12,320
	Emirates Central Cooling Systems Corp.	25,519,924	12,184
	GFH Financial Group BSC	44,356,540	11,469
	Sharjah Islamic Bank	14,632,492	9,361
	Dubai Financial Market PJSC	23,168,114	8,580
	AL Yah Satellite Communications Co-PJSC-Yah Sat	13,336,666	8,341
*	Ghitha Holding PJSC	527,380	5,386
*	RAK Properties PJSC	14,727,997	5,253
*	AL Seer Marine Supplies & Equipment Co. LLC	2,869,311	5,198
	Aramex PJSC	8,270,893	4,746
*	Apex Investment Co. PSC	6,797,601	3,638
*,3	Arabtec Holding PJSC	10,929,061	1,577
	Americana Restaurants International plc	1,801,544	1,532

		Shares	Market Value ($000)
*,3	Drake & Scull International PJSC	4,230,859	—
			1,720,653
Total Common Stocks (Cost $83,129,708)			95,693,561
Preferred Stocks (1.7%)
	Petroleo Brasileiro SA Preference Shares	68,326,007	557,845
	Itau Unibanco Holding SA Preference Shares	53,445,658	353,615
	Banco Bradesco SA Preference Shares	62,735,387	194,370
	Itausa SA Preference Shares	65,356,984	131,917
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,619,356	69,535
	Gerdau SA Preference Shares	13,861,706	58,867
	Cia Energetica de Minas Gerais Preference Shares	13,852,012	32,209
	Centrais Eletricas Brasileiras SA Preference Shares Class B	2,673,709	24,738
	Metalurgica Gerdau SA Preference Shares	9,042,459	18,087
	Companhia Paranaense de Energia Preference Shares Class B	8,356,127	17,085
	Bradespar SA Preference Shares	3,389,384	15,591
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,956,789	12,904
	Marcopolo SA Preference Shares	7,929,831	12,804
	Raizen SA Preference Shares	16,402,435	12,680
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,440,746	12,616
	Embotelladora Andina SA Preference Shares Class B	4,785,738	12,194
*	Azul SA Preference Shares	3,892,842	10,529
	Bancolombia SA Preference Shares	1,283,917	10,116
	Unipar Carbocloro SA Preference Shares Class B	683,473	9,697
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,790,192	8,307
*	Gol Linhas Aereas Inteligentes SA Preference Shares	14,480,915	8,272
	Banco Pan SA Preference Shares	4,365,591	6,926
*	Braskem SA Preference Shares Class A	1,887,969	6,787
	Randon SA Implementos e Participacoes Preference Shares	2,515,734	5,941
	Grupo Aval Acciones y Valores SA Preference Shares	42,999,017	5,687
*	Alpargatas SA Preference Shares	3,103,554	5,375
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,204,636	4,601
	Taurus Armas SA Preference Shares	972,500	2,811
	Iguatemi SA Preference Shares	180,320	387
*,3	Mechel PJSC Preference Shares	899,940	—
*,3	Rosseti Lenenergo PJSC Preference Shares	1,406,706	—
*,3	Transneft PJSC Preference Shares	21,565	—
*,3	Tatneft PJSC Preference Shares	855,515	—
*,3	Bashneft PJSC Preference Shares	236,470	—
*,3	Surgutneftegas PJSC Preference Shares	116,012,123	—
*	China Development Financial Holding Corp. Preference Shares	1,001	—
Total Preferred Stocks (Cost $1,628,842)			1,622,493
Rights (0.0%)
*	Localiza Rent a Car SA Exp. 2/5/24	41,047	75
*,3	Lojas Quero-Quero SA Exp. 2/1/24	92,229	19
*	Empreendimentos Pague Menos SA Exp. 2/28/24	232,819	11
*	FII BTLG Exp. 2/15/24	33,464	5
*,3	L&K Engineering Co. Ltd. Exp. 6/3/24	54,102	—
*,3	Radium Life Tech Co. Ltd. Exp. 2/26/24	678,235	—
*,3	Bank of Kaohsiung Co. Ltd. Exp. 2/23/24	2,636,176	—
Total Rights (Cost $—)			110
Warrants (0.0%)
*	Sunway Bhd. Exp. 10/3/24	3,473,743	970
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	3,624,441	111

			Shares	Market Value ($000)
*	Velesto Energy Bhd. Exp. 10/18/24		20,487,189	43
*	VGI PCL Exp. 5/23/27		18,209,185	41
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24		4,443,960	—
Total Warrants (Cost $—)				1,165
		Coupon
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[4,5]	Vanguard Market Liquidity Fund (Cost $3,073,857)	5.410%	30,749,183	3,074,611
Total Investments (102.5%) (Cost $87,832,407)				100,391,940
Other Assets and Liabilities—Net (-2.5%)				(2,465,349)
Net Assets (100%)				97,926,591
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $4,200,981,000, representing 4.3% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,453,371,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,682,871,000 was received for securities on loan.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	March 2024	6,250	306,500	(6,158)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	3/20/24	INR	40,424,899	USD	483,286	2,647	—
State Street Bank & Trust Co.	3/20/24	INR	29,062,868	USD	347,935	1,420	—
BNP Paribas	3/20/24	INR	12,086,936	USD	144,650	643	—
Deutsche Bank AG	3/20/24	INR	8,196,988	USD	98,018	515	—
Bank of America, N.A.	3/20/24	INR	1,357,731	USD	16,305	16	—
Bank of America, N.A.	3/20/24	USD	122,755	BRL	615,416	—	(913)
Barclays Bank plc	3/20/24	USD	33,815	HKD	263,688	43	—
State Street Bank & Trust Co.	3/20/24	USD	31,329	TWD	974,644	14	—
						5,298	(913)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Advanced Micro-Fabrication Equipment Inc. China Class A	7/31/24	GSI	6,346	(1.574)	—	—
Akbank TAS	8/30/24	BANA	24,113	(2.326)	1,252	—
China Airlines Ltd.	8/30/24	BANA	10,581	(3.326)	—	(833)
FTSE China A Stock Connect CNY All Cap Index	6/13/24	BANA	174,128	(2.826)	—	(17,532)
Haci Omer Sabanci Holding A/S	8/30/24	BANA	12,281	(0.826)	2,066	—
Koza Altin Isletmeleri A/S	8/30/24	BANA	3,835	5.174	149	—
Nan Ya Printed Circuit Board Corp.	8/30/24	BANA	8,195	(2.326)	—	(957)
Novatek Microelectronics Corp.	7/31/24	GSI	35,917	(4.323)	—	—
					3,467	(19,322)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At January 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $3,719,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	8,135,296	472,347	9	8,607,652
Common Stocks—Other	2,716,364	84,251,772	117,773	87,085,909
Preferred Stocks	1,540,764	81,729	—	1,622,493
Rights	91	—	19	110
Warrants	—	1,165	—	1,165
Temporary Cash Investments	3,074,611	—	—	3,074,611
Total	15,467,126	84,807,013	117,801	100,391,940

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	5,298	—	5,298
Swap Contracts	—	3,467	—	3,467
Total	—	8,765	—	8,765
Liabilities
Futures Contracts[1]	6,158	—	—	6,158
Forward Currency Contracts	—	913	—	913
Swap Contracts	—	19,322	—	19,322
Total	6,158	20,235	—	26,393
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.